UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:      811-08991

BlackRock High Yield Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock High Yield Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2004

Date of reporting period:      October 31, 2004

Item 1. Reports to Shareholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME          LIQUIDITY          EQUITIES          ALTERNATIVES          BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

OCTOBER 31, 2004

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

BlackRock Core Bond Trust (BHK)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust (BNA)

BlackRock Income Trust Inc. (BKT)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Strategic Bond Trust (BHD)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS
Letter to Shareholders	1

Trusts’ Summaries	2

Portfolios of Investments	9

Financial Statements

Statements of Assets and Liabilities	49

Statements of Operations	51

Statements of Cash Flows	53

Statements of Changes in Net Assets	55

Financial Highlights	58

Notes to Financial Statements	65

Report of Independent Registered Public Accounting Firm	78

Directors/Trustees Information	79

Dividend Reinvestment Plans	81

Additional Information	82

Tax Information	82

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

October 31, 2004

Dear Shareholder:

     We are pleased to report that during the annual period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of October 31, 2004.

Trust	Yield[1]	Market Price	NAV

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)	5.70%	$15.80	$15.98

BlackRock Core Bond Trust (BHK)	7.49	14.02	15.22

BlackRock High Yield Trust (BHY)	8.82	9.30	7.95

BlackRock Income Opportunity Trust (BNA)	7.38	11.38	12.38

BlackRock Income Trust Inc. (BKT)	8.17	7.50	6.95

BlackRock Limited Duration Income Trust (BLW)	7.52	19.95	20.13

BlackRock Strategic Bond Trust (BHD)	9.34	16.70	15.10

1Yield is based on market price.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of September 30, 2004, BlackRock managed $233 billion in bonds, including 20 open-end and 48 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock, Inc.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Trust Information

Symbol on American Stock Exchange:	BCT

Initial Offering Date:	June 17, 1993

Closing Market Price as of 10/31/04:	$15.80

Net Asset Value as of 10/31/04:	$15.98

Yield on Closing Market Price as of 10/31/04 ($15.80):[1]	5.70%

Current Monthly Distribution per Share:[2]	$0.075

Current Annualized Distribution per Share:[2]	$0.900

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$15.80	$15.85	(0.32)%	$16.52	$15.20

NAV	$15.98	$16.02	(0.25)%	$16.58	$15.38

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	October 31, 2004	October 31, 2003

U.S. Government and Agency Securities	63%	56%

Agency Multiple Class Mortgage Pass-Throughs	13	8

Interest Only Mortgage-Backed Securities	7	12

Corporate Bonds	6	8

Taxable Municipal Bonds	5	5

Inverse Floating Rate Mortgages	4	8

Commercial Mortgage-Backed Securities	1	1

Mortgage Pass-Throughs	1	1

Other	—	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2004	October 31, 2003

AA/Aa	42%	35%

A	43	43

BBB/Baa	13	21

CCC/Caa	2	1

[3] Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 8.7% and 11.0% of net assets on October 31, 2004, and October 31, 2003, respectively.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Core Bond Trust (BHK)

Trust Information

Symbol on New York Stock Exchange:	BHK

Initial Offering Date:	November 27, 2001

Closing Market Price as of 10/31/04:	$14.02

Net Asset Value as of 10/31/04:	$15.22

Yield on Closing Market Price as of 10/31/04 ($14.02):[1]	7.49%

Current Monthly Distribution per Share:[2]	$0.0875

Current Annualized Distribution per Share:[2]	$1.0500

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$14.02	$13.57	3.32%	$14.50	$12.55

NAV	$15.22	$14.75	3.19%	$15.45	$14.08

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	October 31, 2004	October 31, 2003

Corporate Bonds	45%	46%

U.S. Government and Agency Securities	27	16

Mortgage Pass-Throughs	15	26

Foreign Government Bonds	7	7

Interest Only Mortgage-Backed Securities	2	1

Commercial Mortgage-Backed Securities	2	2

Asset-Backed Securities	1	—

Collateralized Mortgage Obligations	1	—

Taxable Municipal Bonds	—	2

Corporate Credit Breakdown3

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	4%	3%

AA/Aa	21	11

A	26	25

BBB/Baa	19	21

BB/Ba	7	12

B	18	23

CCC/Caa	2	5

Not Rated	3	—

[3] Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 61.3% and 61.6% of net assets on October 31, 2004, and October 31, 2003, respectively.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock High Yield Trust (BHY)

Trust Information

Symbol on New York Stock Exchange:	BHY

Initial Offering Date:	December 23, 1998

Closing Market Price as of 10/31/04:	$9.30

Net Asset Value as of 10/31/04:	$7.95

Yield on Closing Market Price as of 10/31/04 ($9.30):[1]	8.82%

Current Monthly Distribution per Share:[2]	$0.068333

Current Annualized Distribution per Share:[2]	$0.819996

1 Yield on closing market price is calculated by dividing the annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$9.30	$10.25	(9.27)%	$11.75	$9.05

NAV	$7.95	$6.96	14.22%	$7.96	$6.80

The following charts show the porfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	October 31, 2004	October 31, 2003

Energy	19%	7%

Financial Institutions	15	12

Basic Materials	14	7

Telecommunications	11	4

Media	9	11

Consumer Products	5	16

Industrials	4	5

Health Care	4	2

Transportation	4	7

Entertainment & Leisure	3	—

Building & Development	2	6

Technology	2	7

Aero & Defense	2	2

Containers & Glass	2	4

Automotive	2	3

Ecological Services & Equipment	1	2

Real Estate	1	—

Conglomerates	—	2

Other	—	3

Corporate Credit Breakdown3

Credit Rating	October 31, 2004	October 31, 2003

BBB/Baa	2%	3%

BB/Ba	31	12

B	54	52

CCC/Caa	11	25

CC/Ca	1	5

Not Rated	1	3

[3] Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 133.8% and 135.4% of net assets on October 31, 2004, and October 31, 2003, respectively.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Income Opportunity Trust (BNA)

Trust Information

Symbol on New York Stock Exchange:	BNA

Initial Offering Date:	December 20, 1991

Closing Market Price as of 10/31/04:	$11.38

Net Asset Value as of 10/31/04:	$12.38

Yield on Closing Market Price as of 10/31/04 ($11.38):[1]	7.38%

Current Monthly Distribution per Share:[2]	$0.07

Current Annualized Distribution per Share:[2]	$0.84

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$11.38	$10.95	3.93%	$11.63	$10.02

NAV	$12.38	$11.93	3.77%	$12.40	$16.55

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Breakdown

Composition	October 31, 2004	October 31, 2003

Corporate Bonds	46%	59%

U.S. Government and Agency Securities	33	7

Mortgage Pass-Through Securities	14	29

Non-Agency Multiple Class Mortgage
Pass-Through Securities	2	—

Interest Only Mortgage-Backed Securities	2	2

Interest Only Asset-Backed Securities	1	—

Agency Multiple Class Mortgage
Pass-Through Securities	1	—

Federal Housing Administration	1	2

Inverse Floating Rate Mortgage Securities	—	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	6%	6%

AA/Aa	18	12

A	21	22

BBB/Baa	27	19

BB/Ba	9	17

B	15	22

CCC/Caa	2	2

Not Rated	2	—

[3] Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 59.6% and 71.2% of net assets on October 31, 2004, and October 31, 2003, respectively.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Income Trust Inc. (BKT)

Trust Information

Symbol on New York Stock Exchange:	BKT

Initial Offering Date:	July 22, 1988

Closing Market Price as of 10/31/04:	$7.50

Net Asset Value as of 10/31/04:	$6.95

Yield on Closing Market Price as of 10/31/04 ($7.50):[1]	8.17%

Current Monthly Distribution per Share:[2]	$0.051042

Current Annualized Distribution per Share:[2]	$0.612504

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$7.50	$7.71	(2.72)%	$7.96	$6.40

NAV	$6.95	$7.21	(3.61)%	$7.25	$ 6.88

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	October 31, 2004	October 31, 2003

U.S. Government and Agency Securities	32%	30%

Mortgage Pass-Through Securities	23	32

Agency Multiple Class Mortgage
Pass-Through Securities	12	3

Interest Only Mortgage-Backed Securities	10	15

Collateralized Mortgage Obligations	10	—

Principal Only Mortgage-Backed Securities	6	11

Inverse Floating Rate Mortgage Securities	2	4

Commercial Mortgage-Backed Securities	2	2

Federal Housing Administration	2	3

Interest Only Asset-Backed Securities	1	—

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Limited Duration Income Trust (BLW)

Trust Information

Symbol on New York Stock Exchange:	BLW

Initial Offering Date:	July 30, 2003

Closing Market Price as of 10/31/04:	$19.95

Net Asset Value as of 10/31/04:	$20.13

Yield on Closing Market Price as of 10/31/04 ($19.95):[1]	7.52%

Current Monthly Distribution per Share:[2]	$0.125

Current Annualized Distribution per Share:[2]	$1.500

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$19.95	$18.80	6.12%	$20.45	$17.95

NAV	$20.13	$19.74	1.98%	$20.32	$19.24

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	October 31, 2004	October 31, 2003

Corporate Bonds	43%	47%

Bank Loans	31	20

Mortgage Pass-Throughs	16	24

U.S. Government and Agency Securities	4	8

Foreign Government Bonds	2	1

Collateralized Mortgage Obligations	2	—

Asset-Backed Securities	1	—

Interest Only Asset-Backed Securities	1	—

Corporate Credit Breakdown3

Credit Rating	October 31, 2004	October 31, 2003

A	5%	6%

BBB/Baa	12	8

BB/Ba	28	26

B	50	60

CCC/Caa	2	—

Not Rated	3	—

[3] Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 58.2% and 64.6% of net assets on October 31, 2004, and October 31, 2003, respectively.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Strategic Bond Trust (BHD)

Trust Information

Symbol on New York Stock Exchange:	BHD

Initial Offering Date:	February 26, 2002

Closing Market Price as of 10/31/04:	$16.70

Net Asset Value as of 10/31/04:	$15.10

Yield on Closing Market Price as of 10/31/04 ($16.70):[1]	9.34%

Current Monthly Distribution per Share:[2]	$0.13

Current Annualized Distribution per Share:[2]	$1.56

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$16.70	$15.27	9.36%	$16.70	$13.68

NAV	$15.10	$15.07	0.20%	$15.60	$14.61

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	October 31, 2004	October 31, 2003

Financial Institutions	17%	12%

Energy	13	16

Media	13	10

Automotive	10	11

Health Care	7	5

Telecommunications	7	7

Basic Materials	6	8

Consumer Products	5	3

Aero & Defense	4	3

Building & Development	3	4

Technology	3	2

Entertainment and Leisure	3	2

Ecological Services & Equipment	3	3

Real Estate	2	2

Conglomerates	2	4

Container & Glass	1	2

Transportation	1	2

Industrials	—	3

Other	—	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	4%	1%

AA/Aa	10	5

A	10	9

BBB/Baa	17	10

BB/Ba	11	23

B	40	47

CCC/Caa	5	4

Not Rated	3	1

[3] Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 106.5% and 134.4% of net assets on October 31, 2004, and October 31, 2003, respectively.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		LONG-TERM INVESTMENTS—134.1%
		Mortgage Pass-Through Securities—1.3%
		Federal National Mortgage Assoc.,
	$591	5.50%, 1/01/17 - 2/01/17	$613,312
	19	6.50%, 7/01/29	20,451

		Total Mortgage Pass-Through Securities	633,763

		Agency Multiple Class Mortgage Pass-Through Securities—17.3%
		Federal Home Loan Mortgage Corp.,
	2,168	Ser. 1510, Class G, 7.05%, 5/15/13	2,361,148
	78	Ser. 1512, Class H, 6.50%, 2/15/08	79,199
	400	Ser. 1534, Class IG, 5.00%, 2/15/10	404,667
	2,000	Ser. 1598, Class J, 6.50%, 10/15/08	2,137,160
	713	Ser. 2534, Class NG, 4.50%, 3/15/22	714,579
	206	Ser. 2822, Class WZ, 5.00%, 7/15/19	205,793
	162	Ser. 2822, Class ZU, 5.00%, 11/15/32	160,369
		Federal National Mortgage Assoc.,
	108	Ser. 13, Class SJ, 8.75%, 2/25/09	111,036
	100	Ser. 22, Class GN, 6.50%, 8/25/31	105,021
	66	Ser. 43, Class E, 7.50%, 4/25/22	68,936
	1,000	Ser. 49, Class H, 7.00%, 4/25/13	1,100,510
	350	Ser. 214, Class SK, 10.00%, 12/25/08	375,118
	351	Government National Mortgage Assoc., Remic Trust 2000, Class 16, 2.539% 12/16/27	352,043

		Total Agency Multiple Class Mortgage Pass-Through Securities	8,175,579

		Inverse Floating Rate Mortgages—5.1%
AAA	302	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 20.554%, 11/25/23	315,495
		Federal Home Loan Mortgage Corp.,
	336	Ser. 1425, Class SB, 19.894%, 12/15/07	391,390
	76	Ser. 1506, Class S, 16.73%, 5/15/08	86,149
	106	Ser. 1515, Class S, 17.141%, 5/15/08	124,619
	70	Ser. 1618, Class SA, 8.25%, 11/15/08	71,215
	59	Ser. 1621, Class SH, 10.942%, 11/15/22	60,351
	85	Ser. 1661, Class SB, 16.981%, 1/15/09	94,862
	280	Ser. 1688, Class S, 10.303%, 12/15/13	296,840
		Federal National Mortgage Assoc.,
	284	Ser. 187, Class SB, 19.968%, 10/25/07	328,529
	144	Ser. 190, Class S, 19.894%, 11/25/07	166,006
	187	Ser. 191, Class SD, 13.37%, 10/25/08	200,853
	252	Ser. 214, Class SH, 13.569%, 12/25/08	265,147

		Total Inverse Floating Rate Mortgages	2,401,456

		Interest Only Mortgage-Backed Securities—8.9%
		Federal Home Loan Mortgage Corp.,
	162	Ser. 65, Class I, 8/15/20	2,077
	54	Ser. 141, Class H, 5/15/21	759
	118	Ser. 1114, Class J, 7/15/06	2,069
	61	Ser. 1285, Class M, 5/15/07	1,060
	706	Ser. 1645, Class IB, 9/15/08	43,904
	1,970	Ser. 2523, Class EH, 4/15/20	265,983
	1,888	Ser. 2543, Class IJ, 10/15/12	108,035
	1,897	Ser. 2543, Class IM, 9/15/12	87,157
	5,419	Ser. 2572, Class IT, 5/15/19	183,093
	3,578	Ser. 2633, Class PI, 3/15/12	188,298
	4,254	Ser. 2672, Class TP, 9/15/16	194,449
	5,605	Ser. 2739, Class PI, 3/15/22	726,770
	2,550	Ser. 2775 Class UB, 12/15/17	221,876

See Notes to Financial Statements.

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
			Federal National Mortgage Assoc.,
	$343		Ser. 8, Class HA, 1/25/08	$47,188
	3,000		Ser. 13, Class IG, 10/25/22	282,540
	341		Ser. 20, Class SL, 9/25/08	59,968
	31		Ser. 39, Class PE, 1/25/23	502
	905		Ser. 49, Class L, 4/25/13	57,514
	781		Ser. 51, Class K, 4/25/07	78,506
	12,992		Ser. 70, Class ID, 4/25/22	1,489,793
	78		Ser. 72, Class H, 7/25/06	6,917
	1,635		Ser. 82, Class IR, 9/25/12	80,208
	179		Ser. 194, Class PV, 6/25/08	5,298
	173		Ser. 223, Class PT, 10/25/23	16,598
	5		Ser. G-21, Class L, 7/25/21	8,083
	18		PNC Mortgage Securities Corp., Ser. 8, Class 4-X, 10/25/28	773
	23,305		Vendee Mortgage Trust, Ser. 1, Class IO, 10/15/31	28,666

			Total Interest Only Mortgage-Backed Securities	4,188,084

			Collaterialized Mortgage Obligation Residuals—0.0%
	6		Ser. 174, Class S, 9/25/22	17,194
	562		Ser. 208, Class S, 2/25/23	19,172

			Total Collateralized Mortgage Obligation Residuals	36.366

			Principal Only Mortgage-Backed Securities—0.1%
Aaa	40		Salomon Brothers Mortgage Securities, Inc. VI, Ser. 3, Class A, 10/23/17	37,267

			Commercial Mortgage-Backed Securities—1.7%
AAA	750[2]		New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	805,090

			Asset-Backed Securities—0.0%
NR	238	[2,3,4]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	4,757
			Structured Mortgage Asset Residential Trust,
NR	575	[3,4]	Ser. 2, 8.24%, 3/15/06	5,749
NR	637	[3,4]	Ser. 3, 8.724%, 4/15/06	6,373

			Total Asset-Backed Securities	16,879

			Corporate Bonds—8.7%
			Basic Materials—2.6%
A+	1,000		Dow Capital BV, 9.20%, 6/01/10 (Netherlands)	1,225,040

			Energy—1.1%
BBB+	500	[2]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	538,225

			Financial Institutions—3.7%
AA-	1,000	[5]	Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,209,040
AA+	500		UBS PaineWebber Group, Inc., 8.875%, 3/15/05	510,645

				1,719,685

			Telecommunications—1.1%
A	500		ALLTEL Corp., 7.50%, 3/01/06	529,585

			Transportation—0.2%
Caa2	100		American Airlines, Inc., 10.44%, 3/04/07	79,250

			Total Corporate Bonds	4,091,785

			U.S. Government and Agency Securities—83.8%
	206		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	218,386
	27,000	[5]	U.S. Treasury Bond, zero coupon, 11/15/09	22,697,145
			U.S. Treasury Notes,
	3,200		3.50%, 11/15/06	3,258,874
	7,000		4.375%, 8/15/12	7,264,669
	1,700		5.75%, 11/15/05	1,760,761
	3,550		6.00%, 8/15/09	3,978,357
	385		6.625%, 5/15/07	421,846

			Total U.S. Government and Agency Securities	39,600,038

See Notes to Financial Statements.

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Taxable Municipal Bonds—7.2%
AAA	$500	Fresno California Pension Oblig., 7.80%, 6/01/14	$621,915
AAA	500	Kern County California Pension Oblig., 6.98%, 8/15/09	565,870
		Los Angeles County California Pension Oblig.,
AAA	1,000	Ser. A, 8.62%, 6/30/06	1,095,830
AAA	500	Ser. D, 6.97%, 6/30/08	556,515
AAA	500	Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	544,870

		Total Taxable Municipal Bonds	3,385,000

		Total Long-Term Investments (cost $60,802,403)	63,371,306

		SHORT-TERM INVESTMENT—5.9%
		U.S. Government and Agency Security—5.9%
	2,800	Federal Home Loan Bank, 1.69%, 11/01/04 (cost $2,800,000)	2,800,000

		Total Investments—140.0% (cost $63,602,403)	$66,171,306
		Liabilities in excess of other assets—(40.0)%	(18,915,873)

		Net Assets—100%	$47,255,433

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 2.9% of its net assets, with a current market value of $1,348,072, in securities restricted as to resale.
[3]	Security is fair valued.
[4]	Illiquid securities representing 0.04% of net assets.
[5]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

A category in the Coporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Core Bond Trust (BHK)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			LONG-TERM INVESTMENTS—136.2%
			Mortgage Pass-Through Securities—20.1%
			Federal Home Loan Mortgage Corp.,
	$1,875		3.50%, 4/01/08	$1,868,794
	465		3.875%, 11/10/08	468,582
	1,400		4.125%, 2/24/11	1,378,636
	1,125		4.50%, 12/16/10	1,130,546
	2,795	[2]	4.75%, 12/08/10	2,835,863
	98		5.00%, 5/01/34	98,036
	9,894		5.50%, 11/01/18 - 9/01/33	10,143,867
	5,558		6.00%, 9/01/10 - 12/01/18	5,838,547
	735	[2]	6.875%, 9/15/10	850,454
	4,156	[2]	7.00%, 3/15/10 - 9/01/31	4,789,546
			Federal National Mortgage Assoc.,
	870		1.75%, 6/16/06	856,045
	3,675	[2]	2.35%, 4/05/07	3,599,185
	2,570		4.50%, 5/01/19 - 8/01/19	2,579,540
	1,280	[2]	4.75%, 2/21/13	1,275,635
	16,350		5.00%, 11/01/17 - 2/01/34	16,673,116
	9,066		5.50%, 1/01/18 - 7/01/34	9,255,954
	1,540		5.75%, 2/15/08	1,662,461
	3,102		6.00%, 3/01/17 - 10/01/34	3,227,776
	1,450		6.625%, 9/15/09	1,641,661
	770		7.00%, 1/01/31 - 7/01/32	817,731
	6,425	[2]	7.125%, 6/15/10	7,493,863
	511		Government National Mortgage Assoc., 5.50%, 5/15/33 - 9/15/33	523,426
			Small Business Administration,
	1,000		Ser. P10B, Class 1, 4.754%, 8/10/14	1,001,875
	2,475		Ser. P10B, Class 1, 5.136%, 8/10/13	2,546,837

			Total Mortgage Pass-Through Securities	82,557,976

			Agency Multiple Class Mortgage Pass-Through Securities—1.0%
			Federal Home Loan Mortgage Corp.,
	2,000		Ser. 82, Class HJ, 9/25/32	2,079,375
	1,686		Ser. 2825, Class VP, 6/15/15	1,754,097

			Total Agency Multiple Class Mortgage Pass-Through Securities	3,833,472

			Interest Only Asset-Backed Securities—1.5%
			Sterling Coofs Trust,
	42,564		Ser. 1, 4/15/29	3,780,244
	30,350		Ser. 2, 3/30/30	2,418,516

			Total Interest Only Asset-Backed Securities	6,198,760

			Interest Only Mortgage-Backed Securities—2.1%
			Federal Home Loan Mortgage Corp.,
	4,150		Ser. 2579, Class HI, 8/15/17	462,600
	9,079		Ser. 2611, Class QI, 9/15/32	1,717,898
			Federal National Mortgage Assoc.,
	13,659		Ser. 64, Class QI, 1/25/33	2,638,838
	37,000		Ser. 90, Class JH, 12/31/49	3,948,594

			Total Interest Only Mortgage-Backed Securities	8,767,930

			Commercial Mortgage-Backed Securities—3.3%
AAA	1,993		GMAC Commercial Mortgage Securities, Inc., Ser. C3, Class A2, 7.179%, 8/15/36	2,244,734
AAA	1,677		Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,852,196
AAA	1,790		JP Morgan Commercial Mortgage Finance Corp., 7.371%, 8/15/32	2,044,413
AAA	3,070		Morgan Stanley Cap. Trust I, Ser. HF2, Class A2, 6.48%, 11/15/30	3,346,123
AAA	3,500		Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	4,032,959

			Total Commercial Mortgage-Backed Securities	13,520,425

			Collateralized Mortgage Obligation—0.8%
AAA	3,453		Structured Asset Securities Corp., Class A2, 3.45%, 2/25/32	3,255,612

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			U.S. Government and Agency Securities—36.2%
	$1,670		Aid to Israel, 5.50%, 4/26/24 - 9/18/33	$1,769,898
	1,050		Resolution Funding Corp., zero coupon, 7/15/18 - 10/15/18	529,625
			U.S. Treasury Bonds,
	63,900		5.50%, 8/15/28	69,640,776
	3,860	[2]	6.00%, 2/15/26	4,455,135
	3,245	[2]	6.125%, 11/15/27	3,813,881
	8,960	[2]	6.75%, 8/15/26	11,260,901
	3,170	[2]	12.00%, 8/15/13	4,178,440
			U.S. Treasury Notes,
	4,323	[2]	2.00%, 7/15/14	4,472,792
	22,550	[2]	2.375%, 8/31/06	22,493,625
	18,800	[2]	2.50%, 5/31/06 - 9/30/06	18,805,611
	5,140	[2]	2.75%, 6/30/06 - 8/15/07	5,161,672
	255		3.125%, 5/15/07	257,629
	1,900		4.25%, 8/15/14	1,932,946

			Total U.S. Government and Agency Securities	148,772,931

			Corporate Bonds—61.3%
			Aero & Defense—2.0%
B-	3,000		BE Aerospace, Inc., Ser. B, 8.00%, 3/01/08	3,030,000
			Lockheed Martin Corp.,
BBB+	380		7.20%, 5/01/36	464,790
BBB+	1,175		8.50%, 12/01/29	1,571,868
			Northrop Grumman Corp.,
BBB	615		4.079%, 11/16/06	624,231
BBB	380		7.125%, 2/15/11	438,174
BBB	960		7.875%, 3/01/26	1,185,552
NR	690		Raytheon Co., 7.00%, 5/15/06	728,615

				8,043,230

			Automotive—2.1%
A3	660		DaimlerChrysler NA Holding Corp., 7.45%, 3/01/27	729,091
B3	1,500		Delco Remy Intl., Inc., 11.00%, 5/01/09	1,575,000
			General Motors Acceptance Corp.,
Baa1	1,160		zero coupon, 12/01/12	705,098
Baa1	4,129		6.875%, 9/15/11	4,291,600
Baa1	330		8.00%, 11/01/31	340,725
BB-	892		TRW Automotive, Inc., 9.375%, 2/15/13	1,025,800

				8,667,314

			Building & Development—0.8%
BB+	3,000		Hovnanian Enterprises, Inc., 10.50%, 10/01/07	3,465,000

			Basic Materials—1.9%
B	3,425		Caraustar Industries, Inc., 9.875%, 4/01/11	3,724,687
B+	3,600		Lyondell Chemical Co., 9.50%, 12/15/08	3,915,000

				7,639,687

			Conglomerates—2.1%
			General Electric Cap. Corp.,
AAA	2,200		1.762%, 7/28/08	2,201,320
AAA	6,385		3.60%, 10/15/08	6,382,893

				8,584,213

			Consumer Products—2.5%
A-	465	[3]	CVS Corp., 4.875%, 9/15/14	468,371
A+	1,680		Diageo Cap. PLC, 3.375%, 3/20/08 (United Kingdom)	1,677,917
BBB+	1,010		General Mills, Inc., 5.125%, 2/15/07	1,052,824
BBB+	990		Kellogg Co., Ser. B, 6.60%, 4/01/11	1,121,027
A3	865		Kraft Foods, Inc., 5.625%, 11/01/11	920,637
BBB	650		Kroger Co., 6.80%, 4/01/11	734,137
B-	1,000		Pantry, Inc., The, 7.75%, 2/15/14	1,047,500
B+	2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,215,500
B+	1,000		Stoneridge, Inc., 11.50%, 5/01/12	1,122,500

				10,360,413

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Containers & Glass—0.7%
B	$1,000		Crown European Holdings SA, 10.875%, 3/01/13 (France)	$1,190,000
BB-	1,500		Owens-Brockway Glass Container, Inc., 8.75%, 11/15/12	1,680,000

				2,870,000

			Ecological Services & Equipment—0.7%
B+	2,825		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	2,952,125

			Energy—7.8%
BBB-	1,650		Amerada Hess Corp., 7.125%, 3/15/33	1,814,241
BBB+	1,315	[2]	Anadarko Finance Co., Ser. B, 7.50%, 5/01/31 (Canada)	1,631,968
CCC+	1,000		Calpine Canada Energy Finance LLC, 8.50%, 5/01/08 (Canada)	615,000
BB	1,250		Chesapeake Energy Corp., 9.00%, 8/15/12	1,439,062
BB	1,000		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	1,058,000
A-	1,800		Conoco Funding Co., 6.35%, 10/15/11 (Canada)	2,021,760
A-	350		ConocoPhillips Holding Co., 6.95%, 4/15/29	410,833
BBB	1,915		Devon Energy Corp., 7.95%, 4/15/32	2,438,580
BBB	230		Devon Financing Corp. LLC, 7.875%, 9/30/31	290,060
BBB+	150		Dominion Resources, Inc., 5.70%, 9/17/12	158,945
B	3,000		Dresser, Inc., 9.375%, 4/15/11	3,345,000
B	1,875	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	2,184,375
			El Paso Natural Gas Co.,
B1	850		7.625%, 8/01/10	921,187
B1	265		8.625%, 1/15/22	298,125
B-	2,250		El Paso Production Holding Co., 7.75%, 6/01/13	2,351,250
			EnCana Corp.,
A-	1,810		4.75%, 10/15/13 (Canada)	1,812,407
A-	350		6.50%, 8/15/34 (Canada)	381,231
BBB+	305		Exelon Corp., 6.75%, 5/01/11	342,341
BBB-	1,420		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,617,962
BBB+	360		Occidental Petroleum Corp., 7.20%, 4/01/28	428,246
AA	835		Ontario Electricity Financial Corp., 6.10%, 1/30/08 (Canada)	908,346
BBB+	790		Peco Energy Cap. Trust IV, 5.75%, 6/15/33	744,098
Baa1	1,650		Petroleos Mexicanos, 9.375%, 12/02/08 (Mexico)	1,947,000
Aa1	290	[3]	SP PowerAssets Ltd., 5.00%, 10/22/13 (Singapore)	296,490
A-	445		Suncor Energy, Inc., 5.95%, 12/01/34 (Canada)	463,852
AA	1,050		Texaco Cap. Inc., 8.875%, 9/01/21	1,483,293
A3	725		Virginia Electric & Power Co., Ser. A, 5.75%, 3/31/06	753,536

				32,157,188

			Entertainment & Leisure—0.5%
B+	1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,085,000
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,152,500

				2,237,500

			Financial Institutions—23.2%
A-	350		ACE, Ltd., 6.00%, 4/01/07 (Cayman Island)	369,446
AA+	455		Associates Corp. of North America, 6.95%, 11/01/18	536,404
			Bank of America Corp.,
Aa2	765		3.25%, 8/15/08	758,390
Aa2	1,640		3.375%, 2/17/09	1,621,878
Aa2	1,000		3.875%, 1/15/08	1,017,750
Aa2	105		4.375%, 12/01/10	106,532
Aa2	370		5.25%, 2/01/07	387,901
Aa2	470		5.375%, 6/15/14	492,395
Aa3	1,225		7.40%, 1/15/11	1,436,827
			Bank One Corp.,
Aa2	325		3.70%, 1/15/08	328,029
Aa3	725		6.00%, 8/01/08	786,328
Aa2	1,400		BankBoston NA, 6.375%, 3/25/08 - 4/15/08	1,531,926
Aa3	565	[3]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	695,825
AAA	1,200	[3]	Berkshire Hathaway Finance Corp., 3.40%, 7/02/07	1,205,364
AA+	600		CitiFinancial, 6.25%, 1/01/08	651,210

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Financial Institutions—(cont’d)
			Citigroup, Inc.,
Aa1	$1,960		4.25%, 7/29/09	$2,004,355
AA	5,099	[3]	5.00%, 9/15/14	5,145,707
AA	185		6.00%, 10/31/33	191,436
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,070,000
			HBOS Treasury Services PLC,
AA+	855	[3]	3.60%, 8/15/07 (United Kingdom)	862,344
AA+	825	[3]	3.75%, 9/30/08 (United Kingdom)	831,749
			Household Finance Corp.,
A+	1,760		6.375%, 8/01/10 - 11/27/12	1,956,417
A+	2,325		6.75%, 5/15/11	2,641,991
			HSBC Bank USA, Inc.,
AA	1,850		3.875%, 9/15/09	1,857,418
AA-	775		5.875%, 11/01/34	774,225
			JP Morgan Chase & Co.,
Aa3	540		3.625%, 5/01/08	543,003
Aa3	1,600		5.25%, 5/30/07	1,682,736
Aa3	600		5.35%, 3/01/07	630,030
A1	325		6.625%, 3/15/12	366,977
A1	1,155		6.75%, 2/01/11	1,308,349
			Marsh & McLennan Cos, Inc.,
BBB+	250		2.193%, 7/13/07	241,788
BBB+	265		5.375%, 7/15/14	258,025
AA	1,415	[3]	MetLife Global Funding I, 4.25%, 7/30/09	1,427,707
AA+	450	[3]	Monumental Global Funding II, 4.375%, 7/30/09	458,294
A3	20,300	[3]	Morgan Stanley Tracers, 5.838%, 3/01/07	21,231,567
			National City Bank Cleveland Ohio,
AA-	800		2.09%, 6/29/09	800,104
AA-	1,200		3.375%, 10/15/07	1,203,756
AA-	2,125	[3]	Nationwide Building Society, 3.50%, 7/31/07 (United Kingdom)	2,136,730
AAA	850	[3]	New York Life Global Funding, 3.875%, 1/15/09	854,760
AA	1,500		Protective Life Secured Trust, 3.70%, 11/24/08	1,508,775
A+	1,000	[3]	Prudential Funding LLC, 6.60%, 5/15/08	1,098,390
AA	400	[3]	Rabobank Cap. Fund II, 5.26%, 12/29/49	402,076
			Rainbow National Services LLC,
B3	200	[3]	8.75%, 9/01/12	214,000
CCC+	600	[3]	10.375%, 9/01/14	651,000
			SLM Corp.,
A+	4,220		3.625%, 3/17/08	4,241,522
A+	1,350		5.00%, 10/01/13	1,373,125
A+	450		5.375%, 1/15/13	470,088
A+	90		5.625%, 4/10/07	94,977
NR	3,882		Structured Asset Receivable Trust, 1.649%, 1/21/10	3,875,888
AA	1,265		SunTrust Bank, Inc., 4.415%, 6/15/09	1,296,752
AA-	1,635		SunTrust Banks, Inc., 3.625%, 10/15/07	1,650,434
AAA	225	[3]	TIAA Global Markets, Inc., 3.875%, 1/22/08	228,645
AA-	375		U.S. Bancorp, Ser. N, 3.95%, 8/23/07	382,853
			US Bank National Assoc.,
Aa2	1,380		2.87%, 2/01/07	1,382,650
Aa3	2,790		6.50%, 2/01/08	3,055,775
			Wachovia Corp.,
Aa3	4,200		3.50%, 8/15/08	4,202,982
Aa3	975		3.625%, 2/17/09	971,948
			Wells Fargo & Co.,
Aa1	2,040		1.98%, 9/15/09	2,039,306
Aa1	650		2.03%, 9/28/07	649,428
Aa1	1,031		3.12%, 8/15/08	1,029,330
Aa1	1,975		4.00%, 8/15/08	2,011,459
Aa1	200		7.80%, 6/15/10	206,197
AA	85	[3]	Western & Southern Financial Group, Inc., 5.75%, 7/15/33	84,261

				95,527,534

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Health Care—2.3%
A	$410	Boston Scientific Corp., 5.45%, 6/15/14	$432,214
A+	1,055	Bristol Myers Squibb Co., 5.75%, 10/01/11	1,138,303
NR	2,000	HealthSouth Corp., 7.625%, 6/01/12	1,940,000
		Tenet Healthcare Corp.,
B-	380	6.375%, 12/01/11	346,750
B-	5	6.50%, 6/01/12	4,538
B-	865 [3]	9.875%, 7/01/14	906,087
B	2,000	United Surgical Partners Intl., Inc., 10.00%, 12/15/11	2,295,000
A	1,210	UnitedHealth Group, Inc., 3.375%, 8/15/07	1,206,854
A	1,025	Wyeth, 6.50%, 2/01/34	1,061,643

			9,331,389

		Industrials—0.7%
BBB+	760	Allegiance Corp., 7.00%, 10/15/26	791,175
B	2,000	Terex Corp., 9.25%, 7/15/11	2,250,000

			3,041,175

		Media—5.4%
B1	4,000	Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	4,300,000
		AOL Time Warner, Inc.,
BBB+	80	6.125%, 4/15/06	83,613
BBB+	90	6.625%, 5/15/29	94,531
BBB+	4,155	7.57%, 2/01/24	4,788,014
BBB+	205	7.625%, 4/15/31	242,375
BBB+	275	9.15%, 2/01/23	360,968
BBB	580	AT&T Broadband Corp., 8.375%, 3/15/13	711,503
CCC+	750	Charter Communications Holdings II, LLC, 10.25%, 9/15/10	780,000
CCC+	3,250	Charter Communications Holdings LLC, 10.75%, 10/01/09	2,746,250
		Comcast Corp.,
BBB	4,405	5.50%, 3/15/11	4,645,954
BBB	80	7.05%, 3/15/33	90,398
		News America Holdings, Inc.,
BBB	985	7.625%, 11/30/28	1,175,775
BBB	825	7.70%, 10/30/25	985,396
		TCI Communications, Inc.,
BBB	200	7.125%, 2/15/28	222,826
BBB	865	7.875%, 8/01/13 - 2/15/26	1,035,551

			22,263,154

		Real Estate—2.8%
BB	3,165 [3]	American Real Estate Partners LP, 8.125%, 6/01/12	3,339,075
		AvalonBay Communities, Inc.,
BBB+	350	6.625%, 9/15/11	389,098
BBB+	775	8.25%, 7/15/08	892,591
		EOP Operating LP,
BBB+	1,150	4.65%, 10/01/10	1,157,003
BBB+	950	4.75%, 3/15/14	930,183
BBB+	450	7.00%, 7/15/11	509,099
		ERP Operating LP,
A-	1,950	5.20%, 4/01/13	1,991,028
A-	825	6.95%, 3/02/11	935,913
		Rouse Co.,
BBB-	895	3.625%, 3/15/09	843,242
BBB-	340	5.375%, 11/26/13	325,724

			11,312,956

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Telecommunications—5.0%
A	$3,400		BellSouth Corp., 5.20%, 9/15/14	$3,465,178
A	650		British Telecommunications PLC, 8.875%, 12/15/30 (United Kingdom)	869,050
A-	25		Deutsche Telekom Intl. Finance BV, 8.75%, 6/15/30 (Netherlands)	33,001
BB+	2,000		Nextel Communications, Inc., 9.375%, 11/15/09	2,097,500
B+	1,750	[3]	Qwest Communications Intl., 7.50%, 2/15/14	1,680,000
BB	200	[3]	Qwest Corp., 7.875%, 9/01/11	212,500
			SBC Communications, Inc.,
A	325		4.125%, 9/15/09	324,928
A	2,050		5.10%, 9/15/14	2,061,152
A+	875		6.45%, 6/15/34	918,969
BBB	1,065		Sprint Capital Corp., 6.875%, 11/15/28	1,144,162
A-	1,875	[3]	Telecom Italia Capital, 6.00%, 9/30/34 (Luxembourg)	1,841,213
A	725		Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	860,089
A+	75		Verizon Global Funding Corp., 7.75%, 12/01/30	91,707
Aa3	125		Verizon Maryland, Inc., 5.125%, 6/15/33	109,936
			Verizon New Jersey, Inc.,
Aa3	230		7.85%, 11/15/29	281,591
Aa3	335		Ser. A, 5.875%, 1/17/12	360,681
A	3,439		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	4,048,391

				20,400,048

			Transportation—0.8%
BBB	1,450		Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,606,571
B	1,635		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	1,696,313

				3,302,884

			Total Corporate Bonds	252,155,810

			Taxable Municipal Bonds—0.2%
A2	650		California Dept. of Wtr. Res. Pwr. Sply., 3.975%, 5/01/05	654,108
AA	350		Ohana Military Cmntys. LLC, 6.193%, 4/01/49	364,350

			Total Taxable Municipal Bonds	1,018,458

			Foreign Government Bonds—9.7%
AAA	4,855		Canada Government, 5.00%, 6/01/14 CAD	4,139,367
NR	4,600		French Treasury Note, 3.50%, 1/12/09 EUR	5,958,044
AAA	5,135		Germany Federal Republic, 3.25%, 4/17/09 EUR	6,578,758
Aaa	7,125		Kingdom of Spain, 3.60%, 1/31/09 EUR	9,262,565
AAA	33,885		Kingdom of Sweden, 5.00%, 1/28/09 SEK	5,043,499
AA-	2,000		Quebec Province Canada, 5.00%, 7/17/09 USD	2,110,480
			United Mexican States,
Baa2	4,000		6.625%, 3/03/15 USD	4,284,000
Baa2	2,255		8.00%, 9/24/22 USD	2,589,868

			Total Foreign Government Bonds	39,966,581

			Total Long-Term Investments (cost $543,718,526)	560,047,955

			SHORT-TERM INVESTMENTS—4.4%
			Corporate Bond—0.5%
			Financial Institutions—0.5%
NR	1,900	[2,4]	HBOS Treasury Services PLC, 2.04%, 1/26/05	1,890,741

			U.S. Government and Agency Securities—3.9%
	400		Federal Home Loan Bank, 1.69%, 11/01/04	400,000
			U.S. Treasury Bonds,
	537		1.55%, 11/05/04	536,625
	15,261		1.62%, 11/05/04	15,261,125

			Total U.S. Government and Agency Securities	16,197,750

			Total Short-Term Investments (cost $18,088,491)	18,088,491

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

	Contracts/
	Notional
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		OUTSTANDING OPTIONS PURCHASED—0.1%
		Interest Rate Swap,
	$ 23,000	4.365% over 3-month LIBOR, expires 1/28/05	$225,484
	16,000	4.60% over 3-month LIBOR, expires 11/19/04	26,848
	23,000	4.865% over 3-month LIBOR, expires 1/28/05	157,555
	12,000	6.25% over 3-month LIBOR, expires 11/19/04	12

		Total Outstanding Options Purchased (cost $468,300)	409,899

		Total investments before outstanding options written (cost $562,275,317)	578,546,345

		OUTSTANDING OPTIONS WRITTEN—(0.3)%
		Interest Rate Swap,
	(26,000)	3.00% over 3-month LIBOR, expires 1/19/05	(75,258)
	(23,000)	4.375% over 3-month LIBOR, expires 10/28/05	(434,286)
	(28,700)	4.60% over 3-month LIBOR, expires 2/23/05	(250,637)
	(39,000)	5.75% over 3-month LIBOR, expires 9/23/05	(91,650)
	(23,000)	5.75% over 3-month LIBOR, expires 10/28/05	(387,883)
	(12,000)	6.05% over 3-month LIBOR, expires 2/23/05	(5,040)
	(90)	U.S. Treasury Bond Futures, expires 11/26/04	(92,812)
	(90)	U.S. Treasury Bond Futures, expires 11/26/04	(1,406)

		Total Outstanding Options Written (premium received $2,196,443)	(1,338,972)

		Total investments, net of outstanding options written—140.4%	$577,207,373
		Liabilities in excess of other assets—(40.4%)	(166,044,115)

		Net Assets—100%	$411,163,258

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 11.8% of its net assets, with a current market value of $48,456,530, in securities restricted as to resale.
[4]	This bond is borrowed. The rate shown is the yield on the collateral deposited with the counterparty.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

A category in the Coporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

CAD – Canadian Dollar
EUR – European Monetary Unit
SEK – Swedish Krona
USD – U.S. Dollar

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock High Yield Trust (BHY)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			LONG-TERM INVESTMENTS—134.4%
			Corporate Bonds—133.8%
			Aero & Defense—2.8%
			AAR Corp.,
BB-	$435		6.875%, 12/15/07	$438,263
NR	100		Ser. A2, 8.39%, 5/15/11	97,500
B	250	[2]	Argo Tech Corp., 9.25%, 6/01/11	272,500
B+	500		BE Aerospace, Inc., 8.50%, 10/01/10	548,125
NR	1,500	[3,4,5]	Condor Systems, Inc., Ser. B, 11.875%, 5/01/09	30,000
B	30		Titan Corp., 8.00%, 5/15/11	31,800

				1,418,188

			Automotive—2.4%
BB+	325		ArvinMeritor, Inc., 8.75%, 3/01/12	360,750
B1	300		Delco Remy Intl., Inc., 6.07%, 1/18/05	301,500
B	280	[2]	Metaldyne Corp., 10.00%, 11/01/13	267,400
B	265	[2]	Stanadyne Corp., 10.00%, 8/15/14	278,250

				1,207,900

			Basic Materials—18.2%
B+	55		Alaska Steel Corp., 7.75%, 6/15/12	55,688
BB	250	[2]	Arch Western Finance LLC, 6.75%, 7/01/13	265,375
B-	450	[2]	BCP Caylux Holdings SCA, 9.625%, 6/15/14 (Luxembourg)	504,000
B-	165		Blount, Inc., 8.875%, 8/01/12	178,200
			Boise Cascade LLC,
B+	50	[2]	5.005%, 1/15/05	51,375
B+	155	[2]	7.125%, 10/15/14	162,750
BB	215		Bowater Canada Finance Corp., 7.95%, 11/15/11 (Canada)	231,931
B	70		Caraustar Industries, Inc., 9.875%, 4/01/11	76,125
BB+	175		Cascades, Inc., 7.25%, 2/15/13 (Canada)	188,125
BB-	305	[2]	Century Aluminum Co., 7.50%, 8/15/14	324,825
B+	50		Equistar Chemicals LP, 10.125%, 9/01/08	57,250
B1	200	[2]	Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	212,000
			Georgia Pacific Corp.,
BB+	20		7.25%, 6/01/28	21,200
BB+	550		8.00%, 1/15/24	638,000
B2	188		Gold Kist, Inc., 10.25%, 3/15/14	212,440
CCC+	400		Huntsman Intl. LLC, 10.125%, 7/01/09	420,500
B	100		Huntsman LLC, 11.625%, 10/15/10	117,875
BB	680		Intl. Steel Group, Inc., 6.50%, 4/15/14	724,200
BB	425		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	487,688
BB-	470		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	568,700
B	175		JSG Funding PLC, 9.625%, 10/01/12 (Ireland)	199,500
			Lyondell Chemical Co.,
B-	250		10.875%, 5/01/09	265,938
B+	230		Ser. A, 9.625%, 5/01/07	252,425
B+	400		Millar Western Forest Products Ltd., 7.75%, 11/15/13 (Canada)	427,000
BB-	65		Millennium America, Inc., 9.25%, 6/15/08	72,475
			Nalco Co.,
B2	50		7.75%, 11/15/11	53,500
B-	500		8.875%, 11/15/13	547,500
BB	125		Norske Skog Canada Ltd., 7.375%, 3/01/14 (Canada)	130,000
BB+	335		Nova Chemicals Corp., 6.50%, 1/15/12 (Canada)	349,985
CCC+	300	[2]	Polypore, Inc., 8.75%, 5/15/12	313,500
	2,000	[5]	Republic Technologies Intl. LLC, 13.75%, 7/15/09	0
B3	385		Rhodia, 10.25%, 6/01/10 (France)	414,838
BB-	125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	125,000
BB-	75		Smurfit Captial Funding PLC, 7.50%, 11/20/25 (Ireland)	75,000
B	565		Trimas Corp., 9.875%, 6/15/12	581,950

				9,306,858

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Building & Development—3.3%
			Ainsworth Lumber Co. Ltd.,
B+	$40	[2]	5.669%, 12/30/04 (Canada)	$40,082
B+	70	[2]	7.25%, 10/01/12 (Canada)	70,525
BBB-	955		D.R. Horton, Inc., 10.50%, 4/01/05	983,650
BB+	250		Hovnanian K Enterprises, Inc., 6.375%, 12/15/14	253,125
BBB	175		NVR, Inc., 5.00%, 6/15/10	175,875
Ba3	125		WCI Communities, Inc., 7.875%, 10/01/13	132,813

				1,656,070

			Business Equipment & Services—0.4%
			Xerox Corp.,
BB	85		6.875%, 8/15/11	90,525
BB	100		7.20%, 4/01/16	105,250

				195,775

			Consumer Products—6.5%
B	175		B&G Foods, Inc., 8.00%, 10/01/11	184,625
B2	250		Chattem, Inc., 7.00%, 3/01/14	255,625
BB+	365		JC Penney Co., Inc., 7.95%, 4/01/17	424,313
BB	250	[2]	K2, Inc., 7.375%, 7/01/14	272,388
B-	315	[2]	Lazy Days RV Center, Inc., 11.75%, 5/15/12	331,538
NR	1,200	[4,5]	Nebco Evans Holding Co., 12.375%, 7/15/07	0
B-	375		Pantry, Inc., The, 7.75%, 2/15/14	392,812
B-	130		Petro Stopping Centers LP, 9.00%, 2/15/12	140,075
B-	350		Rite Aid Corp., 6.875%, 8/15/13	313,250
B-	500		St. John Knits Intl., Inc., 12.50%, 7/01/09	544,375
B+	275		Stoneridge, Inc., 11.50%, 5/01/12	308,687
CCC+	150		True Temper Sports, Inc., 8.375%, 9/15/11	136,500

				3,304,188

			Containers & Glass—2.7%
BB	60		Ball Corp., 6.875%, 12/15/12	64,950
B	690		Crown Cork & Seal, Inc., 8.00%, 4/15/23	674,475
B	20		Crown European Holdings SA, 10.875%, 3/01/13 (France)	23,800
			Graham Packaging Co., Inc.,
CCC+	180	[2]	8.50%, 10/15/12	188,550
CCC+	110	[2]	9.875%, 10/15/14	116,325
B	275		Owens Brockway Glass Container, 8.25%, 5/15/13	299,750

				1,367,850

			Ecological Services & Equipment—1.6%
			Allied Waste NA, Inc.,
BB-	80		8.50%, 12/01/08	84,000
BB-	110		8.875%, 4/01/08	116,600
B+	564		Ser. B, 10.00%, 8/01/09	589,380

				789,980

			Energy—25.6%
B	1,000		AES Corp., 7.75%, 3/01/14	1,091,250
B+	237		AES Red Oak LLC, Ser. A, 8.54%, 12/01/19	260,704
B-	40	[2]	Belden & Blake Corp., 8.75%, 7/15/12	42,800
CCC+	775		Calpine Canada Energy Finance LLC, 8.50%, 5/01/08 (Canada)	476,625
BB-	375	[2]	Calpine Corp., 9.625%, 9/30/14	358,125
Ba1	244		CE Generation LLC, 7.416%, 12/15/18	256,564
BB-	250		Chesapeake Energy Corp., 7.00%, 8/15/14	272,188
CCC+	150		Coastal Corp., 7.75%, 6/15/10	155,063
B	300		Compton Petroleum Corp., Ser. A, 9.90%, 5/15/09 (Canada)	333,000
B	250		Dresser, Inc., 9.375%, 4/15/11	278,750
B1	345		Edison Mission Energy, 10.00%, 8/15/08	402,788
CCC+	190		El Paso Corporation, 7.875%, 6/15/12	198,313
B1	65		El Paso Natural Gas Co., 7.625%, 8/01/10	70,444
B-	700		El Paso Production Holding Co., 7.75%, 6/01/13	731,500

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Energy—(cont’d)
Ba2	$736		Elwood Energy LLC, 8.159%, 7/05/26	$780,253
B	250		Exco Resources, Inc., 7.25%, 1/15/11	270,625
B+	160	[2]	Frontier Oil Corp., 6.625%, 10/01/11	163,200
B	500		Hanover Compressor Co., 8.625%, 12/15/10	550,000
B	140	[2]	Hilcorp Energy I LP, 10.50%, 9/01/10	157,850
B-	180		KCS Energy, Inc., 7.125%, 4/01/12	186,300
BB	375		Massey Energy Co., 6.625%, 11/15/10	395,625
			Midwest Generation LLC,
B1	45		8.56%, 1/02/16	49,950
B1	325		8.75%, 5/01/34	369,687
B-	200		Mission Energy Holdings Co., 13.50%, 7/15/08	253,500
B	400		North America Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	387,000
B+	475	[2]	NRG Energy, Inc., 8.00%, 12/15/13	524,875
B2	500		Orion Power Holdings, Inc., 12.00%, 5/01/10	631,250
Ba2	125		Plains Exploration & Production Co., 7.125%, 6/15/14	138,750
BB	325		Premcor Refining Group, Inc., 6.75%, 5/01/14	341,250
Ba2	250	[2]	Pride Intl., Inc., 7.375%, 7/15/14	281,562
B	185		Range Resources Corp., 7.375%, 7/15/13	196,562
B+	345		Reliant Energy, Inc., 9.25%, 7/15/10	381,225
B	400		Roseton Danskammer, Ser.A, 7.27%, 11/08/10	404,000
BB-	300		Swift Energy Co., 7.625%, 7/15/11	324,750
B1	160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	174,800
BB	400		Transcontinental Gas Pipe Line Corp., Ser. B, 8.875%, 7/15/12	493,000
B2	155		Whiting Petroleum Corp., 7.25%, 5/01/12	161,587
B+	425		Williams Cos, Inc., 7.625%, 7/15/19	479,187

				13,024,902

			Entertainment & Leisure—4.2%
B	350	[2]	American Casino & Entertainment Properties LLC, 7.85%, 2/01/12	373,625
B	100		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	115,000
Ba3	116		Host Marriot Corp., Ser. B, 7.875%, 8/01/08	119,190
BB+	175		ITT Corp., 7.375%, 11/15/15	197,313
			MGM Mirage,
BB+	475		5.875%, 2/27/14	467,875
BB+	245	[2]	6.00%, 10/01/09	252,656
BB+	110	[2]	6.75%, 9/01/12	116,325
Ba3	120	[2]	Mohegan Tribal Gaming Auth., 7.125%, 8/15/14	128,100
B2	375		Worldspan LP, 9.625%, 6/15/11	356,250

				2,126,334

			Financial Institutions—20.2%
NR	500	[2,5]	Ameriserve Finance Capital Corp., 12.00%, 9/15/06	25,000
B-	755		Athena Neurosciences Finance LLC, 7.25%, 2/21/08	784,256
Ba2	1,000	[2]	Capital Guardian High Yield CBO Ltd., Ser. 1A, 11.45%, 5/24/13 (Cayman Island)	983,100
BB	200		Crum & Forster Holdings Corp., 10.375%, 6/15/13	214,000
			Dow Jones CDX NA HY,
B+	1,000	[2]	Ser. 1, 7.75%, 12/29/09	1,028,750
BB	500	[2]	Ser. 2, 6.375%, 12/29/09	516,250
B	1,500	[2]	Ser. 3, 8.00%, 12/29/09	1,530,000
B+	60	[2]	E*Trade Financial Corp., 8.00%, 6/15/11	63,300
			Fairfax Financial Holdings, Ltd.,
BB	50		6.875%, 4/15/08 (Canada)	49,875
BB	355		7.75%, 4/26/12 (Canada)	335,475
Ba3	2,500	[2]	First Dominion Funding II, Ser. 1A, 11.61%, 4/25/14 (Cayman Island)	2,235,250
B-	135		Global Cash Access, Inc., 8.75%, 3/15/12	146,475
B-	185	[2]	Kraton Polymers LLC, 8.125%, 1/15/14	185,000
B	190	[2]	New ASAT Finance Ltd., 9.25%, 2/01/11 (Cayman Island)	166,250
			Rainbow National Services LLC,
B3	285	[2]	8.75%, 9/01/12	304,950
CCC+	300	[2]	10.375%, 9/01/14	325,500
B	300	[2]	Refco Finance Holdings LLC, 9.00%, 8/01/12	323,694

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Financial Institutions—(cont’d)
B-	$320	[2]	Riddell Bell Holdings, Inc., 8.375%, 10/01/12	$330,400
B-	275	[2]	Standard Aero Holdings, Inc., 8.25%, 9/01/14	290,125
CCC+	185	[2]	Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	191,475
C	2,429	[2]	Zais Investment Grade Ltd., Class C, Pay-in-Kind, 9.95%, 9/23/14 (Cayman Island)	242,870

				10,271,995

			Health Care—5.2%
NR	500		HealthSouth Corp., 7.625%, 6/01/12	485,000
B-	225	[2]	IASIS Healthcare Corp., 8.75%, 6/15/14	241,875
B3	50		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	50,000
B-	135		Norcross Safety Products LLC, 9.875%, 8/15/11	147,150
B-	600		Province Healthcare Co., 7.50%, 6/01/13	678,000
			Tenet Healthcare Corp.,
B-	205		6.375%, 12/01/11	187,063
B-	5		6.50%, 6/01/12	4,537
B-	120	[2]	9.875%, 7/01/14	125,700
B+	180		Triad Hospitals, Inc., 7.00%, 11/15/13	184,500
B-	275		Universal Hospital Services, Inc., 10.125%, 11/01/11	280,500
			US Oncology, Inc.,
B2	140	[2]	9.00%, 8/15/12	148,050
B-	125	[2]	10.75%, 8/15/14	133,437

				2,665,812

			Industrials—5.4%
B	265		Cenveo Corp., 7.875%, 12/01/13	256,387
B-	225	[2]	Concentra Operating Corp., 9.125%, 6/01/12	249,187
B-	140	[2]	Dresser Rand Group, Inc., 7.375%, 11/01/14	146,300
B-	570		ERICO Intl. Corp., 8.875%, 3/01/12	595,650
B	250		JLG Industries, Inc., 8.375%, 6/15/12	263,750
			United Rentals NA, Inc.,
B+	750		7.00%, 2/15/14	691,875
B+	80		7.75%, 11/15/13	77,600
B-	500		Williams Scotsman, Inc., 9.875%, 6/01/07	480,000

				2,760,749

			Media—12.0%
B-	150		Affinity Group, Inc., 9.00%, 2/15/12	160,500
B1	750		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	806,250
CCC+	550		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	572,000
			Charter Communications Holdings LLC,
CCC+	400		10.75%, 10/01/09	338,000
CCC+	200		11.125%, 1/15/11	168,000
			CSC Holdings, Inc.,
BB-	525	[2]	6.75%, 4/15/12	543,375
BB-	90		7.875%, 2/15/18	96,525
BB-	45		Ser. B, 7.625%, 4/01/11	48,937
			Echostar DBS Corp.,
BB-	150		6.375%, 10/01/11	155,062
BB-	175	[2]	6.625%, 10/01/14	178,937
B2	90	[2]	Fisher Communications, Inc., 8.625%, 9/15/14	94,950
B3	250		Granite Broadcasting Corp., 9.75%, 12/01/10	230,625
B-	425		Nexstar Finance, Inc., 7.00%, 1/15/14	416,500
B-	180		Pinnacle Entertainment, Inc., 8.75%, 10/01/13	189,450
B	300		Primedia, Inc., 7.625%, 4/01/08	302,250
			Vertis, Inc.,
B-	150		10.875%, 6/15/09	163,500
	295	[2]	13.50%, 12/07/09	307,905
CCC	250		WRC Media, Inc., 12.75%, 11/15/09	235,000
CCC+	980		XM Satellite Radio, Inc., 14.00%, 3/15/10	1,082,900

				6,090,666

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Real Estate—0.6%
BB	$300	[2]	American Real Estate Partners LP, 8.125%, 6/01/12	$316,500

			Technology—2.9%
Ba3	500		Celestica, Inc., 7.875%, 7/01/11 (Canada)	532,500
B-	100	[2]	Coleman Cable, Inc., 9.875%, 10/01/12	103,250
			Freescale Semiconductor, Inc.,
BB+	100	[2]	4.82%, 1/18/05	103,250
BB+	50	[2]	6.875%, 7/15/11	53,000
B	275		General Cable Corp., 9.50%, 11/15/10	309,375
B	201		ON Semiconductor Corp., 12.00%, 3/15/10	235,672
CCC+	135		Viasystems, Inc., 10.50%, 1/15/11	132,975

				1,470,022

			Telecommunications—14.9%
CCC	575		Alamosa Delaware, Inc., 8.50%, 1/31/12	608,063
NR	2,000	[4,5]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (Bermuda)	160,000
			AT&T Corp.,
BB+	685		8.05%, 11/15/04	784,969
BB+	70		8.75%, 11/15/04	81,083
CCC	320	[2]	Centennial Communications Corp., 8.625%, 2/01/14	320,000
B	500		Cincinnati Bell, Inc., 8.375%, 1/15/14	477,500
			Dobson Cellular Systems, Inc.,
B2	210	[2]	8.375%, 11/01/11	216,563
B3	275	[2]	9.875%, 11/01/12	274,313
			Lucent Technologies, Inc.,
B	20		5.50%, 11/15/08	20,550
B	80		6.45%, 3/15/29	68,400
B	120		6.50%, 1/15/28	102,600
B	200		MCI, Inc., 5.908%, 5/01/07	200,250
B-	180	[2]	New Skies Satellites NV, 9.125%, 11/01/12 (Netherlands)	184,500
BB+	550		Nextel Communications, Inc., 5.95%, 3/15/14	561,000
B-	180		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	166,500
			PanAmSat Corp.,
BB+	210		6.875%, 1/15/28	181,650
B+	215	[2]	9.00%, 8/15/14	226,825
NR	600	[2,4,5]	PF. Net Communications, Inc., 13.75%, 5/15/10	60
B+	205	[2]	Qwest Communications Intl., 7.50%, 2/15/14	196,800
			Qwest Corp.,
BB	600	[2]	7.875%, 9/01/11	637,500
BB	425	[2]	9.125%, 3/15/12	479,187
CCC	300		Rural Cellular Corp., 9.875%, 2/01/10	303,750
CCC	745	[2]	UbiquiTel Operating Co., 9.875%, 3/01/11	806,462
CCC	510		Western Wireless Corp., 9.25%, 7/15/13	543,150

				7,601,675

			Transportation—4.9%
B-	500	[2]	Horizon Lines LLC, 9.00%, 11/01/12	541,250
B+	350		OMI Corp., 7.625%, 12/01/13 (Marshall Islands)	369,250
BB	505		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	507,525
B	500		Sea Containers Ltd., Ser. B, 10.75%, 10/15/06 (Bermuda)	518,750
B+	500		TFM SA de CV, 12.50%, 6/15/12 (Mexico)	565,000

				2,501,775

			Total Corporate Bonds	68,077,239

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Bank Loans—0.4%
	$217		Rockwood Specialties Group, Inc., Term Loan, LIBOR + 8.00%, 11/29/04	$216,957

	Shares

			Preferred Stock—0.0%
			Media—0.0%
	1,098	[4,5]	Adelphia Business Solutions, Ser. B, 12.875%	0

			Common Stock—0.2%
	8	[2,4]	Mattress Discounters Corp.,	0
	54	[3]	Neon Communications, Inc.,	120,650

			Total Common Stock	120,650

	Units

			Warrants—0.0%
	1	[2,3]	Mattress Discounters Corp., Expires 7/15/07, Strike price $0.01, 4.85 shares for 1 warrant	1
	54	[3]	Neon Communications, Inc., Expires 12/02/12	1
	1	[3]	PF. Net Communications, Inc., Expires 5/15/10, Strike price $0.01, 36.87243 shares for 1 warrant	0

			Total Warrants	2

			Total Long-Term Investments (cost $75,643,790)	$68,414,848
			Liabilities in excess of other assets—(34.4)%	(17,500,808)

			Net Assets—100%	$50,914,040

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 42.1% of its net assets, with a current market value of $21,441,592, in securities restricted as to resale.
[3]	Illiquid securities representing 0.3% of net assets.
[4]	Security is fair valued.
[5]	Issuer is technically in default and/or bankruptcy.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Income Opportunity Trust (BNA)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		LONG-TERM INVESTMENTS—133.9%
		Mortgage Pass-Through Securities—18.5%
		Federal National Mortgage Assoc.,
	$61,515 [2]	5.50%, 12/01/13 - 9/01/17	$63,571,282
	14,347	6.00%, 3/01/27 - 11/01/34	15,024,680
	361	7.00%, 2/01/24 - 1/01/29	384,473
		Government National Assoc.,
	145	8.00%, 4/15/24 - 11/15/25	158,770

		Total Mortgage Pass-Through Securities	79,139,205

		Federal Housing Administration—1.3%
		GMAC Projects,
	589	Ser. 37, 7.43%, 5/01/22	626,333
	207	Ser. 44, 7.43%, 8/01/22	220,335
		Merrill Projects,
	195	Ser. 29, 7.43%, 10/01/20	207,615
	238	Ser. 42, 7.43%, 9/01/22	252,836
	1,927	Reilly Project, Ser. B-11, 7.40%, 4/01/21	2,046,694
	1,950	Westmore Project, 7.25%, 4/01/21	2,059,776

		Total Federal Housing Administration	5,413,589

		Agency Multiple Class Mortgage Pass-Through Securities—1.4%
	3,750	Federal Home Loan Mortgage Corp., Ser. 82, Class HJ, 9/25/32	3,898,828
	1,958	Government National Assoc., 6.00%, 6/20/15	2,068,291

		Total Agency Multiple Class Mortgage Pass-Through Securities	5,967,119

		Non-Agency Multiple Class Mortgage Pass-Through Securities—2.4%
AAA	9,144	Residential Funding Securities Corp., Ser. RM2, Class AI5, 5/25/33	10,173,199
AAA	39 [3]	Summit Mortgage Trust, Ser. 1, Class B1, 6.079%, 12/28/12	38,571

		Total Non-Agency Multiple Class Mortgage Pass-Through Securities	10,211,770

		Adjustable Rate Mortgage Securities—0.0%
	19	Federal National Mortgage Assoc., Ser. 256, Class F, 3.344%, 11/25/23	16,744

		Inverse Floating Rate Mortgage Securities—0.7%
	1,000	Federal Home Loan Mortgage Corp., Ser. 1611, Class JC, 10.00%, 8/15/23	1,082,140
		Federal National Mortgage Assoc.,
	36	Ser. 7, Class S, 3/25/21	5,294
	1,808	Ser. 23, Class PS, 10.303%, 4/25/23	1,938,604
	17	Ser. 46, Class S, 20.968%, 5/25/21	4,819
	21	Ser. 49, Class S, 8.431%, 12/25/21	2,110
	108	Ser. 87, Class S, 21.797%, 8/25/21	128,412
	22	Ser. 145, Class S, 29.597%, 10/25/06	24,565

		Total Inverse Floating Rate Mortgage Securities	3,185,944

		Interest Only Asset-Backed Securities—1.5%
		Sterling Coofs Trust,
	42,564	Ser. 1, 4/15/29	3,780,245
	32,945	Ser. 2, 3/30/30	2,625,305

		Total Interest Only Asset-Backed Securities	6,405,550

		Interest Only Mortgage-Backed Securities—2.2%
		Federal Home Loan Mortgage Corp.,
	5	Ser. 176, Class M, 7/15/21	70
	1	Ser. 192, Class U, 2/15/22	77
	16	Ser. 1043, Class H, 2/15/21	22,546
	2	Ser. 1054, Class I, 3/15/21	403
	16	Ser. 1056, Class KD, 3/15/21	2,028
	19	Ser. 1057, Class J, 3/15/21	4,093
	54	Ser. 1148, Class E, 10/15/21	1,106
	14	Ser. 1179, Class O, 11/15/21	243
	13	Ser. 1221 Class H, 3/15/07	233
	373	Ser. 1254, Class Z, 4/15/22	16,069

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
			Federal Home Loan Mortgage Corp. (cont’d)
	$765		Ser. 1831, Class PG, 3/15/11	$82,934
	9,079		Ser. 2611, Class QI, 9/15/32	1,717,898
			Federal National Mortgage Assoc.,
	103		Ser. 10, Class S, 5/25/21	12,507
	82		Ser. 12, Class S, 5/25/21	15,930
	53		Ser. 17, Class S, 6/25/21	7,755
	168		Ser. 5, Class H, 1/25/22	24,241
	12		Ser. 7, Class 2, 4/1/17	2,189
	1		Ser. 20, Class H, 3/25/06	23
	72		Ser. 33, Class PV, 10/25/21	16,416
	7		Ser. 38, Class N, 4/25/21	735
	821		Ser. 46, Class H, 12/25/09	144,338
	749		Ser. 50, Class SI, 4/25/23	17,314
	1		Ser. 54, Class H, 5/25/05	39
	15,480		Ser. 64, Class QI, 1/25/33	2,990,683
	6		Ser. 84, Class H, 8/25/06	377
	21		Ser. 89, Class 2, 6/1/18	3,479
	37,000		Ser. 90, Class JH, 12/31/49	3,948,594
	6		Ser. 94, Class 2, 8/1/21	1,228
	26		Ser. 99, Class L, 8/25/21	3,675
	5		Ser. 123, Class M, 10/25/20	708
	37		Ser. 136, Class S, 11/25/20	39,635
	42		Ser. 139, Class PT, 10/25/21	4,338
	21		Ser. 141, Class SA, 8/25/07	4,154
	9,696	[3]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 2/19/25	204,913
	4,907	[3]	Hanover Grantor Trust, Ser. A, Class 1, 8/1/27	23,553
	2,617	[3]	Morgan Stanley Capital I, Inc., Ser. HF1, Class X, 6/15/17	67,719
			Morgan Stanley Mortgage Trust,
	56		Ser. 38, Class 2, 11/20/21	10,121
	60		Ser. 39, Class 2, 12/20/21	10,732
	104		Residential Asset Securization Trust, Ser. A3, Class X, 5/25/29	1,598
	6,645		Salomon Brothers Mortgage Securities VII, Inc., Ser. 1, Class IO, 3/25/22	48,376

			Total Interest Only Mortgage-Backed Securities	9,453,070

			Principal Only Mortgage-Backed Securities—0.5%
	220	[2]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 2/15/24	193,228
			Federal National Mortgage Assoc.,
	72		Ser. 51, Class E, 2/25/23	58,570
	25		Ser. 70, Class A, 5/25/23	22,587
	33		Ser. 167, Class D, 10/25/17	31,830
	44		Ser. 203, Class 1, 2/1/23	39,767
	32		Ser. 228, Class 1, 5/1/23	28,033
	6,055		Resolution Funding Corp., Ser. B, 4/15/30	1,585,804

			Total Principal Only Mortgage-Backed Securities	1,959,819

			U.S. Government and Agency Securities—43.4%
	18,826		Overseas Private Investment Corp., zero coupon-7.35%, 5/29/12	19,595,874
	1,754		Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	1,882,643
			U.S. Treasury Bonds,
	24,205	[2]	5.375%, 2/15/31	26,300,185
	6,350		5.50%, 8/15/28	6,920,484
	32,000	[2]	6.00%, 2/15/26	36,933,760
	450		6.125%, 11/15/27	529,143
			U.S. Treasury Notes,
	1,985		2.00%, 7/15/14	2,054,364
	8,020	[2]	2.50%, 5/31/06 - 9/30/06	8,014,078
	63,595		4.25%, 8/15/14	64,697,738
	15,180	[2]	4.75%, 5/15/14	16,052,850
	2,200		4.875%, 2/15/12	2,358,818

			Total U.S. Government and Agency Securities	185,339,937

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Collateralized Mortgage Obligation Residuals—0.0%
		Collateralized Mortgage Obligation Trust,
	$3	Ser. 40, Class R, 4/01/18	$309
	57	Ser. 42, Class R, 10/01/14	7,755
		Federal Home Loan Mortgage Corp.,
	20	Ser. 19, Class R, 3/15/20	2,316
	0	Ser. 75, Class R, 1/15/21	5
	0	Ser. 75, Class RS, 1/15/21	5
	0	Ser. 173, Class R, 11/15/21	22
	0	Ser. 173, Class RS, 11/15/21	22
	28	Ser. 200, Class R, 12/15/22	511

		Total Collateralized Mortgage Obligation Residuals	10,945

		Corporate Bonds—61.2%
		Aero & Defense—2.2%
B-	1,235	BE Aerospace, Inc., 9.50%, 11/01/08	1,273,594
BB-	1,500	L-3 Communications Corp., 7.625%, 6/15/12	1,657,500
BBB+	1,250	Lockheed Martin Corp., 8.50%, 12/01/29	1,672,200
BBB	1,000	Northrop Grumman Corp., 7.125%, 2/15/11	1,153,090
		Raytheon Co.,
BBB-	1,200	6.15%, 11/01/08	1,303,068
NR	2,000	7.00%, 5/15/06	2,111,928

			9,171,380

		Automotive—2.0%
BBB-	2,000	Briggs & Stratton Corp., 8.875%, 3/15/11	2,375,000
B1	2,340	Dura Operating Corp., Ser. B, 8.625%, 4/15/12	2,316,600
A3	3,000 [2]	Ford Motor Credit Co., 6.875%, 2/01/06	3,123,720
BBB	500	General Motors Corp., 8.375%, 7/15/33	545,152

			8,360,472

		Basic Materials—3.4%
A	2,000	Alcoa, Inc., 7.375%, 8/01/10	2,336,400
B	2,000	Caraustar Industries, Inc., 9.875%, 4/01/11	2,175,000
B+	3,000	Lyondell Chemical Co., 11.125%, 7/15/12	3,536,250
B	1,000	Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,105,000
BB-	2,500	Tembec Industries, Inc., 8.50%, 2/01/11 (Canada)	2,556,250
		Weyerhaeuser Co.,
BBB	1,550	5.95%, 11/01/08	1,686,121
BBB	1,000	6.75%, 3/15/12	1,128,910

			14,523,931

		Building & Development—0.6%
BBB-	2,500	D.R. Horton, Inc., 10.50%, 4/01/05	2,575,000

		Conglomerates—0.9%
AAA	3,650	General Electric Co., 5.00%, 2/01/13	3,776,546

		Consumer Products—5.7%
B-	1,475	American Seafoods Group LLC, 10.125%, 4/15/10	1,578,250
BBB-	1,500	Autonation, Inc., 9.00%, 8/01/08	1,728,750
B3	2,000	Buffets, Inc., 11.25%, 7/15/10	2,120,000
		General Mills, Inc.,
BBB+	550	5.125%, 2/15/07	573,320
BBB+	1,700	6.00%, 2/15/12	1,847,798
BBB+	2,000	Kellogg Co., Ser. B, 6.60%, 4/01/11	2,264,700
A3	935	Kraft Foods, Inc., 5.625%, 11/01/11	995,139
BBB	1,000	Kroger Co., 5.50%, 2/01/13	1,043,580
AA-	3,000	Procter & Gamble Co., 6.875%, 9/15/09	3,422,310
BBB	2,495	Safeway, Inc., 6.50%, 3/01/11	2,756,261
A+	2,000	Unilever Capital Corp., 7.125%, 11/01/10	2,324,580
BBB-	3,000	Yum! Brands, Inc., 8.875%, 4/15/11	3,744,276

			24,398,964

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Containers & Glass—1.3%
B+	$1,500		Crown European Holdings SA, 9.50%, 3/01/11 (France)	$1,717,500
BB-	2,250		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	2,458,125
B+	1,240		Stone Container Corp., 9.25%, 2/01/08	1,391,900

				5,567,525

			Ecological Services & Equipment—1.0%
B+	1,695		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	1,771,275
B	2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,497,500

				4,268,775

			Energy—6.8%
BB	2,500		Chesapeake Energy Corp., 9.00%, 8/15/12	2,878,125
A-	3,000		Conoco Funding Co., 6.35%, 10/15/11 (Canada)	3,369,600
BBB+	2,000		Dominion Resources, Inc., 5.70%, 9/17/12	2,119,260
B	2,500		Dresser, Inc., 9.375%, 4/15/11	2,787,500
BBB	1,500		DTE Energy Co., 7.05%, 6/01/11	1,712,760
B	1,500	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	1,747,500
B1	1,000		El Paso Natural Gas Co., 7.625%, 8/01/10	1,083,750
B-	1,500		El Paso Production Holding Co., 7.75%, 6/01/13	1,567,500
BBB+	640		Exelon Corp., 6.75%, 5/01/11	718,355
			FirstEnergy Corp.,
BBB-	480		Ser. B, 6.45%, 11/15/11	525,859
BBB-	1,500		Ser. C, 7.375%, 11/15/31	1,709,115
BBB+	1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,447,975
BBB	1,000		Kinder Morgan, Inc., 6.50%, 9/01/12	1,108,300
BBB+	1,800		Occidental Petroleum Corp., 6.75%, 1/15/12	2,054,736
			Progress Energy, Inc.,
Baa2	1,800		6.75%, 3/01/06	1,888,326
Baa2	2,000		7.10%, 3/01/11	2,267,980

				28,986,641

			Entertainment & Leisure—2.7%
B+	2,000		Boyd Gaming Corp., 8.75%, 4/15/12	2,250,000
B	1,700		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	1,955,000
Ba3	382		Host Marriot Corp., Ser. B, 7.875%, 8/01/08	392,505
Ba2	1,000		MGM Mirage, 9.75%, 6/01/07	1,125,000
Ba2	2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,302,500
BB+	3,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/01/12	3,506,250

				11,531,255

			Financial Institutions—17.0%
Aa3	2,450		Bank of America Corp., 7.80%, 2/15/10	2,892,494
Aa3	1,400	[2]	Bank One Corp., 6.50%, 2/01/06	1,466,192
Aa3	2,000	[3]	Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)	2,237,850
A+	500		Bear Stearns Co., Inc., 6.50%, 5/01/06	526,890
			Citigroup, Inc.,
AA+	450		2.00%, 6/09/09	451,048
AA	849	[3]	5.00%, 9/15/14	856,777
AA	6,000		5.625%, 8/27/12	6,480,780
			Credit Suisse First Boston USA, Inc.,
AA-	700	[2]	6.125%, 11/15/11	770,077
AA-	1,000		7.125%, 7/15/32	1,184,270
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,070,000
AAA	4,000	[2]	Federal Home Loan Mortgage Corp., 6.875%, 9/15/10	4,628,320
			Federal National Mortgage Assoc.,
AAA	4,000		4.375%, 9/15/12	4,032,680
AAA	1,805		7.125%, 6/15/10	2,105,280
AAA	3,000		General Electric Capital Corp., Ser. A, 6.75%, 3/15/32	3,497,760
			General Motors Acceptance Corp.,
Baa1	700		6.75%, 1/15/06	726,082
Baa1	4,000		6.875%, 8/28/12	4,142,000
Aa3	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,119,940
A+	3,650		Household Finance Corp., 6.375%, 10/15/11 - 11/27/12	4,073,468

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Financial Institutions—(cont’d)
			HSBC Bank USA, Inc.,
AA	$2,525		3.875%, 9/15/09	$2,535,125
AA-	850		5.875%, 11/01/34	849,150
			JP Morgan Chase & Co.,
Aa3	2,100		5.25%, 5/30/07	2,208,591
A1	1,000		6.75%, 2/01/11	1,132,770
AAA	3,000		KFW Intl. Finance, Inc., 5.25%, 6/28/06	3,124,710
A+	1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,696,095
			Marsh & McLennan Cos, Inc.,
BBB+	275		2.193%, 7/13/07	265,966
BBB+	285		5.375%, 7/15/14	277,499
AA-	600		Morgan Stanley, 5.80%, 4/01/07	637,590
AA-	1,200		National City Bank Cleveland Ohio, 3.375%, 10/15/07	1,203,756
A+	2,000		Northern Trust Co., 6.30%, 3/07/11	2,240,940
			Rainbow National Services LLC,
B3	225	[3]	8.75%, 9/01/12	240,750
CCC+	675	[3]	10.375%, 9/01/14	732,375
Aa2	3,025		U.S. Bank NA, 2.036%, 10/01/07	3,022,429
AA	2,000		UBS Preferred Funding Trust I, 8.622%, 10/29/49	2,453,878
Aa3	1,450		Wachovia Bank NA, 4.80%, 11/01/14	1,442,996
Aa1	3,780		Wells Fargo & Co., 1.98%, 9/15/09	3,778,715
Aa1	2,000		Wells Fargo Bank, 7.55%, 6/21/10	2,362,420

				72,467,663

			Health Care—1.6%
A+	1,000		Bristol Myers Squibb Co., 5.75%, 10/01/11	1,078,960
NR	3,000		HealthSouth Corp., 7.00%, 6/15/08	2,985,000
BB+	1,500		Omnicare, Inc., Ser. B, 8.125%, 3/15/11	1,627,500
A	1,310		UnitedHealth Group, Inc., 3.375%, 8/15/07	1,306,594

				6,998,054

			Industrials—0.7%
BBB+	825		Allegiance Corp., 7.00%, 10/15/26	858,841
B	2,010		Manitowoc, Inc., 10.50%, 8/01/12	2,319,037

				3,177,878

			Media—4.5%
B1	2,000		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	2,150,000
			AOL Time Warner, Inc.,
BBB+	2,410		7.57%, 2/01/24	2,777,163
BBB+	3,000		9.125%, 1/15/13	3,784,200
BBB	1,860		AT&T Broadband Corp., 8.375%, 3/15/13	2,281,718
CCC+	675		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	702,000
CCC+	2,425		Charter Communications Holdings LLC, 10.75%, 10/01/09	2,049,125
BBB	1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,117,070
BBB	325		Comcast Corp., 7.05%, 3/15/33	367,243
B	1,000		Quebecor Media, Inc., 11.125%, 7/15/11 (Canada)	1,157,500
CCC	3,000		WRC Media, Inc., 12.75%, 11/15/09	2,820,000

				19,206,019

			Other—4.3%
A3	16,320	[3]	Targeted Return Index Securities Trust, Inc., Ser. 10-2002, 6.896%, 1/15/12	18,465,264

			Real Estate—1.2%
BBB+	1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,111,710
			EOP Operating LP,
BBB+	2,285		4.65%, 10/01/10	2,298,916
BBB+	800		7.00%, 7/15/11	905,064
BBB-	725		Rouse Co., 3.625%, 3/15/09	683,073

				4,998,763

			Technology—0.5%
BB+	2,000		Seagate Technology Holdings, 8.00%, 5/15/09 (Cayman Island)	2,160,000

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal/Notional
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Telecommunications—3.4%
A	$3,675	BellSouth Corp., 5.20%, 9/15/14	$3,745,450
BB	250 [3]	Qwest Corp., 7.875%, 9/01/11	265,625
		SBC Communications, Inc.,
A	350	4.125%, 9/15/09	349,923
A	3,125	5.10%, 9/15/14	3,141,999
A+	1,000	6.25%, 3/15/11	1,102,790
A+	575	Verizon Global Funding Corp., 7.75%, 6/15/32	704,289
Aa3	540	Verizon Maryland, Inc., 5.125%, 6/15/33	474,925
Aa3	3,000	Verizon Pennsylvania, Inc., Ser. A, 5.65%, 11/15/11	3,194,580
A	1,000	Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,177,200

			14,156,781

		Transportation—1.4%
BBB+	1,000	Burlington Northern Santa Fe Corp., 5.90%, 7/01/12	1,078,510
BBB+	1,000	Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,118,527
BBB	1,475	Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,634,270
BBB+	2,000	Union Pacific Corp., 6.125%, 1/15/12	2,177,160

			6,008,467

		Total Corporate Bonds	260,799,378

		Foreign Government Bonds—0.8%
Baa2	3,000	United Mexican States, 8.00%, 9/24/22	3,445,500

		Total Long-Term Investments (cost $549,598,840)	571,348,570

		SHORT-TERM INVESTMENTS—0.7%
NR	2,100	HBOS Treasury Services PLC, 2.04%, 1/26/05	2,089,766
NR	1,200	Santander Hispano, 2.01%, 1/14/05	1,195,042

		Total Short-Term Investments (cost $3,284,808)	3,284,808

		OUTSTANDING OPTIONS PURCHASED—0.1%
		Interest Rate Swap,
	24,800	4.365% over 3-month LIBOR, expires 1/28/05	243,131
	17,500	4.60% over 3-month LIBOR, expires 11/19/04	29,365
	24,800	4.865% over 3-month LIBOR, expires 1/28/08	169,885
	13,100	6.25% over 3-month LIBOR, expires 11/19/04	13

		Total Outstanding Options Purchased (cost $505,980)	442,394

		Total investments before investments sold short and outstanding options written (cost $553,389,628)	575,075,772

		INVESTMENT SOLD SHORT—(10.7)%
	(45,000)	Federal National Mortgage Assoc., 5.50%, TBA (proceeds $45,796,477)	(45,815,760)

	Contracts/Notional
	Amount
	(000)

		OUTSTANDING OPTIONS WRITTEN—(0.3%)
		Interest Rate Swap,
	(28,400)	3.00% over 3-month LIBOR, expires 1/19/05	(82,205)
	(24,800)	4.375% over 3-month LIBOR, expires 10/28/05	(468,273)
	(31,300)	4.60% over 3-month LIBOR, expires 2/23/05	(273,343)
	(24,800)	5.375% over 3-month LIBOR, expires 10/28/05	(418,239)
	(55,000)	5.75% over 3-month LIBOR, expires 9/23/05	(129,250)
	(13,100)	6.05% over 3-month LIBOR, expires 2/23/05	(5,502)
	(25)	U.S. Treasury Notes Futures, expires 11/26/04	(25,781)
	(25)	U.S. Treasury Notes Futures, expires 11/26/04	(391)

		Total Outstanding Options Written (premium received $2,557,620)	(1,402,984)

		Total investments net of investments sold short and outstanding options written—123.7%	$527,857,109
		Liabilities in excess of other assets—(23.7)%	(101,213,660)

		Net Assets—100%	$426,643,449

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 5.8% of its net assets, with a current market value of $24,880,897 in securities restricted as to resale.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Income Trust Inc. (BKT)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			LONG-TERM INVESTMENTS—148.9%
			Mortgage Pass-Through Securities—33.5%
			Federal Home Loan Mortgage Corp.,
	$15,414	[2]	5.50%, 10/01/16 - 5/01/17	$15,979,706
	87		6.50%, 5/01/29 - 5/01/30	91,840
	24		7.50%, 2/01/23	25,580
	136		8.00%, 11/01/15	144,486
	90		8.50%, 10/01/06 - 3/01/08	93,510
	270		9.00%, 9/01/20	302,589
			Federal National Mortgage Assoc.,
	25,176	[2]	5.00%, 6/01/33 - 7/01/34	25,145,474
	67,492	[2]	5.50%, 12/01/13 - 8/01/34	69,544,223
	11,587	[2]	6.00%, 11/01/31 - 10/01/32	12,026,278
	5,991		6.50%, 2/01/26 - 5/01/31	6,310,412
	9,872	[2]	7.00%, 6/01/26 - 2/01/32	10,479,209
	5,208		7.50%, 11/01/14 - 9/01/23	5,622,041
	546		8.00%, 5/01/08 - 5/01/22	577,390
	12		9.50%, 1/01/19 - 9/01/19	13,955
			Government National Mortgage Assoc.,
	148		7.00%, 10/15/17	158,872
	838		7.50%, 8/15/21 - 12/15/23	908,965
	596		8.00%, 10/15/22 - 2/15/29	651,415
	56		9.00%, 6/15/18 - 9/15/21	63,011

			Total Mortgage Pass-Through Securities	148,138,956

			Federal Housing Administration—2.4%
			GMAC Projects,
	649		Ser. 51, 7.43%, 2/01/23	689,419
	1,067		Ser. 56, 7.43%, 11/01/22	1,135,307
	54		Merrill Projects, Ser. 54, 7.43%, 5/15/23	57,795
	872		Reilly Project, Ser. 41, 8.28%, 3/01/20	914,091
			USGI Projects,
	206		Ser. 87, 7.43%, 12/01/22	219,098
	963		Ser. 99, 7.43%, 10/01/23	1,024,230
	6,047		Yorkville, Ser. 6094, 7.43%, 6/01/21	6,429,203

			Total Federal Housing Administration	10,469,143

			Agency Multiple Class Mortgage Pass-Through Securities—17.7%
			Federal Home Loan Mortgage Corp.,
	6,960		Ser. 11, Class A9, 5.00%, 1/25/28	6,232,320
	447		Ser. 19, Class F, 8.50%, 3/15/20	447,376
	3,000		Ser. 1598, Class J, 6.50%, 10/15/08	3,205,740
	2,375		Ser. 2534, Class NG, 4.50%, 3/15/22	2,378,835
	12,751		Ser. 2758, Class KV, 5.50%, 5/15/23	13,211,499
	2,240		Ser. 2765, Class UA, 4.00%, 3/15/11	2,171,638
			Federal National Mortgage Assoc.,
	9,551		Ser. 28, Class PB, 6.00%, 8/25/28	10,055,154
	3,419		Ser. 29, Class HC, 7.50%, 7/25/30	3,700,068
	1,903		Ser. 31, Class ZG, 7.50%, 5/25/34	2,205,517
	9,133		Ser. 32, Class VT, 6.00%, 9/25/15	9,456,453
	430		Ser. 43, Class E, 7.50%, 4/25/22	448,772
	1,749		Ser. 60, Class PA, 5.50%, 4/25/34	1,821,056
	5,000		Ser. 81, Class BR, 5.25%, 4/25/25	5,101,050
	12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,796,626
			Government National Mortgage Assoc.,
	2,216		Ser. 5, Class Z, 7.00%, 5/16/26	2,360,047
	2,500		Ser. 33, Class PB, 6.50%, 7/20/31	2,604,274

			Total Agency Multiple Class Mortgage Pass-Through Securities	78,196,425

			Non-Agency Multiple Class Mortgage Pass-Through Securities—0.0%
AAA	212	[3]	Summit Mortgage Trust, Ser. 1, Class B1, 5.904%, 12/28/12	212,141

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Adjustable Rate Mortgage Securities-0.1%
		Federal National Mortgage Assoc.,
	$184	Ser. 38, Class F, 8.325%, 4/25/21	$202,245
	43	Ser. 256, Class F, 3.438%, 11/25/23	37,674

		Total Adjustable Rate Mortgage Securities	239,919

		Inverse Floating Rate Mortgage Securities—3.7%
		Federal Home Loan Mortgage Corp.,
	70	Ser. 1160, Class F, 32.194%, 10/15/21	81,632
	753 [2]	Ser. 1616, Class SB, 8.50%, 11/15/08	771,944
	2,524	Ser. 1688, Class S, 10.303%, 12/15/13	2,671,560
	3,626	Ser. 2664, Class SR, 8.854, 8/15/33	3,227,524
	1,456	Ser. 2752, Class SV, 15.428%, 9/15/33	1,490,316
		Federal National Mortgage Assoc.,
	78	Ser. 7, Class S, 3/25/21	11,366
	186	Ser. 38, Class SA, 10.186%, 4/25/21	196,538
	38	Ser. 46, Class S, 20.753%, 5/25/21	10,348
	45	Ser. 49, Class S, 8.431%, 12/25/21	4,531
	1,239	Ser. 72, Class S, 8.75%, 5/25/08	1,283,992
	237	Ser. 87, Class S, 21.797%, 8/25/21	280,580
	549	Ser. 93, Class S, 8.50%, 5/25/08	566,640
	44	Ser. 145, Class S, 29.269%, 10/25/06	49,997
	284	Ser. 170, Class SC, 9.00%, 9/25/08	292,484
	2,162	Ser. 196, Class SC, 8.973%, 10/25/08	2,265,555
	755	Ser. 214, Class SH, 13.569%, 12/25/08	795,440
	1,936	Ser. 247, Class SN, 10.00%, 12/25/23	1,985,787
AAA	404	Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 13.032%, 8/25/23	412,683

		Total Inverse Floating Rate Mortgage Securities	16,398,917

		Interest Only Asset-Backed Securities—1.6%
		Sterling Coofs Trust,
	51,687	Ser. 1, 4/15/29	4,590,415
	33,705	Ser. 2, 3/30/30	2,685,867

		Total Interest Only Asset-Backed Securities	7,276,282

		Interest Only Mortgage-Backed Securities—15.5%
	11,325	ABN Amro Mortgage Corp., Ser. IV, Class A2, 3/25/33	497,167
		American Housing Trust,
	320	Ser. III, Class 4, 3/25/19	4,999
	76	Ser. VII, Class 2, 11/25/20	180,000
	100,158	Commercial Mortgage Acceptance Corp., Ser. ML1, 12/15/30	2,208,879
	30,590 [3]	Credit Suisse First Boston Mortgage Securities Corp., Ser. C1, Class AX, 6/20/29	1,415,706
		Federal Home Loan Mortgage Corp.,
	16,455	Ser. 60, Class HS, 4/25/24	532,975
	11	Ser. 176, Class M, 7/15/21	150
	1	Ser. 192, Class U, 2/15/22	164
	3,824	Ser. 204, 5/1/29	706,218
	35	Ser. 1043, Class H, 2/15/21	48,406
	5	Ser. 1054, Class I, 3/15/21	865
	33	Ser. 1056, Class KD, 3/15/21	4,354
	41	Ser. 1057, Class J, 3/15/21	8,788
	115	Ser. 1148, Class E, 10/15/21	2,375
	30	Ser. 1179, Class O, 11/15/21	522
	29	Ser. 1221 Class H, 3/15/07	501
	900	Ser. 1706, Class IA, 10/15/23	75,519
	289	Ser. 1720, Class PK, 1/15/24	28,041
	8,498	Ser. 1914, Class PC, 12/15/11	100,696
	10,672	Ser. 2002, Class HJ, 10/15/08	251,590
	211	Ser. 2099, Class JB, 9/15/22	11,483
	1,911	Ser. 2296, Class SA, 3/15/16	153,816
	1,425	Ser. 2444, Class ST, 9/15/29	110,784
	1,319	Ser. 2513, Class BI, 12/15/15	67,217
	2,615	Ser. 2542, Class MX, 5/15/22	297,603
	2,385	Ser. 2543, Class IM, 9/15/12	109,552
	5,658	Ser. 2545, Class NI, 3/15/22	639,129
	38,385	Ser. 2559, Class IO, 8/15/30	161,936
	9,087	Ser. 2561, Class EW, 9/15/16	845,953
See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Interest Only Mortgage-Backed Securities—(cont’d)
		Federal Home Loan Mortgage Corp.—(cont’d),
	$16,571	Ser. 2611, Class QI, 9/15/32	$3,135,398
	26,066	Ser. 2633, Class PI, 3/15/12	1,371,849
	6,145	Ser. 2653, Class MI, 4/15/26	898,100
	11,549	Ser. 2658, Class PI, 6/15/13	1,000,178
	5,662	Ser. 2672, Class TQ, 3/15/23	664,475
	12,324	Ser. 2676, Class JI, 8/15/13	746,487
	3,633	Ser. 2687, Class IL, 9/15/18	663,702
	26,076	Ser. 2687, Class IQ, 9/15/22	1,993,021
	6,533	Ser. 2693, Class IB, 6/15/13	673,848
	4,841	Ser. 2694, Class LI, 7/15/19	564,144
	2,050	Ser. 2750, Class TC, 2/15/34	2,043,461
	9,253	Ser. 2773, Class OX, 2/15/18	1,162,347
	20,215	Ser. 2779, Class YS, 1/15/33	2,027,805
	28,207	Ser. 2780, Class SM, 4/15/34	1,530,023
	22,898	Ser. 2786, Class PI, 10/15/10	1,244,265
	3,571	Ser. 2791, Class KS, 5/15/34	3,687,652
		Federal National Mortgage Assoc.,
	433	Ser. 5, Class H, 1/25/22	62,334
	26	Ser. 7, Class 2, 4/1/17	4,699
	222	Ser. 10, Class S, 5/25/21	26,853
	175	Ser. 12, Class S, 5/21/21	34,201
	114	Ser. 17, Class S, 6/25/21	16,650
	6,455	Ser. 11, Class PI, 1/25/19	157,507
	111	Ser. 12, Class C, 2/25/22	19,683
	12,037	Ser. 13, Class IG, 10/25/22	1,133,633
	23,150	Ser. 16, Class PI, 11/25/12	1,228,826
	1	Ser. 20, Class H, 3/25/06	49
	154	Ser. 33, Class PV, 10/25/21	35,241
	4,907	Ser. 33, Class SG, 3/25/09	290,121
	2,504	Ser. 37, Class SE, 10/25/22	14,768
	14	Ser. 38, Class N, 4/25/21	1,578
	126	Ser. 50, Class G, 12/25/21	17,674
	1,497	Ser. 50, Class SI, 4/25/23	34,627
	7,372	Ser. 51, Class IE, 4/25/26	902,203
	2	Ser. 54, Class H, 5/25/05	84
	6,044	Ser. 55, Class GI, 7/25/19	1,049,839
	1,254	Ser. 60, Class SB, 10/25/22	29,087
	1,782	Ser. 62, Class IC, 7/25/15	96,704
	1,837	Ser. 62, Class IL, 3/25/24	57,708
	23,489	Ser. 64, Class QI, 1/25/33	4,537,986
	8,384	Ser. 66, Class CI, 7/25/33	1,680,842
	5,725	Ser. 68, Class SC, 1/25/24	532,825
	6,814	Ser. 71, Class EI, 8/25/33	1,328,203
	6,530	Ser. 82, Class IR, 9/25/12	320,375
	13	Ser. 84, Class H, 8/25/06	809
	29,836	Ser. 88, Class TI, 11/25/13	1,593,545
	46	Ser. 89, Class 2, 6/1/18	7,470
	46,000	Ser. 90, Class JH, 6.00%, 12/31/49	4,909,063
	23,742	Ser. 90, Class M, 1/25/28	3,634,731
	13	Ser. 94, Class 2, 8/1/21	2,636
	56	Ser. 99, Class L, 8/25/21	7,890
	6,639	Ser. 122, Class IA, 9/25/09	241,184
	3,741	Ser. 122, Class IC, 9/25/18	733,499
	10	Ser. 123, Class M, 10/25/20	1,521
	79	Ser. 136, Class S, 11/25/20	85,096
	90	Ser. 139, Class PT, 10/25/21	9,314
	45	Ser. 141, Class SA, 8/25/07	8,919
	4,554	Ser. 199, Class SB, 10/25/23	344,679
	4,043	Ser. 302, Class 2, 6/1/29	759,439
	7,958	Ser. 602, Class BI, 10/25/22	1,017,977
	1,326	Ser. W4, 12/25/28	210,051

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
	$155		First Boston Mortgage Securities Corp., Ser. C, Class I, 4/25/17	$27,895
	30,435		GMAC Commercial Mortgage Securities, Inc., Ser. C1, Class X, 7/15/27	1,372,249
	19,276	[3]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 2/19/25	407,352
			Government National Mortgage Assoc.,
	6,124		Ser. 39, Class ID, 5.00%, 5/20/33	685,942
	4,087		Ser. 58, Class IT, 5.50%, 7/20/33	651,105
	9,341	[3]	Hanover Grantor Trust, Ser. A, Class 1, 8/1/27	44,838
	140		Kidder Peabody Acceptance Corp., Ser. B, Class A2, 4/22/18	27,254
	3,019		MASTR Alternative Loan Trust, Ser. 9, Class 15X2, 1/25/19	350,062
	135,942		MLCC Mortgage Investors, Inc., Ser. A, Class XA, 3/25/28	4,333,155
			Morgan Stanley Mortgage Trust,
	121		Ser. 38, Class 2, 11/20/21	21,731
	128		Ser. 39, Class 2, 12/20/21	23,042
	4,275		Merrill Lynch Mortgage Investors, Inc., Ser. C2, 6/15/21	74,823
	3,077		Morgan Stanley Cap. Trust I, Ser. 3, Class 1AX, 5/25/19	369,256
	8,698	[3]	Morgan Stanley Capital I, Inc., Ser. HF1, Class X, , 6/15/17	225,073
	2,812		Residential Accredit Loans, Inc., Ser. QS7, Class A1, 4/25/33	487,150
	19,955		Small Business Administration, Ser. 1, 4/1/15	149,665
	168,425		Vendee Mortgage Trust, Ser. 2, Class 1, 5/15/29	247,583

			Total Interest Only Mortgage-Backed Securities	68,552,441

			Principal Only Mortgage-Backed Securities—8.7%
AAA	136		Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	123,002
			Countrywide Home Loans, Inc.,
AAA	8,202		Ser. 26, 8/25/33	5,197,917
AAA	1,504		Ser. J4, 6/25/33	1,177,651
AAA	2,084		Ser. J5, 7/25/33	1,320,685
AAA	1,531		Ser. J8, 9/25/23	944,081
			Drexel Burnham Lambert, Inc.,
AAA	60		Ser. K, Class 1, 9/23/17	53,370
AAA	614		Ser. V, Class 1, 9/1/18	566,390
			Federal Home Loan Mortgage Corp.,
	495		Ser. 8, Class A10, 11/15/28	420,211
	321		Ser. 1418, Class M, 11/15/22	278,885
	775		Ser. 1571, Class G, 8/15/23	566,075
	4,311		Ser. 1691, Class B, 3/15/24	3,849,534
	494		Ser. 1739, Class B, 2/15/24	433,020
			Federal National Mortgage Assoc.,
	643		Ser. 2, Class KB, 1/25/23	536,116
	83		Ser. 7, Class J, 2/25/21	70,475
	1,993		Ser. 13, Class PR, 3/25/32	1,636,862
	154		Ser. 51, Class E, 2/25/23	125,749
	54		Ser. 70, Class A, 5/25/23	48,493
	71		Ser. 167, Class D, 10/25/17	68,337
	95		Ser. 203, Class 1, 2/1/23	85,378
	68		Ser. 228, Class 1, 5/1/23	60,186
	3,286		Ser. 249, Class B, 11/25/23	2,861,463
	526		Ser. 273, Class 1, 7/1/26	471,798
	9,444		Ser. 328, Class 1, 11/1/32	8,006,596
	6,216		Ser. 338, Class 1, 6/1/33	5,054,189
	657		Ser. W4, 2/25/29	509,093
AAA	92		First Union Residential Securitization Trust, Ser. A, Class 1APO, 3/25/15	90,877
AAA	700		MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 3/25/34	348,270
AAA	45		Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 4/25/24	41,270
NR	13,000	[2]	Resolution Funding Corp., Ser. B, 4/15/30	3,404,700

			Total Principal Only Mortgage-Backed Securities	38,350,673

			Commercial Mortgage-Backed Securities—2.8%
AAA	10,250	[3]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	11,002,893
Aaa	1,278		Banc of America Alternative Loan Trust, Ser. 11, Class 5A1, 5.50%, 1/25/19	1,284,181

			Total Commercial Mortgage-Backed Securities	12,287,074

			Collateralized Mortgage Obligations—14.7%
			Federal Home Loan Mortgage Corp.,
	1,185		Ser. 1961, Class H, 5/15/12	1,248,754
	7,372		Ser. 2218, Class Z, 3/15/30	8,580,066
	13,884		Ser. 2461, Class Z, 6/15/32	14,985,160
See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Collateralized Mortgage Obligations—(cont’d)
			GSR Mortgage Loan Trust,
	$6,264		Ser. 10, Class 2A1, 10/25/33	$6,164,374
	6,051		Ser. 13, Class 1A1, 10/25/33	6,014,792
	2,966		MASTR Alternative Loan Trust, Ser. 7, Class 4A3, 11/25/18	3,279,923
	9,966		MASTR Asset Securitization Trust, Ser. 12, Class 3A5, 10/25/14	10,003,320
	13,717		Residential Funding Securities Corp., Ser. RM2, Class A15, 5/25/33	15,259,798

			Total Collateralized Mortgage Obligations	65,536,187

			Collateralized Mortgage Obligation Residuals—0.1%
			Collateralized Mortgage Obligation Trust,
	7		Ser. 40, Class R, 4/01/18	664
	122		Ser. 42, Class R, 10/01/14	16,647
	1		FBC Mortgage Securities Trust 16, Ser. A, Class 1, 7/01/17	283,265
			Federal Home Loan Mortgage Corp.,
	42		Ser. 19, Class R, 3/15/20	4,975
	0		Ser. 75, Class R, 1/15/21	11
	0		Ser. 75, Class RS, 1/15/21	11
	0		Ser. 173, Class R, 11/15/21	49
	0		Ser. 173, Class RS, 11/15/21	49
	59		Ser. 200, Class R, 12/15/22	1,096
	13	[4]	PaineWebber Trust, Ser. 88 M, Class 6, 9/01/18	0

			Total Collateralized Mortgage Obligation Residuals	306,767

			U.S. Government and Agency Securities—47.1%
	17,115		Overseas Private Investment Corp., zero coupon-7.35%, 5/29/12	17,814,428
			Small Business Administration,
	1,230		Ser. 20C-1, 7.15%, 3/01/17	1,331,001
	1,681		Ser. 20E-1, 7.60%, 5/01/16	1,816,220
	2,316		Ser. 20F-1, 7.55%, 6/01/16	2,503,396
	1,419		Ser. 20G-1, 7.70%, 7/01/16	1,538,859
	1,954		Ser. 20H-1, 7.25%, 8/01/16	2,106,439
	3,321		Ser. 20K-1, 6.95%, 11/01/16	3,564,648
	1,805		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	1,918,298
			U.S. Treasury Bonds,
	129,000	[2]	zero coupon, 11/15/24	46,657,107
	550		6.125%, 11/15/27	646,730
			U.S. Treasury Notes,
	50,000	[2]	1.50%, 3/31/06	49,414,000
	42,600	[2]	2.50%, 5/31/06	42,640,044
	3,000		3.875%, 2/15/13	3,000,936
	745		4.00%, 2/15/14	745,231
	9,000	[2]	4.25%, 11/15/13	9,185,670
	20,200	[2]	4.25%, 8/15/14	20,553,500
	3,250	[2]	4.375%, 8/15/12	3,372,883

			Total U.S. Government and Agency Securities	208,809,390

			Corporate Bonds—1.0%
			Financial Institutions—1.0%
NR	4,380	[2,5]	Structured Asset Receivable Trust, 1.649%, 1/21/10	4,372,797

			Total Long-Term Investments (cost $667,477,527)	659,147,112

			SHORT-TERM INVESTMENT—2.6%
			U.S Government and Agency Security—2.6%
	11,534		U.S. Treasury Bonds, 1.57%, 11/03/04 (cost $11,533,550)	11,533,550

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

	Principal/
	Notional
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		OUTSTANDING OPTIONS PURCHASED—0.1%
		Interest Rate Swap,
	$24,800	4.365% over 3-month LIBOR, expires 1/28/05	$243,131
	18,000	4.60% over 3-month LIBOR, expires 11/19/04	30,204
	24,800	4.865% over 3-month LIBOR, expires 1/28/08	169,885
	13,500	6.25% over 3-month LIBOR, expires 11/19/04	14

		Total Outstanding Options Purchased (cost $508,240)	443,234

		Total investments before investments sold short and outstanding options written (cost $679,519,317)	671,123,896

		INVESTMENTS SOLD SHORT—(3.0%)
	(1,500)	Federal National Mortgage Assoc., 5.50%, TBA	(1,527,187)
	(10,630)	U.S. Treasury Bonds, 5.375%, 2/15/31	(11,550,133)

		Total Investments Sold Short (proceeds $12,897,590)	(13,077,320)

		OUTSTANDING OPTIONS WRITTEN—(0.3%)
		Interest Rate Swap,
	(29,200)	3.00% over 3-month LIBOR, expires 1/19/05	(84,520)
	(24,800)	4.375% over 3-month LIBOR, expires 10/28/05	(468,273)
	(13,500)	5.05% over 3-month LIBOR, expires 2/23/05	(383,535)
	(24,800)	5.375% over 3-month LIBOR, expires 10/28/05	(418,240)
	(77,000)	5.75% over 3-month LIBOR, expires 9/23/05	(180,950)
	(13,500)	6.05% over 3-month LIBOR, expires 2/23/05	(5,670)

		Total Outstanding Options Written (premium received $2,915,166)	(1,541,188)

		Total investments net of investments sold short and outstanding options written—148.3%	$656,505,388
		Liabilities in excess of other assets—(48.3)%	(213,870,772)

		Net Assets—100%	$442,634,616

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 3.3% of its net assets, with a current market value of $14,485,164, in securities restricted as to resale.
[4]	Security is fair valued.
[5]	This bond is borrowed. The rate shown is the yield on the collateral deposited with the counterparty.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Limited Duration Income Trust (BLW)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			LONG-TERM INVESTMENTS—136.6%
			Corporate Bonds—58.2%
			Aero & Defense—2.3%
NR	$1,000		AAR Corp., Ser. 20001A2, 8.39%, 5/15/11	$975,000
NR	4,000		Raytheon Co., 7.00%, 5/15/06	4,223,856
BB-	5,000		Sequa Corp., Ser. B, 8.875%, 4/01/08	5,431,250
B-	5,881		Transdigm, Inc., 8.375%, 7/15/11	6,326,375

				16,956,481

			Automotive—4.7%
B2	2,750		Collins & Aikman Products Co., 10.75%, 12/31/11	2,750,000
A3	7,500	[2]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,532,475
B1	3,000		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	2,970,000
A3	7,500	[2]	Ford Motor Credit Co., 7.375%, 2/01/11	8,135,963
Baa1	7,500	[2]	General Motors Acceptance Corp., 6.875%, 8/28/12	7,766,250
BB-	4,640		TRW Automotive, Inc., 9.375%, 2/15/13	5,336,000

				34,490,688

			Basic Materials—6.9%
B-	2,820	[3]	BCP Caylux Holdings SCA, 9.625%, 6/15/14 (Luxembourg)	3,158,400
B	4,000		Caraustar Industries, Inc., 9.875%, 4/01/11	4,350,000
BB+	5,685		Georgia Pacific Corp., 8.875%, 2/01/10	6,708,300
B2	1,300		Gold Kist, Inc., 10.25%, 3/15/14	1,469,000
B	2,500	[3]	Huntsman Advanced Materials LLC, 11.00%, 7/15/10	2,900,000
B	3,000		Huntsman LLC, 11.625%, 10/15/10	3,536,250
BB	5,000		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	5,737,500
B+	5,000		Lyondell Chemical Co., 11.125%, 7/15/12	5,893,750
B-	5,000		Rockwood Specialties Group, Inc., 10.625%, 5/15/11	5,550,000
Ba2	3,250		United States Steel LLC, 10.75%, 8/01/08	3,851,250
BBB	7,500	[2]	Weyerhaeuser Co., 5.25%, 12/15/09	7,907,655

				51,062,105

			Building & Development—0.4%
BBB-	3,000		DR Horton, Inc., 5.875%, 7/01/13	3,007,500

			Conglomerates—1.5%
B	3,000		Trimas Corp., 9.875%, 6/15/12	3,090,000
BBB+	7,500	[2]	Tyco Intl. Group SA, 6.125%, 11/01/08 (Luxembourg)	8,145,375

				11,235,375

			Consumer Products—2.7%
B+	5,000		Group 1 Automotive, Inc., 8.25%, 8/15/13	5,300,000
BB+	5,000		JC Penney Co., Inc., 8.00%, 3/01/10	5,737,500
B+	5,000		Rite Aid Corp., 8.125%, 5/01/10	5,325,000
B+	3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,692,500

				20,055,000

			Containers & Glass—1.6%
			Graham Packaging Co., Inc.,
CCC+	785	[3]	8.50%, 10/15/12	822,288
CCC+	1,100	[3]	9.875%, 10/15/14	1,163,250
B-	5,000		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	5,762,500
B+	4,000		Silgan Holdings, Inc., 6.75%, 11/15/13	4,120,000

				11,868,038

			Ecological Services & Equipment—2.0%
B+	5,548	[2]	Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	5,797,660
B	2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,220,000
B-	6,250	[2]	National Waterworks, Inc., Ser. B, 10.50%, 12/01/12	7,000,000

				15,017,660

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
Rating[1]	Amount			Value
(unaudited)	(000)		Description

			Energy—7.4%
BB	$5,500	[2,3]	AES Corp., The, 8.75%, 5/15/13	$6,331,874
BB	5,290		Chesapeake Energy Corp., 7.50%, 9/15/13	5,911,574
BB	2,000		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	2,116,000
B	5,000		Dresser, Inc., 9.375%, 4/15/11	5,575,000
B	4,475	[2,3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	5,213,374
B-	4,000		El Paso Production Holding Co., 7.75%, 6/01/13	4,180,000
BB-	2,160	[3]	Gazprom, 9.625%, 3/01/13 (Russia)	2,484,000
B+	2,950		Hanover Equipment Trust, Ser. B, 8.75%, 9/01/11	3,245,000
B	5,000	[3]	Hilcorp Energy I LP, 10.50%, 9/01/10	5,637,500
A-	2,000		Massey Energy Corp., 6.95%, 3/01/07	2,100,000
B1	5,000		Midwest Generation LLC, Ser. A, 8.30%, 7/02/09	5,400,000
B	5,000		Swift Energy Co., 9.375%, 5/01/12	5,600,000
B+	1,000		Williams Cos, Inc., 8.125%, 3/15/12	1,175,000

				54,969,322

			Entertainment & Leisure—1.9%
B	2,000		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	2,300,000
Ba3	1,271		Host Marriot Corp., Ser. B, 7.875%, 8/01/08	1,305,953
Ba2	5,425		MGM Mirage, 9.75%, 6/01/07	6,103,125
BB+	3,500		Royal Caribbean Cruises Ltd., 8.00%, 5/15/10 (Liberia)	3,990,000

				13,699,078

			Financial Institutions—7.6%
BB	3,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	3,210,000
			JP Morgan HYDIB,
BB	10,000	[2,3]	6.40%, 6/20/08	10,150,000
B-	9,815	[2,3]	9.00%, 6/20/08	10,305,555
Baa2	5,000	[3]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,462,500
BBB+	200		Marsh & McLennan Cos, Inc., 2.193%, 7/13/07	193,430
			Rainbow National Services LLC,
B3	925	[3]	8.75%, 9/01/12	989,750
CCC+	2,850	[3]	10.375%, 9/01/14	3,092,250
B1	4,500	[3]	Sheridan Acquisition Corp., 10.25%, 8/15/11	4,882,500
B+	5,000		Southern Star Central Corp., 8.50%, 8/01/10	5,525,000
NR	7,888	[2]	Structured Asset Receivable Trust, 1.649%, 1/21/10	7,876,003
BB-	4,215		Western Financial Bank, 9.625%, 5/15/12	4,805,100

				56,492,088

			Health Care—3.6%
BBB-	5,000		Amerisourcebergen Corp., 8.125%, 9/01/08	5,487,500
B-	5,000	[2]	Concentra Operating Corp., 9.50%, 8/15/10	5,537,500
B3	2,610		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	2,610,000
B-	3,000		Norcross Safety Products LLC, 9.875%, 8/15/11	3,270,000
			Tenet Healthcare Corp.,
B-	1,875		6.375%, 12/01/11	1,710,938
B-	25		6.50%, 6/01/12	22,688
B-	3,005	[3]	9.875%, 7/01/14	3,147,738
B	4,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	5,163,750

				26,950,114

			Industrials—1.8%
B-	4,000	[3]	Fasten Tech, Inc., 11.50%, 5/01/11	4,520,000
B	4,900		Hexcel Corp., 9.875%, 10/01/08	5,537,000
B-	3,000		Williams Scotsman, Inc., 9.875%, 6/01/07	2,880,000

				12,937,000

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Media—6.4%
B1	$2,500		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	$2,687,500
CCC+	3,500		CBD Media Inc., 8.625%, 6/01/11	3,648,750
BB-	5,000		Cenveo Corp., 9.625%, 3/15/12	5,575,000
BBB	6,685		Comcast Cable Communications, Inc., 6.875%, 6/15/09	7,478,530
BB-	6,000	[2]	CSC Holdings, Inc., 7.875%, 12/15/07	6,450,000
B	1,300		Dex Media East, LLC, 12.125%, 11/15/12	1,615,250
BB-	2,000		Echostar DBS Corp., 5.75%, 10/01/08	2,040,000
B-	5,000		Houghton Mifflin Co., 9.875%, 2/01/13	5,425,000
B-	3,250		Nextmedia Operating, Inc., 10.75%, 7/01/11	3,656,250
B1	2,500	[3]	Paxson Communications Corp., 4.82%, 1/18/05	2,515,625
B-	4,650		Salem Communications Corp., 7.75%, 12/15/10	4,963,875
CCC	1,375		WRC Media, Inc., 12.75%, 11/15/09	1,292,500

				47,348,280

			Real Estate—1.1%
BB	5,860	[3]	American Real Estate Partners LP, 8.125%, 6/01/12	6,182,300
BBB-	2,000		Rouse Co., 5.375%, 11/26/13	1,903,057

				8,085,357

			Technology—1.4%
B	2,708		Amkor Tech. Inc., 7.75%, 5/15/13	2,342,420
BB+	3,972		Flextronics Intl. Ltd., 6.50%, 5/15/13 (Singapore)	4,170,600
BBB-	3,500		Unisys Corp., 6.875%, 3/15/10	3,718,750

				10,231,770

			Telecommunications—4.2%
B-	3,000		ACC Escrow Corp., Ser. B, 10.00%, 8/01/11	2,520,000
A-	5,000	[2]	Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10 (Netherlands)	6,018,050
B-	490	[3]	New Skies Satellites NV, 9.125%, 11/01/12 (Netherlands)	502,250
BB+	5,000		Nextel Communications, Inc., 7.375%, 8/01/15	5,562,500
B+	4,210	[3]	PanAmSat Corp., 9.00%, 8/15/14	4,441,550
B+	4,000	[3]	Qwest Communications Intl., Inc., 5.211%, 11/15/04	3,900,000
			Qwest Corp.,
BB	1,000	[3]	7.875%, 9/01/11	1,062,500
BB	6,000	[2,3]	9.125%, 3/15/12	6,765,000

				30,771,850

			Transportation—0.7%
BB+	1,650		Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,839,750
B	3,015		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	3,128,063

				4,967,813

			Total Corporate Bonds	430,145,519

			Bank Loans—42.3%
			Aero & Defense—0.2%
	1,475		Transdigm, Inc., Term Loan, LIBOR + 2.25%, 11/08/04	1,497,638

			Automotive—1.2%
	498		CSK Automotive, Inc., Term Loan C, LIBOR + 2.00%, 12/31/04 - 1/12/05	502,682
	1,247		Dayco Products, LLC, Term Loan B, LIBOR + 3.00%, 12/29/04 - 3/29/05	1,262,461
	2,852		EaglePicher Industries, Term Loan B, LIBOR + 3.00%, 11/30/04 - 12/10/04	2,858,754
			Tenneco Automotive, Inc.
	445		Term Loan B, LIBOR + 3.00%, 12/16/04	452,144
	1,002		Term Loan B1, LIBOR + 3.00%, 11/30/10	1,018,837
	2,769		TRW Automotive Aquisitions Corp., Term Loan D1, LIBOR + 2.25%, 1/14/05	2,808,496

				8,903,374

			Basic Materials—4.7%
	4,000		Boise, Term Loan, LIBOR + 2.25%, 10/31/10 - 10/31/11	4,048,594
			Celanese AG,
	1,000		Term Loan, LIBOR + 2.50%, 12/31/04	3,046,251
	3,000		Term Loan C, LIBOR + 3.50%, 12/31/04	1,016,170
	3,000		Cognis, Term Loan, LIBOR + 4.75%, 11/15/04	3,101,250
	1,750		Huntsman Intl LLC, Term Loan B, LIBOR + 3.25%, 11/15/04	1,778,000
	2,000		Huntsman LLC, Term Loan, LIBOR + 3.50%, 11/22/04	2,025,000

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Basic Materials—(cont’d)
	$931	INEOS Group Holdings PLC, Term Loan C, LIBOR + 3.50%, 12/31/04	$943,033
		MDCP Acquisitions,
	4,000	Term Loan B3, LIBOR + 2.75%, 1/10/05	4,005,000
	4,000	Term Loan C3, LIBOR + 3.25%, 1/10/05	4,000,000
	2,497	Nalco Chemical Co., Term Loan B, LIBOR + 2.50%, 11/23/04 - 1/24/05	2,539,597
	1,274	RLC Industries Co., Term Loan B, LIBOR + 2.00%, 11/30/04	1,279,244
		Rockwood Specialties Group, Inc.
	1,926	Term Loan LIBOR + 8.00%, 11/26/04	1,925,864
	1,000	Term Loan B LIBOR + 2.50%, 1/27/05	1,009,531
	487	SGL Carbon LLC, Term Loan, LIBOR + 3.00%, 11/30/04 - 2/09/05	489,419
		SP Newsprint Co., Term Loan B,
	1,611	LIBOR, 11/15/04	1,631,250
	870	LIBOR + 3.00%, 11/26/04	881,016
	988	USI Holdings Corp., Term Loan B, LIBOR + 2.50%, 1/31/05	991,820

			34,711,039

		Building & Development—0.9%
		Associated Materials, Inc., Term Loan,
	1,474	LIBOR + 2.75%, 11/12/04 - 3/14/05	1,329,770
	1,547	PRIME + 1.75%, 12/31/04	159,572
	995	Builders Firstsource, Inc., Term Loan A, LIBOR + 3.00%, 12/31/04	1,001,219
	830	Goodman Global Holdings, Inc., Term Loan B, LIBOR + 2.00%, 12/31/04 - 1/31/05	836,225
	1,000	Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 11/26/04	1,015,000
		Nortek, Inc., Term Loan,
	500	LIBOR + 2.75%, 8/24/11	470,670
	4,985	PRIME + 1.50%, 1/06/10	36,205
		Ply Gem Industries, Inc.,
	75	CAD Term Loan, LIBOR + 2.50%, 12/31/04	75,467
	1,423	Term Loan, LIBOR + 2.50%, 12/31/04	1,436,397
	500	Term Loan B, LIBOR + 2.50%, 3/31/05	504,375

			6,864,900

		Conglomerates—2.4%
		Colfax Corp.,
	3,625	Term Loan B, LIBOR + 3.00%, 11/01/04	3,634,062
	1,250	Term Loan C, LIBOR + 6.25%, 12/31/04	1,260,938
	1,496	Honeywell Security Group, Term Loan B, LIBOR + 4.00%, 12/06/05	1,496,250
		Invesys Intl. Holdings Ltd.,
	4,250	Term Loan, LIBOR + 4.75%, 1/07/05	4,372,188
	1,977	Term Loan B1, LIBOR + 3.50%, 1/07/05	2,001,872
	746	Precise Technology, Inc., Term Loan, LIBOR + 3.00%, 12/31/04	749,048
	2,475	Quintiles Transnational Corp., Term Loan B, LIBOR + 4.25%, 12/31/04	2,499,750
	1,980	Trimas Corp., Term Loan B, LIBOR + 3.50%, 12/31/04 - 1/13/05	1,994,611

			18,008,719

		Consumer Products—6.6%
	1,063	Alimentation Couche Tard, Inc., Term Loan, LIBOR + 1.75%, 11/18/04 - 11/30/04	1,074,027
	500	Buffets, Inc., Term Loan LC, LIBOR + 3.6%, 12/31/04	500,834
	1,344	CKE Restaurants, Term Loan, LIBOR + 3.00%, 11/08/04	1,371,226
	499	Coinstar, Inc., Term Loan, LIBOR + 2.25%, 12/31/04 - 1/07/05	506,231
	1,000	Denny’s Corp., Term Loan, LIBOR, 11/22/04	1,021,875
	987	Dole Food Co., Inc., Term Loan D, LIBOR + 2.25%, 11/12/04 - 1/03/05	999,640
	3,186	Dr. Pepper Bottling Co. of Texas, Term Loan B, LIBOR + 2.25%, 11/22/04 - 4/22/05	3,226,701
	869	DS Waters Enterprises LP, Term Loan, LIBOR + 2.75%, 12/31/04 - 3/30/05	843,137
	500	Harbor Freight Tools, Term Loan B, LIBOR + 2.75%, 11/16/04 - 11/17/04	503,750
	1,980	Jarden Corp., Term Loan B, LIBOR + 2.25%, 12/31/04	1,981,238
	983	Keystone Foods Holdings, LLC, Term Loan, LIBOR + 2.50%, 11/29/04 - 3/31/05	991,817
	1,000	Knoll, Inc., Term Loan, LIBOR + 3.00%, 11/05/04	1,011,250
	2,750	KOSA B.V., Term Loan B1, LIBOR + 2.75%, 12/31/04	2,798,125
	987	Language Line, Inc., Term Loan B, LIBOR + 4.25%, 11/22/04	996,094
	1,670	Le Nature, Inc., Term Loan B, LIBOR + 4.00%, 11/26/04 - 2/25/05	1,688,968
	1,504	Meow Mix Co., Term Loan, LIBOR + 4.25%, 12/26/04 - 1/03/05	1,466,395

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Consumer Products—(cont’d)
	$2,978	Michael Foods, Inc., Term Loan, LIBOR + 2.25%, 11/22/04 - 11/26/04	$3,014,719
	1,000	Nice Pak Products, Inc., Term Loan, LIBOR + 3.50%, 12/31/04 - 3/10/05	1,010,000
		Olympus Cable Holdings, LLC,
	2.000	Term Loan A, Prime + 1.25%, 12/31/04	1,958,750
	3,500	Term Loan B, Prime + 2.00%, 12/31/04	3,442,033
	2,781	Oriental Trading Co., Inc., Term Loan B, LIBOR + 2.75%, 12/31/04	2,810,145
	3,000	OSI Group LLC, Term Loan B, LIBOR + 2.50%, 12/31/04	3,035,625
	1,838	Pantry, Inc., The, Term Loan B, LIBOR + 2.25%, 11/30/04	1,862,949
	998	Pierre Foods, Inc., Term Loan B, LIBOR + 2.75%, 12/03/04 - 3/04/05	1,003,733
	1,493	Prestige Brands Holdings, Inc., Term Loan B, LIBOR, 12/31/04 - 1/26/05	1,503,070
	3,990	R.H. Donnelley, Inc., Term Loan B2, LIBOR, 12/03/04 - 1/10/05	4,046,110
	875	Sealy Mattress Co., Term Loan C, LIBOR + 2.25%, 11/05/04 - 12/01/04	886,301
	3,209	Tempur Pedic, Inc., Term Loan B, LIBOR + 2.25%, 12/31/04	3,227,427

			48,782,170

		Containers & Glass—2.5%
	956	Bway Corp., Term Loan, LIBOR, 11/12/04	968,097
		Graham Packaging Co., Inc.,
	2,000	Term Loan B, LIBOR, 12/31/04 - 1/08/05	2,027,188
	2,000	Term Loan C, PRIME + 3.25%, 12/31/04	2,044,584
	1,488	Graphic Packaging Intl., Inc., Term Loan C, LIBOR + 2.50%, 11/30/04 - 1/04/05	1,512,985
		Owens-Illinois Group, Inc.,
	4,916	Term Loan A, LIBOR + 2.75%, 11/02/04	4,985,929
	667	Term Loan C1, LIBOR + 2.75%, 11/26/04	677,150
	2,970	Silgan Holdings, Inc., Term Loan B, PRIME + 0.75%, 12/31/04	2,999,624
	568	Smurfit Stone Container Corp., Term Loan, LIBOR + 2.00%, 11/15/10	567,645
	488	Sola International, Inc., Term Loan, LIBOR + 3.00%, 12/31/04	492,984
	1,990	Solo Cup, Inc., Term Loan, LIBOR + 2.50%, 11/01/04 - 12/30/04	2,009,070

			18,285,256

		Ecological Services & Equipment—0.9%
		Allied Waste NA, Inc.,
	4,916	Term Loan A, LIBOR + 2.75%, 12/31/04	999,281
	667	Term Loan C, LIBOR + 2.75%, 12/15/04 - 12/15/04	3,969,629
		Envirosolutions, Inc., Term Loan,
	2,273	LIBOR + 2.00%, 12/31/04	55,316
	684	LIBOR + 4.50%, 12/31/04	1,939,684

			6,963,910

		Energy—2.9%
	429	AES Corp., The, Term Loan, LIBOR + 2.25%, 11/02/04 - 2/02/05	434,866
	1,975	Calpine Corp., Term Loan, LIBOR + 5.75%, 1/18/05	1,654,063
	6,924	Centerpoint Energy, Inc., Term Loan, LIBOR + 3.50%, 11/08/04	6,941,635
	1,967	Getty Petroleum Marketing, Inc., Term Loan, LIBOR + 3.25%, 12/30/04	1,994,938
	2,000	La Grange Acquisition, LP, Term Loan, LIBOR + 3.00%, 11/29/04	2,028,750
	1,375	Mission Energy Holdings Co., Term Loan, LIBOR + 5.00%, 12/10/04	1,377,149
		NRG Energy, Inc., Term Loan,
	932	4.00%, 12/31/04	214,479
	576	LIBOR + 4.00%, 12/23/04	378,578
	489	Pike Electric, Inc., Term Loan B, LIBOR + 2.25%, 11/04/04	497,098
	5,639	Reliant Resources, Inc., Term Loan, LIBOR + 4.00%, 11/08/04 - 1/08/04	5,721,234

			21,242,790

		Entertainment & Leisure—1.2%
	998	Boyd Gaming Corp., Term Loan B, LIBOR + 1.75%, 12/31/04 - 3/31/05	1,009,221
	1,977	Greektown Casino, LLC, Term Loan D, LIBOR + 3.50%, 11/01/04 - 11/04/04	2,924,989
	496	Green Valley Ranch Gaming, LLC, Term Loan B, LIBOR, 12/31/04	502,453
	1,000	Loews Cineplex Entertainment Corp., Term Loan B, LIBOR + 2.25%, 11/04/04 - 11/08/04	1,011,875
	2,000	Marina District Finance Co., Inc., Term Loan B, LIBOR + 4.50%, 3/31/05	2,012,500
	1,239	Wyndham Intl., Inc., Term Loan II, LIBOR + 5.75%, 11/10/04	1,240,811

			8,701,849

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Financial Institutions—1.1%
	958	CCC Information Services, Inc., Term Loan, LIBOR + 3.00%, 11/29/04	$960,459
	998	Conseco, Inc., Term Loan, LIBOR + 3.50%, 11/26/04	1,015,787
	1,950	Global Cash Access, LLC, Term Loan, LIBOR + 2.75%, 11/30/04	1,981,688
	1,500	Jostens, Inc., Term Loan B, LIBOR + 2.50%, 12/30/04 - 1/08/05	1,521,563
	1,995	SBA Senior Finance, Inc., Term Loan, LIBOR + 3.50%, 12/30/04 - 3/31/05	2,008,716
	488	Universal American Financial Corp., Term Loan, LIBOR + 2.25%, 12/31/04	487,500

			7,975,713

		Health Care—3.5%
	2,995	Accredo Health, Inc., Term Loan B, LIBOR + 1.75%, 11/30/04	3,009,975
	211	Ameripath, Inc., Term Loan, LIBOR + 3.00%, 11/26/04	211,662
	744	Atrium Companies, Inc., Term Loan, LIBOR + 2.75%, 12/20/04 - 1/18/05	754,921
	1,251	Colgate Medical, Ltd., Term Loan B, LIBOR, 12/29/04 - 12/31/04	1,258,956
	3,000	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 11/30/04	3,008,037
	2,743	Concentra Operating Corp., Term Loan, LIBOR + 2.50%, 11/26/04	2,767,127
	2,700	Connecticare, Inc., Term Loan, LIBOR + 3.75%, 12/31/04	2,706,750
	2,960	Davita, Inc., Term Loan B, LIBOR + 2.00%, 11/23/04 - 3/30/05	2,993,818
	481	DJ Orthopedics, LLC, Term Loan, LIBOR + 2.25%, 12/31/04 - 4/29/05	485,461
	499	Fisher Scientific Intl., Inc., Term Loan B, LIBOR + 1.50%, 11/29/04	502,335
	998	IASIS Healthcare Corp., Term Loan B, LIBOR + 2.50%, 12/31/04 - 1/04/05	1,010,176
	3,000	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 11/30/04 - 1/31/05	3,044,658
	2,297	Kinetic Concepts, Inc., Term Loan B1, LIBOR + 2.00%, 12/31/04	2,322,869
	499	Medical Device Manufacturing, Inc., Term Loan, LIBOR + 3.00%, 11/30/04 - 1/31/05	501,244
	998	Wellcare Holdings, Inc., Term Loan, LIBOR + 4.00%, 11/15/04	997,500

			25,575,489

		Industrials—2.6%
	373	Alderwoods Group, Inc., Term Loan B1, LIBOR + 2.75%, 11/19/04 - 3/28/05	378,605
	995	Arinc, Inc., Term Loan B, LIBOR + 2.25%, 12/31/04	1,004,950
	1,000	Buhrmann U.S., Inc., Term Loan C1, LIBOR + 2.50%, 12/07/04	3,269,689
	3,000	Exide Technologies, Term Loan, LIBOR + 3.50%, 11/22/04	2,996,250
	952	Ionics, Inc., Term Loan, LIBOR + 2.75%, 12/31/04	962,304
		New Flyer, Inc.,
	381	Term Loan, LIBOR + 2.75%, 1/01/05	386,190
	1,208	Term Loan B, LIBOR + 2.75%, 11/30/04	1,222,008
	2,887	Roper Industries, Inc., Term Loan, LIBOR + 2.00%, 12/31/04 - 1/28/05	2,887,500
	1,477	Sensus Metering Systems, Inc., Term Loan B1, LIBOR + 2.50%, 1/20/05 - 2/22/05	1,487,965
	1,824	United Rentals NA, Inc., Term Loan B, LIBOR + 2.25%, 11/29/04 - 11/30/04	1,842,864
	1,888	Williams Scotsman, Inc., Term Loan, LIBOR + 3.00%, 11/12/04 - 1/06/05	1,906,465
	702	Worldspan, LP, Term Loan, LIBOR + 3.75%, 12/31/04 - 1/10/05	704,045

			19,048,835

		Media—6.6%
	499	Adams Outdoor Advertising, LP, Term Loan, LIBOR + 2.25%, 12/20/04 - 1/20/05	504,569
	2,376	Dex Media East, LLC, Term Loan A, LIBOR + 2.00%, 11/08/04 - 11/30/04	2,399,290
		Dex Media West, LLC,
	4,317	Term Loan A, LIBOR + 2.50%, 11/08/04 - 11/30/04	4,292,010
	4,234	Term Loan B, LIBOR + 2.25%, 11/08/04 - 11/30/04	1,962,223
	3,717	DirecTV Holdings, LLC, Term Loan B2, LIBOR + 2.00%, 11/15/04 - 12/13/04	3,765,878
	4,500	Echostar DBS Corp., Term Loan, LIBOR + 2.25%, 1/04/05	4,680,000
	3,000	Emmis Operating Co., Term Loan B, LIBOR, 11/08/04	3,025,500
	1,750	Freedom Communications, Inc., Term Loan, LIBOR, 11/29/04 - 12/01/04	1,775,813
	970	Insight Midwest Holdings LLC, Term Loan, LIBOR + 2.75%, 12/07/04	6,033,840
	1,111	Lions Gate Entertainment, Inc., Term Loan, LIBOR + 3.25%, 12/31/04	1,116,667
	3,990	Mediacom Communications Corp., Term Loan B, LIBOR + 2.50%, 11/05/04 - 12/31/04	4,023,915
	1,000	Mediacom Illinois LLC, Term Loan B, LIBOR + 2.25%, 11/19/04 - 4/22/05	1,005,714
	4,000	MGM Studios, Inc., Term Loan B, LIBOR + 2.50%, 12/31/04	4,011,000
	645	Mission Broadcasting, Inc., Term Loan D, LIBOR + 1.75%, 12/31/04	644,385
	352	Nexstar Broadcasting, Inc., Term Loan D, LIBOR + 1.75%, 12/31/04	352,749
	3,000	NTL Investment Holding Ltd., Term Loan B, LIBOR + 3.00%, 4/14/05	3,024,999
	2,500	Raycom Media, Inc., Term Loan B, LIBOR + 1.75%, 11/08/05	2,509,375
	1,539	Relizon Company, The, Term Loan, LIBOR + 3.00%, 11/19/04	1,544,865
	1,990	Warner Music Group, Term Loan B, LIBOR, 11/24/04 - 4/22/05	2,015,942

			48,688,734

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Real Estate—0.2%
	$1,455		Crescent Real Estate Equities LP, Term Loan, LIBOR + 2.25%, 11/01/04 - 11/15/05	$1,464,507

			Technology—0.7%
	3,235		Knowles Electronics, Inc., Term Loan B2, LIBOR + 5.00%, 4/04/05	3,269,867
	499		Network Communications, Inc., Term Loan B, LIBOR + 4.00%, 11/02/04 - 11/30/04	504,049
	1,496		Verifone, Inc., Term Loan B, LIBOR + 2.50%, 1/31/05	1,516,823

				5,290,739

			Telecommunications—3.5%
	1,000		Atlantic Broadband Finance, LLC, Term Loan B, LIBOR + 3.25%, 12/07/04	1,014,583
	1,495		Centennial Cellular Operating Co., Term Loan B, LIBOR + 2.75%, 11/30/04 - 3/31/05	1,512,352
	3,491		Charter Communications Operating, LLC, Term Loan B, LIBOR + 3.25%, 12/31/04 - 1/31/05	3,461,372
	1,495		Consolidated Communications, Inc., Term Loan B, LIBOR + 2.75%, 11/16/04 - 12/31/04	1,506,213
	1,000		FairPoint Communications, Inc., Term Loan, TBD, 5/18/12	1,015,000
	3,970		Nextel Finance Co., Term Loan E, LIBOR + 2.25%, 12/17/04	3,980,751
	2,500		Nextel Partners Operating Corp., Term Loan C, LIBOR + 2.50%, 12/01/04	2,537,500
	5,000		Qwest Corp., Term Loan A, LIBOR + 4.75%, 12/09/04	5,190,180
	1,649		Valor Telecommunication Enterprises II, LLC, Term Loan A, LIBOR + 2.50%, 11/10/04 - 11/12/04	1,645,153
	3,990		Western Wireless Corp., Term Loan B, LIBOR + 3.00%, 11/05/04 - 1/28/05	4,048,426

				25,911,530

			Transportation—0.6%
	998		Kenan Advantage Group, Inc., Term Loan, LIBOR + 3.50%, 12/31/04	1,006,228
	1,953		Sirva Worldwide, Inc., Term Loan, LIBOR + 2.50%, 11/08/04	1,965,147
	725		Transport Industries, LP, Term Loan B, LIBOR + 4.00%, 12/31/04	725,148
	998		Transwestern Pipeline Co., Term Loan B, LIBOR + 2.25%, 11/08/04	1,001,657

				4,698,180

			Total Bank Loans	312,615,372

			Mortgage Pass-Through Securities—22.3%
			Federal National Mortgage Assoc.,
	5,714		4.423%, 11/01/04	5,853,736
121,700			5.00%, TBA	124,171,970
	17,000	[2]	7.25%, 1/15/10	19,807,380
	14,802	[2]	5.50%, 12/01/28 - 11/01/33	15,101,478

			Total Mortgage Pass-Through Securities	164,934,564

			Interest Only Asset-Backed Securities—1.5%
			Sterling Coofs Trust,
	73,778		Ser. 1, 4/15/29	6,552,424
	54,298		Ser. 2, 3/30/30	4,326,850

			Total Interest Only Asset-Backed Securities	10,879,274

			Interest Only Mortgage-Backed Securities—0.5%
	17,301		Federal National Mortgage Assoc., Ser. 64, Class QI, 1/25/33	3,342,528

			Commercial Mortgage-Backed Securities—0.1%
BB+	1,000	[3]	Bear Stearns Commercial Mortgage Secs., Inc., Class K, 4.368%, 11/15/04	994,900

			Asset-Backed Securities—1.9%
AAA	6,900		DaimlerChrysler Auto Trust, Ser. B, Class A3, 2.25%, 11/01/04	6,877,309
AAA	7,125		Honda Auto Receivables, Class A3, 2.30%, 10/18/07	7,097,742

			Total Asset-Backed Securities	13,975,051

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Collateralized Mortgage Obligations—2.4%
		GSR Mortgage Loan Trust,
	$8,948	Ser. 10, Class 2A1, 10/25/33	$8,806,248
	8,834	Ser. 13, Class 1A1, 10/25/33	8,780,718

		Total Collateralized Mortgage Obligations	17,586,966

		Foreign Government Bonds—2.5%
NR	1,667	Bolivarian Republic of Venezuela, 2.75%, 12/20/04	1,658,272
BB	5,000	Republic of Colombia, 9.75%, 4/23/09	5,662,500
BB	5,000 [2]	Republic of Peru, 9.125%, 2/21/12	5,600,000
BB-	5,000	Republic of Turkey, 11.375%, 11/27/06	5,650,000

		Total Foreign Government Bonds	18,570,772

		U.S. Government Securities—4.9%
	765	U.S. Treasury Bond, 5.25%, 11/15/28	806,692
		U.S. Treasury Notes,
	17,000 [2]	3.375%, 12/15/08	17,172,720
	3,425 [2]	3.375%, 9/15/09	3,438,906
	6,000 [2]	3.875%, 5/15/09	6,167,820
	8,660 [2]	4.25%, 11/15/13	8,838,656

		Total U.S. Government Securities	36,424,794

	Units

		Warrants—0.0%
	10 [4]	Reliant Resources, Inc., Expires 8/25/08, Strike price $.001, 1 share for 1 warrant	0

		Total Long-Term Investments (cost $977,574,292)	1,009,469,740

	Principal
	Amount
	(000)

		SHORT-TERM INVESTMENT—0.0%
		U.S. Government and Agency Zero Coupon Bond—0.0%
	200	Federal Home Loan Bank, zero coupon, 11/01/04 (cost $200,000)	200,000

		Total investments—136.6% (cost $977,774,292)	$1,009,669,740
		Liabilities in excess of other assets—(36.6)%	(270,444,346)

		Net Assets—100%	$739,225,394

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 13.1% of its net assets, with a current market value of $96,625,104, in securities restricted as to resale.

[4]	Illiquid security.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Strategic Bond Trust (BHD)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		LONG-TERM INVESTMENTS—112.3%
		Corporate Bonds—106.5%
		Aero & Defense—4.7%
B-	$2,000	BE Aerospace, Inc., 9.50%, 11/01/08	$2,062,500
BBB+	1,000	Lockheed Martin Corp., 8.20%, 12/01/09	1,192,530
BBB-	650	Raytheon Co., 4.85%, 1/15/11	669,038
A+	1,000	United Technologies Corp., 6.35%, 3/01/11	1,125,080

			5,049,148

		Automotive—11.1%
B2	2,000	Collins & Aikman Products Co., 10.75%, 12/31/11	2,000,000
A3	1,000	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,145,910
BB	2,000	Dana Corp., 10.125%, 3/15/10	2,255,000
B3	1,000	Delco Remy Intl., Inc., 11.00%, 5/01/09	1,050,000
		Ford Motor Credit Co.,
A3	750	5.80%, 1/12/09	771,840
A3	2,000	6.875%, 2/01/06	2,082,480
		General Motors Acceptance Corp.,
Baa1	250	6.75%, 1/15/06	259,315
Baa1	900	6.875%, 9/15/11	935,442
Baa1	300	8.00%, 11/01/31	309,750
BB-	892	TRW Automotive, Inc., 9.375%, 2/15/13	1,025,800

			11,835,537

		Basic Materials—6.7%
B	2,000	Caraustar Industries, Inc., 9.875%, 4/01/11	2,175,000
B2	195	Gold Kist, Inc., 10.25%, 3/15/14	220,350
B	1,500	JSG Funding PLC, 9.625%, 10/01/12 (Ireland)	1,710,000
B+	1,800	Lyondell Chemical Co., 9.50%, 12/15/08	1,957,500
BBB	1,000	Weyerhaeuser Co., 6.125%, 3/15/07	1,068,810

			7,131,660

		Building & Development—3.1%
BB+	1,000	Beazer Homes USA, Inc., 8.625%, 5/15/11	1,095,000
BBB-	2,000	Schuler Homes, Inc., 9.375%, 7/15/09	2,165,000

			3,260,000

		Conglomerates—2.4%
A+	325	Honeywell Intl., Inc., 7.50%, 3/01/10	380,354
B	1,000	Trimas Corp., 9.875%, 6/15/12	1,030,000
BBB+	1,132	Tyco Intl. Group SA, 6.375%, 2/15/06 (Luxembourg)	1,181,876

			2,592,230

		Consumer Products—5.6%
BBB-	2,000 [2]	Autonation, Inc., 9.00%, 8/01/08	2,305,000
BB+	1,000	General Mills, Inc., 5.125%, 2/15/07	1,042,400
BBB+	575	Kellogg Co., Ser. B, 6.00%, 4/01/06	600,513
B-	500	Pantry, Inc., The, 7.75%, 2/15/14	523,750
B+	1,400	Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,477,000

			5,948,663

		Containers & Glass—1.1%
B	1,000	Crown European Holdings SA, 10.875%, 3/01/13 (France)	1,190,000

		Ecological Services & Equipment—2.7%
B+	1,129	Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	1,179,805
B	1,500	Casella Waste Systems, Inc., 9.75%, 2/01/13	1,665,000

			2,844,805

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Energy—14.3%
BB-	$750	[3]	Calpine Corp., 9.625%, 9/30/14	$712,500
BB	2,000		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	2,116,000
A-	1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,173,810
B	2,000		Dresser, Inc., 9.375%, 4/15/11	2,230,000
BBB	250		DTE Energy Co., 7.05%, 6/01/11	285,460
B	1,125	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	1,310,625
			El Paso Corp.,
CCC+	165		7.75%, 1/15/32	151,800
CCC+	85		7.80%, 8/01/31	77,988
B-	1,750		El Paso Production Holding Co., 7.75%, 6/01/13	1,828,750
BBB+	105		Exelon Corp., 6.75%, 5/01/11	117,855
BBB-	325		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	370,308
B+	2,000		Hanover Equipment Trust, Ser. A, 8.50%, 9/01/08	2,155,000
B1	1,000		Midwest Generation LLC, 8.75%, 5/01/34	1,137,500
BBB+	250		Occidental Petroleum Corp., 6.75%, 1/15/12	285,380
Baa2	1,000	[2]	Progress Energy, Inc., 6.75%, 3/01/06	1,049,070
B+	200		Reliant Energy, Inc., 9.25%, 7/15/10	220,000

				15,222,046

			Entertainment & Leisure—2.8%
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,152,500
BB+	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11 (Liberia)	1,785,000

				2,937,500

			Financial Institutions—17.9%
AA	185	[3]	Allstate Financial Global Funding LLC, 5.25%, 2/01/07	193,826
Aa3	1,000	[2]	Bank One Corp., 6.50%, 2/01/06	1,047,280
Aa3	650	[3]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	800,506
A+	325		Bear Stearns Co., Inc., 6.50%, 5/01/06	342,479
B1	2,000		Bluewater Finance Ltd., 10.25%, 2/15/12 (United Kingdom)	2,210,000
AA+	3,000	[2]	Citigroup, Inc., 5.75%, 5/10/06	3,133,920
BB	500		Crum & Forster Holdings Corp., 10.375%, 6/15/13	535,000
AAA	2,000	[2]	General Electric Cap. Corp., 3.45%, 7/16/07	2,013,680
AA	1,500	[2]	HSBC Bank USA, Inc., 3.875%, 9/15/09	1,506,015
AAA	850		KFW Intl. Finance, Inc., 5.25%, 6/28/06	885,334
A	325		MetLife, Inc., 6.125%, 12/01/11	355,024
			Rainbow National Services LLC,
B3	210	[3]	8.75%, 9/01/12	224,700
CCC+	1,650	[3]	10.375%, 9/01/14	1,790,250
NR	1,020		Structured Asset Receivable Trust, 1.61%, 1/21/10	1,018,663
AAA	1,000	[3]	TIAA Global Markets, Inc., 3.875%, 1/22/08	1,016,200
Aa1	2,000		Wells Fargo & Co., 3.50%, 4/04/08	2,010,640

				19,083,517

			Health Care—7.3%
NR	2,000		Healthsouth Corp., 7.375%, 10/01/06	2,025,000
B3	1,945		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	1,945,000
AAA	1,000		Merck & Co., Inc., 4.375%, 2/15/13	994,030
			Tenet Healthcare Corp.,
B-	405		6.375%, 12/01/11	369,562
B-	15		6.50%, 6/01/12	13,613
B-	640	[3]	9.875%, 7/01/14	670,400
B	1,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	1,721,250

				7,738,855

			Media—13.4%
NR	1,000	[4]	Adelphia Communications Corp., Ser. B, 10.50%, 12/31/49	880,000
B1	1,500		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	1,612,500
BBB+	1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,196,500
BB-	2,000		Cenveo Corp., 9.625%, 3/15/12	2,230,000
CCC+	325		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	338,000
CCC+	1,775		Charter Communications Holdings LLC, 11.125%, 1/15/11	1,491,000
BBB	1,000		Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,118,703

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Media—(cont’d)
B-	$2,000		Nextmedia Operating, Inc., 10.75%, 7/01/11	$2,250,000
B	775		Primedia, Inc., 7.625%, 4/01/08	780,813
B-	750		Vertis, Inc., 10.875%, 6/15/09	817,500
A-	85		Viacom, Inc., 6.625%, 5/15/11	95,630
CCC	1,500		WRC Media, Inc., 12.75%, 11/15/09	1,410,000

				14,220,646

			Real Estate—2.5%
BB	860	[3]	American Real Estate Partners LP, 8.125%, 6/01/12	907,300
A-	500		ERP Operating LP, 6.95%, 3/02/11	567,220
			Felcore Lodging LP,
B1	1,000		9.00%, 6/01/11	1,130,000
B1	80		10.00%, 9/15/08	84,000

				2,688,520

			Technology—2.9%
B	1,000		Amkor Technology, Inc., 9.25%, 2/15/08	960,000
BBB-	2,000		Unisys Corp., 8.125%, 6/01/06	2,130,000

				3,090,000

			Telecommunications—7.0%
B-	750		ACC Escrow Corp., Ser. B, 10.00%, 8/01/11	630,000
A	1,000		Bellsouth Corp., 4.20%, 9/15/09	1,009,660
B3	1,000		Crown Castle Intl. Corp., 10.75%, 8/01/11	1,107,500
			MCI, Inc.,
B	36		5.908%, 5/01/07	36,045
B	36		6.688%, 5/01/09	35,460
B	31		7.735%, 5/01/14	29,915
BB	200	[3]	Qwest Corp., 7.875%, 9/01/11	212,500
A-	1,000	[3]	Telecom Italia Capital, 4.95%, 9/30/14 (Luxembourg)	992,160
Aa3	2,000		Verizon New England, Inc., 6.50%, 9/15/11	2,222,520
A	1,000		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,177,200

				7,452,960

			Transportation—1.0%
BBB+	500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	570,880
B	440		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	456,500

				1,027,380

			Total Corporate Bonds	113,313,467

			U.S. Government and Agency Securities—3.9%
	410	[2]	U.S. Treasury Bonds, 5.375%, 2/15/31	445,490
			U.S. Treasury Notes,
	1,010	[2]	2.50%, 5/31/06	1,010,949
	933	[2]	2.625%, 11/15/06	933,877
	1,000	[2]	4.25%, 8/15/13	1,022,340
	710	[2]	4.75%, 5/15/14	750,825

			Total U.S. Government and Agency Securities	4,163,481

			Foreign Government Bonds—1.1%
Baa2	1,000		United Mexican States, 8.125%, 12/30/19	1,171,000

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Supranational—0.8%
AAA	$850	European Investment Bank, 4.875%, 9/06/06	$883,277

		Total Investments (cost $113,309,408)	$119,531,225
		Liabilities in excess of other assets—(12.3)%	(13,098,100)

		Net Assets—100%	$106,433,125

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 8.3% of its net assets, with a current market value of $8,830,967, in securities restricted as to resale.

[4]	Issuer is technically in default and/or bankruptcy.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2004

	Broad Investment
	Grade 2009	Core
	Term Trust Inc.[1]	Bond Trust
	(BCT)	(BHK)

Assets
Investments at value[2]	$66,171,306	$578,546,345
Cash	45,939	47,177
Foreign currency at value[3]	—	1,563
Receivable from investments sold	—	92,655,368
Variation margin receivable	23,313	242,188
Receivable for open forward foreign currency contracts	—	28,896,140
Interest receivable	690,461	7,932,844
Unrealized appreciation on interest rate swaps	—	444,416
Other assets	16,904	70,665

	66,947,923	708,836,706

Liabilities
Reverse repurchase agreement	19,262,500	102,473,974
Payable to custodian	—	—
Payable for investments purchased	—	154,043,827
Payable for dollar rolls	—	9,845,811
Collateral due to broker	—	—
Variation margin payable	—	—
Loan payable	—	—
Investments sold short at value[4]	—	—
Outstanding options written at value[5]	—	1,338,972
Interest payable	12,176	380,262
Unrealized depreciation on interest rate swaps	—	—
Interest rate floors at value[5]	—	—
Payable for open forward foreign currency contracts	—	29,192,235
Investment advisory fee payable	21,923	234,803
Administration fee payable	5,979	—
Deferred Directors’/Trustees’ fees	13,875	46,229
Other accrued expenses	376,037	117,335

	19,692,490	297,673,448

Net Assets	$47,255,433	$411,163,258

Composition of Net Assets:
Par value	$29,571	$27,019
Paid-in capital in excess of par	38,787,677	386,197,188
Cost of shares held in treasury[6]	—	—
Undistributed (distributions in excess of) net investment income	7,945,414	2,267,985
Accumulated net realized gain (loss)	(2,210,230)	4,664,264
Net unrealized appreciation (depreciation)	2,703,001	18,006,802

Net assets, October 31, 2004	$47,255,433	$411,163,258

Net asset value[7]	$15.98	$15.22

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost	$63,602,403	$562,275,317
[3] Foreign currency at cost	—	1,569
[4] Proceeds received	—	—
[5] Premium received	—	2,196,443
[6] Shares held in treasury	—	—
[7] Common shares outstanding	2,957,093	27,018,774

See Notes to Financial Statements.

	Income		Limited
High	Opportunity	Income	Duration	Strategic
Yield Trust	Trust	Trust Inc.	Income Trust	Bond Trust
(BHY)	(BNA)	(BKT)	(BLW)	(BHD)

$68,414,848	$575,075,772	$671,123,896	$1,009,669,740	$119,531,225
123,396	—	406,123	320,608	159,456
—	—	—	—	—
1,851,793	165,321,199	16,812,288	10,623,166	691,470
—	434,230	—	—	—
—	—	—	—	—
1,580,281	7,800,964	6,781,264	14,229,589	2,578,853
—	601,663	—	—	—
23,915	132,395	194,224	139,368	15,615

71,994,233	749,366,223	695,317,795	1,034,982,471	122,976,619

—	94,643,913	223,735,589	159,415,731	13,187,854
—	4,061,767	—	—	—
1,654,083	157,098,996	9,156,600	10,579,320	3,143,958
—	17,775,500	—	124,172,031	—
—	529,143	646,730	806,692	—
—	—	442,536	—	—
19,250,000	—	—	—	—
—	45,815,760	13,077,320	—	—
—	1,402,984	1,541,188	—	—
38,361	801,096	1,406,471	94,913	6,155
—	—	1,888,354	—	—
—	—	68,890	—	—
—	—	—	—	—
43,815	214,954	243,386	480,369	53,544
2,082	69,314	99,859	—	—
20,945	108,035	128,490	25,969	8,272
70,907	201,312	247,766	182,052	143,711

21,080,193	322,722,774	252,683,179	295,757,077	16,543,494

$50,914,040	$426,643,449	$442,634,616	$739,225,394	$106,433,125

$6,404	$344,497	$637,155	$36,727	$7,049
93,588,410	406,532,068	528,754,021	700,009,639	100,448,229
—	(17,377,850)	—	—	—
(20,945	2,972,407	3,499,237	1,786,417	188,743
(35,430,908	7,486,517	(79,321,675)	5,497,163	(432,713)
(7,228,921	26,685,810	(10,934,122)	31,895,448	6,221,817

$50,914,040	$426,643,449	$442,634,616	$739,225,394	$106,433,125

$7.95	$12.38	$6.95	$20.13	$15.10

$75,643,790	$553,389,628	$679,519,317	$977,774,292	$113,309,408
—	—	—	—	—
—	45,796,477	12,897,590	—	—
—	2,557,620	2,915,166	—	—
—	1,757,400	—	—	—
6,403,606	34,449,693	63,715,468	36,727,287	7,048,718

STATEMENTS OF OPERATIONS
For the year ended October 31, 2004

	Broad Investment
	Grade 2009	Core
	Term Trust Inc.[1]	Bond Trust
	(BCT)	(BHK)

Investment Income
Interest income	$2,977,991	$30,195,091

Expenses
Investment advisory	259,551	3,130,697
Administration	70,786	—
Transfer agent	10,881	15,006
Custodian	63,546	191,332
Reports to shareholders	18,830	112,440
Directors/Trustees	12,960	58,194
Registration	1,721	21,882
Independent accountants	33,869	43,602
Legal	33,972	50,037
Insurance	4,966	39,993
Miscellaneous	11,048	50,770

Total expenses excluding interest expense and excise tax	522,130	3,713,953
Interest expense	263,911	1,604,092
Excise tax	384,842	—

Total expenses	1,170,883	5,318,045
Less fees waived by Advisor	—	—
Less fees paid indirectly	—	(3,160)

Net expenses	1,170,883	5,314,885

Net investment income	1,807,108	24,880,206

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,393,010)	6,965,518
Foreign currency	—	1,381,532
Futures	738,035	7,218,852
Interest rate swaps	—	(4,631,178)
Options written	—	255,018
Short sales	—	482,944

	(654,975	11,672,686

Net change in unrealized appreciation/depreciation on:
Investments	1,547,410	4,369,084
Foreign currency	—	(269,102)
Futures	(163,998)	359,386
Interest rate floors	—	—
Interest rate swaps	—	637,592
Options written	—	941,522
Short sales	—	1,399

	1,383,412	6,039,881

Net gain (loss)	728,437	17,712,567

Net Increase in Net Assets Resulting from Operations	$2,535,545	$42,592,773

[1] Consolidated Statement of Operations.

See Notes to Financial Statements.

	Income		Limited
High	Opportunity	Income	Duration	Strategic
Yield Trust	Trust	Trust Inc.	Income Trust	Bond Trust
(BHY)	(BNA)	(BKT)	(BLW)	(BHD)

$7,153,272	$30,732,704	$38,088,047	$62,767,611	$11,125,359

708,081	2,490,784	2,911,895	5,802,236	1,008,133
67,437	415,131	671,976	—	—
16,104	33,438	86,402	17,934	15,006
38,318	149,194	175,922	274,426	57,068
30,705	98,514	145,872	150,699	29,278
12,391	59,775	78,324	80,154	13,908
14,646	25,108	44,652	36,948	17,927
34,655	83,649	73,818	43,082	35,955
12,203	49,388	62,251	82,970	15,503
4,040	37,442	42,500	85,340	10,314
10,470	71,499	71,437	45,666	16,772

949,050	3,513,922	4,365,049	6,619,455	1,219,864
346,573	1,105,431	1,780,431	2,585,301	368,468
—	—	—	—	—

1,295,623	4,619,353	6,145,480	9,204,756	1,588,332
—	—	—	—	(268,836)
(2,840)	(11,694)	(4,268)	(46,186)	(9,122)

1,292,783	4,607,659	6,141,212	9,158,570	1,310,374

5,860,489	26,125,045	31,946,835	53,609,041	9,814,985

(316,410)	2,845,405	(5,931,592)	5,420,385	1,061,047
—	—	—	—	—
—	5,930,715	(1,391,653)	—	—
—	1,619,198	(2,651,215)	—	—
—	1,143,460	923,712	76,779	—
—	(1,253,560)	741,176	—	—

(316,410)	10,285,218	(8,309,572)	5,497,164	1,061,047

6,773,216	5,823,530	(386,069)	10,019,874	648,992
—	—	—	—	—
—	2,440,701	(2,462,726)	—	—
—	—	759,055	—	—
—	(2,050,802)	(2,819,850)	—	—
—	1,304,689	1,572,874	186	—
—	672,046	1,609,585	—	—

6,773,216	8,190,164	(1,727,131)	10,020,060	648,992

6,456,806	18,475,382	(10,036,703)	15,517,224	1,710,039

$12,317,295	$44,600,427	$21,910,132	$69,126,265	$11,525,024

STATEMENTS OF CASH FLOWS
For the year ended October 31, 2004

	Broad Investment
Reconciliation of Net Increase	Grade 2009	Core
in Net Assets Resulting from Operations to	Term Trust Inc.[1]	Bond Trust
Net Cash Flows Provided by (Used for)	(BCT)	(BHK)
Operating Activities

Net increase in net assets resulting from operations	$2,535,545	$42,592,773

Decrease (Increase) in investments	202,833	(16,769,060)
Net realized loss (gain)	654,975	(11,672,686)
Decrease (Increase) in unrealized appreciation (depreciation)	(1,383,412)	(6,039,881)
Increase (Decrease) in investments sold short	—	(1,459,680)
Increase (Decrease) in outstanding options written	—	(814,480)
Decrease (Increase) in interest rate floor	—	—
Decrease (Increase) in interest rate swaps	—	(632,723)
Decrease (Increase) in receivable for investments sold	1,144,618	(47,475,502)
Decrease (Increase) in receivable for open forward foreign currency contracts	—	(28,828,953)
Decrease (Increase) in variation margin receivable	33,250	(242,188)
Decrease (Increase) in interest receivable	87,945	219,290
Decrease (Increase) in other assets	(2,546)	(20,888)
Increase (Decrease) in payable for investments purchased	—	51,591,431
Increase in payable for dollar rolls	—	9,845,811
Increase in collateral due to broker	—	—
Increase (Decrease) in payable for open forward foreign currency contracts	—	29,192,235
Increase (Decrease) in payable for closed forward foreign currency contracts, net	—	(64,413)
Increase (Decrease) in variation margin payable	—	(66,844)
Increase (Decrease) in interest payable	(1,245)	199,421
Increase (Decrease) in investment advisory fee payable	(474)	23,352
Increase (Decrease) in administration fee payable	(129)	—
Increase (Decrease) in deferred Directors’/Trustees’fees	2,695	20,017
Increase (Decrease) in accrued expenses	34,441	75,579

Total adjustments	772,951	(22,920,162)

Net cash provided by (used for) operating activities	$3,308,496	$19,672,611

Increase (Decrease) in Cash and Foreign Currency
Net cash provided by (used for) operating activities	$3,308,496	$19,672,611

Cash provided by (used for) financing activities:
Capital contributions	—	—
Increase (Decrease) in reverse repurchase agreements	(690,125)	10,805,505
Cash dividends paid	(2,661,384)	(29,969,225)

Net cash provided by (used for) financing activities	(3,351,509)	(19,163,720)

Net increase (decrease) in cash	(43,013)	508,891
Cash and foreign currency at beginning of year	88,952	(460,151)

Cash and foreign currency at end of year	$45,939	$48,740

[1] Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

	Income		Limited
High	Opportunity	Income	Duration	Strategic
Yield Trust	Trust	Trust Inc.	Income Trust	Bond Trust
(BHY)	(BNA)	(BKT)	(BLW)	(BHD)

$12,317,295	$44,600,427	$21,910,132	$69,126,265	$11,525,024

(500,096)	1,996,389	27,894,473	70,982,192	28,538,849
316,410	(10,285,218)	8,309,572	(5,497,164)	(1,061,047)
(6,773,216)	(8,190,164)	2,084,881	(10,020,060)	(648,992)
—	(7,924,587)	(123,271,331)	—	—
—	(1,179,646)	(1,711,931)	—	—
—	—	(759,055)	—	—
—	2,267,698	2,819,850	—	—
(1,448,102)	(162,584,862)	(10,269,936)	1,011,833	1,468,072
—	—	—	—	—
—	(45,433)	159,375	—	—
280,241	81,713	(1,692,816)	(334,459)	955,497
33,572	(23,967)	(66,937)	(98,320)	(3,610)
1,654,083	157,098,996	7,902,793	(235,976,234)	3,143,958
—	17,775,500	—	124,172,031	—
—	529,143	646,730	806,692	—
—	—	—	—	—
—	—	—	—	—
—	—	442,536	—	—
11,619	(193,958)	(546,708)	65,758	(18,464)
5,786	5,801	(9,607)	4,990	(17,679)
551	966	(2,218)	—	—
4,117	23,863	26,973	24,469	3,134
(45,235)	64,183	75,988	56,129	10,632

(6,460,270)	(10,583,583)	(87,967,368)	(54,802,143)	32,370,350

$5,857,025	$34,016,844	$(66,057,236)	$14,324,122	$43,895,374

$5,857,025	$34,016,844	$(66,057,236)	$14,324,122	$43,895,374

210,485	—	2,335,670	429,365	200,599
—	(8,734,112)	101,968,776	40,422,256	(32,683,740)
(6,051,794)	(28,937,742)	(38,921,208)	(55,077,640)	(11,337,469)

(5,841,309)	(37,671,854)	65,383,238	(14,226,019)	(43,820,610)

15,716	(3,655,010)	(673,998)	98,103	74,764
107,680	(406,757)	1,080,121	222,505	84,692

$123,396	$(4,061,767)	$406,123	$320,608	$159,456

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended October 31, 2004 and 2003

	Broad Investment Grade
	2009 Term Trust Inc.[1]		Core Bond Trust
	(BCT)		(BHK)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,807,108	$3,760,612	$24,880,206	$22,380,605
Net realized gain (loss)	(654,975)	(2,958,847)	11,672,686	10,108,933
Net change in unrealized appreciation/depreciation	1,383,412	(1,159,473)	6,039,881	10,896,869

Net increase (decrease) in net assets resulting
from operations	2,535,545	(357,708)	42,592,773	43,386,407

Dividends and Distributions:
Net investment income	(2,661,384)	(3,504,653)	(23,226,362)	(27,108,407)
Net realized gain	—	—	(6,742,863)	(4,976,352)
Tax return of capital distributions	—	—	—	—

Total dividends and distributions	(2,661,384)	(3,504,653)	(29,969,225)	(32,084,759)

Capital Share Transactions:
Reinvestment of dividends	—	—	—	—

Total increase (decrease)	(125,839)	(3,862,361)	12,623,548	11,301,648

Net Assets:
Beginning of year	47,381,272	51,243,633	398,539,710	387,238,062

End of year	$47,255,433	$47,381,272	$411,163,258	$398,539,710

End of year undistributed (distribution in excess of)
net investment income	$7,945,414	$8,349,474	$2,267,985	$—

[1] Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

High Yield Trust		Income Opportunity Trust		Income Trust Inc.
(BHY)		(BNA)		(BKT)

2004	2003	2004	2003	2004	2003

$5,860,489	$6,766,264	$26,125,045	$28,912,640	$31,946,835	$38,641,106
(316,410)	(4,771,417)	10,285,218	(3,180,087)	(8,309,572)	(22,020,705)
6,773,216	10,326,575	8,190,164	14,036,271	(1,727,131)	(10,738,760)

12,317,295	12,321,422	44,600,427	39,768,824	21,910,132	5,881,641

(5,864,606)	(7,116,448)	(28,937,742)	(27,903,349)	(38,921,208)	(63,862,381)
—	—	—	(8,364,454)	—	—
(187,188)	—	—	—	—	—

(6,051,794)	(7,116,448)	(28,937,742)	(36,267,803)	(38,921,208)	(63,862,381)

210,485	280,376	—	—	2,335,670	3,905,622

6,475,986	5,485,350	15,662,685	3,501,021	(14,675,406)	(54,075,118)

44,438,054	38,952,704	410,980,764	407,479,743	457,310,022	511,385,140

$50,914,040	$44,438,054	$426,643,449	$410,980,764	$442,634,616	$457,310,022

$(20,945)	$—	$2,972,407	$5,785,104	$3,499,237	$10,115,860

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the years ended October 31, 2004 and 2003

	Limited Duration Income Trust[1]		Strategic Bond Trust
	(BLW)		(BHD)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,609,041	$12,026,055	$9,814,985	$11,147,173
Net realized gain (loss)	5,497,164	390,465	1,061,047	(1,177,052)
Net change in unrealized appreciation/depreciation	10,020,060	21,875,388	648,992	17,670,059

Net increase in net assets resulting from operations	69,126,265	34,291,908	11,525,024	27,640,180

Dividends and Distributions:
Net investment income	(54,687,174)	(9,176,505)	(11,337,469)	(10,466,535)
Net realized gain	(390,466)	—	—	—

Total dividends and distributions	(55,077,640)	(9,176,505)	(11,337,469)	(10,466,535)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	653,888,001	—	—
Net proceeds from the underwriters’
over-allotment option exercised	—	45,744,000	—	—
Reinvestment of common dividends	429,365	—	200,599	277,020

Net proceeds from capital share transactions	429,365	699,632,001	200,599	277,020

Total increase	14,477,990	724,747,404	388,154	17,450,665

Net Assets:
Beginning of period	724,747,404	—	106,044,971	88,594,306

End of period	$739,225,394	$724,747,404	$106,433,125	$106,044,971

End of year undistributed net investment income	$1,786,417	$2,864,550	$188,743	$1,711,227

1	Commencement of investment operations for Limited Duration was July 30, 2003. This information includes the initial investment by BlackRock Funding, Inc. The other Trust’s statement is for a full year.

See Notes to Financial Statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Year Ended October 31,

	2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$16.02	$17.33	$16.05	$13.64	$13.64

Investment operations:
Net investment income	0.61	1.28	2.01	1.17	0.91
Net realized and unrealized gain (loss)	0.25	(1.40)	0.04	2.01	(0.09)

Net increase (decrease) from investment operations	0.86	(0.12)	2.05	3.18	0.82

Dividends from net investment income	(0.90)	(1.19)	(0.77)	(0.77)	(0.82)

Net asset value, end of year	$15.98	$16.02	$17.33	$16.05	$13.64

Market price, end of year	$15.80	$15.85	$16.18	$14.39	$11.94

TOTAL INVESTMENT RETURN[1]	5.45%	5.32%	18.34%	27.66%	12.11%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.48%	2.43%	2.50%	3.52%	4.36%
Net expenses	2.48%	2.43%	2.50%	3.52%	4.36%
Net expenses excluding interest expense and excise tax	1.11%	1.18%	1.16%	1.16%	1.31%
Net investment income	3.83%	7.54%	12.22%	7.93%	6.83%
SUPPLEMENTAL DATA:
Average net assets (000)	$47,191	$49,882	$48,731	$43,701	$39,425
Portfolio turnover	20%	39%	35%	19%	36%
Net assets, end of year (000)	$47,255	$47,381	$51,244	$47,466	$40,321
Reverse repurchase agreements outstanding, end of year (000) .	$19,263	$19,953	$23,669	$13,373	$18,850
Asset coverage, end of year[2]	$3,453	$3,375	$3,165	$4,550	$3,139

[1]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Core Bond Trust (BHK)

			For the period
	Year Ended October 31,		November 30, 2001[1]
			through
	2004	2003	October 31, 2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.75	$14.33	$14.33 [2]

Investment operations:
Net investment income	0.92	0.83	0.99
Net realized and unrealized gain	0.66	0.77	0.04

Net increase from investment operations	1.58	1.60	1.03

Dividends and distributions:
Net investment income	(0.86)	(1.00)	(1.00)
Net realized gain	(0.25)	(0.18)	—

Total dividends and distributions	(1.11)	(1.18)	(1.00)

Capital charges with respect to issuance of shares	—	—	(0.03)

Net asset value, end of period	$15.22	$14.75	$14.33

Market price, end of period	$14.02	$13.57	$13.82

TOTAL INVESTMENT RETURN[3]	11.93%	6.62%	(1.02)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.32%	1.05%	1.04%[4]
Net expenses	1.32%	1.05%	1.04%[4]
Net expenses excluding interest expense	0.92%	0.87%	0.93%[4]
Net investment income	6.20%	5.58%	7.67%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$401,212	$401,049	$380,277
Portfolio turnover	398%	161%	73%
Net assets, end of period (000)	$411,163	$398,540	$387,238
Reverse repurchase agreements outstanding, end of period (000)	$102,474	$91,668	$165,215
Asset coverage, end of period[5]	$5,012	$5,348	$3,342

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized.
Past performance is not a guarantee of future results.
[4]	Annualized.
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock High Yield Trust (BHY)

	Year Ended October 31,

	2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$6.96	$6.13	$7.20	$10.60	$13.58

Investment operations:
Net investment income	0.92	1.06	1.20	1.32	1.66
Net realized and unrealized gain (loss)	1.02	0.89	(0.98)	(3.13)	(3.02)

Net increase (decrease) from investment operations	1.94	1.95	0.22	(1.81)	(1.36)

Dividends and distributions:
Net investment income	(0.92)	(1.07)	(1.20)	(1.48)	(1.62)
Tax return of capital	(0.03)	(0.05)	(0.09)	(0.11)	—

Total dividends and distributions	(0.95)	(1.12)	(1.29)	(1.59)	(1.62)

Net asset value, end of year	$7.95	$6.96	$6.13	$7.20	$10.60

Market price, end of year	$9.30	$10.25	$8.68	$9.18	$11.88

TOTAL INVESTMENT RETURN[1]	0.28%	32.87%	7.97%	(11.31)%	8.23%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.69%	3.07%	3.45%	4.90%	5.29%
Net expenses	2.68%	3.07%	3.45%	4.90%	5.29%
Net expenses excluding interest expense	1.96%	2.22%	2.20%	2.03%	1.99%
Net investment income	12.16%	16.37%	16.29%	14.23%	13.12%
SUPPLEMENTAL DATA:
Average net assets (000)	$48,186	$41,326	$46,751	$58,553	$79,602
Portfolio turnover	156%	30%	147%	71%	92%
Net assets, end of year (000)	$50,914	$44,438	$38,953	$45,520	$66,867
Loan outstanding, end of year (000)	$19,250	$19,250	$19,250	$23,000	$33,000
Asset coverage, end of year[2]	$3,645	$3,308	$3,024	$2,983	$3,032

[1]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Past performance is not a guarantee of future results.
[2]	Per $1,000 of loan outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Income Opportunity Trust (BNA)

	Year Ended October 31,

	2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$11.93	$11.83	$11.47	$11.03	$11.45

Investment operations:
Net investment income	0.76	0.84	1.15	0.87	0.70
Net realized and unrealized gain (loss)	0.53	0.31	(0.05)	0.34	(0.31)

Net increase from investment operations	1.29	1.15	1.10	1.21	0.39

Dividends and distributions:
Net investment income	(0.84)	(0.81)	(0.75)	(0.23)	(0.39)
Net realized gains	—	(0.24)	—	—	(0.04)
Tax return of capital	—	—	—	(0.54)	(0.41)

Total dividends and distributions	(0.84)	(1.05)	(0.75)	(0.77)	(0.84)

Increase resulting from Trust shares repurchased	—	—	0.01	—	0.03

Net asset value, end of year	$12.38	$11.93	$11.83	$11.47	$11.03

Market price, end of year	$11.38	$10.95	$10.50	$10.41	$9.75

TOTAL INVESTMENT RETURN[1]	12.04%	14.71%	8.44%	15.09%	9.82%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.11%	1.29%	1.40%	3.62%	3.76%
Net expenses	1.11%	1.29%	1.40%	3.62%	3.76%
Net expenses excluding interest expense	0.84%	0.89%	0.93%	1.01%	0.88%
Net investment income	6.29%	6.99%	10.04%	7.76%	6.14%
SUPPLEMENTAL DATA:
Average net assets (000)	$415,131	$413,543	$394,495	$388,478	$396,157
Portfolio turnover	300%	46%	153%	83%	82%
Net assets, end of year (000)	$426,643	$410,981	$407,480	$397,756	$383,651
Reverse repurchase agreements outstanding, end of year (000) .	$94,644	$103,378	$85,704	$136,385	$178,033
Asset coverage, end of year[2]	$5,508	$4,976	$5,755	$3,916	$3,155

[1]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Past performance is not a guarantee of future results.
[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Income Trust Inc. (BKT)

	Year Ended October 31,

	2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$7.21	$8.13	$8.06	$7.23	$7.31

Investment operations:
Net investment income	0.51	0.61	0.99	0.56	0.50
Net realized and unrealized gain (loss)	(0.16)	(0.52)	(0.35)	0.83	(0.02)

Net increase from investment operations	0.35	0.09	0.64	1.39	0.48

Dividends from net investment income	(0.61)	(1.01)	(0.57)	(0.56)	(0.56)

Net asset value, end of year	$6.95	$7.21	$8.13	$8.06	$7.23

Market price, end of year	$7.50	$7.71	$8.07	$7.26	$6.38

TOTAL INVESTMENT RETURN[1]	5.97%	15.41%	15.35%	23.23%	14.01%

RATIOS TO AVERAGE NET ASSETS:
Total expense	1.37%	1.36%	2.05%	2.54%	2.78%
Net expenses	1.37%	1.36%	2.05%	2.54%	2.78%
Net expenses excluding interest expense	0.97%	1.02%	1.03%	1.03%	1.05%
Net investment income	7.13%	8.18%	12.28%	7.43%	7.11%
SUPPLEMENTAL DATA:
Average net assets (000)	$447,984	$472,676	$506,533	$470,185	$448,027
Portfolio turnover	120%	64%	125%	32%	114%
Net assets, end of year (000)	$442,635	$457,301	$511,385	$506,764	$454,510
Reverse repurchase agreements outstanding,
end of year (000)	$223,736	$121,767	$205,792	$118,634	$64,460
Asset coverage, end of year[2]	$2.978	$4,756	$3,485	$5,272	$8,095

[1]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.
[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Limited Duration Income Trust (BLW)

		For the period
		July 30, 2003[1]
	Year Ended	through
	October 31, 2004	October 31, 2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.74	$19.10 [2]

Investment operations:
Net investment income	1.46	0.33
Net realized and unrealized gain	0.43	0.60

Net increase from investment operations	1.89	0.93

Dividends and Distributions:
Net investment income	(1.49)	(0.25)
Net realized gain	(0.01)	—

Total dividends and distributions	(1.50)	(0.25)

Capital charges with respect to issuance of shares	—	(0.04)

Net asset value, end of period	$20.13	$19.74

Market price, end of period	$19.95	$18.80

TOTAL INVESTMENT RETURN[3]	14.64%	(4.77)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.26%	0.82%[4]
Net expenses	1.25%	0.82%[4]
Net expenses excluding interest expense	0.90%	0.79%[4]
Net investment income	7.34%	6.87%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$730,369	$686,655
Portfolio turnover	215%	127%
Net assets, end of period (000)	$739,225	$724,747
Reverse repurchase agreements outstanding, end of period (000)	$159,416	$118,993
Asset coverage, end of period[5]	$5,637	$7,091

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.

[3]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized.

Past performance is not a guarantee of future results.

[4]	Annualized.

[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Bond Trust (BHD)

			For the period
	Year Ended October 31,		February 28, 2002[1]
			through
	2004	2003	October 31, 2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.07	$12.63	$14.33 [2]

Investment operations:
Net investment income	1.39	1.59	0.98
Net realized and unrealized gain (loss)	0.25	2.34	(1.77)

Net increase (decrease) from investment operations	1.64	3.93	(0.79)

Dividends from net investment income	(1.61)	(1.49)	(0.84)

Capital charges with respect to issuance of shares	—	—	(0.07)

Net asset value, end of period	$15.10	$15.07	$12.63

Market price, end of period	$16.70	$15.27	$12.35

TOTAL INVESTMENT RETURN[3]	21.54%	37.36%	(12.34)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.49%	2.01%	2.57%[4]
Net expenses	1.23%	1.71%	2.26%[4]
Net expenses excluding interest expense	0.89%	1.01%	1.25%[4]
Net investment income	9.23%	11.32%	10.68%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$106,330	$98,498	$95,675
Portfolio turnover	31%	32%	22%
Net assets, end of period (000)	$106,433	$106,045	$88,594
Reverse repurchase agreements outstanding, end of period (000)	$13,188	$45,872	$44,223
Asset coverage, end of period[5]	$9,071	$3,312	$3,003

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized.
Past performance is not a guarantee of future results.
[4]	Annualized.
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BlackRock Broad Investment Grade 2009 Term Trust Inc. (“Broad Investment Grade”), BlackRock Core Bond Trust (“Core Bond”), BlackRock High Yield Trust (“High Yield”), BlackRock Income Opportunity Trust (“Income Opportunity”), BlackRock Income Trust Inc. (“Income Trust”), BlackRock Limited Duration

Income Trust (“Limited Duration”) and BlackRock Strategic Bond Trust (“Strategic Bond”) (collectively, the “Trusts”) are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Broad Investment Grade, Income Opportunity and Income Trust are organized as Maryland corporations. Core Bond, High Yield, Limited Duration and Strategic Bond are organized as Delaware statutory trusts.

     On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned regulated investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consolidated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Directors/Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arms-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

Repurchase Agreements: In connection with transactions in repurchase agreements, a Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trusts’ portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up front payment which the Trusts receive.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

     Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities—at the London 4:00 PM rates of exchange.

(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

     The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

     Net realized and unrealized foreign exchange gains and losses including realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Security Lending: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending their securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trusts. The Trusts did not enter into any security lending transactions during the year ended October 31, 2004.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, Advantage and Investment Quality may retain a portion of their taxable income and pay excise tax on the undistributed amounts.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain	PIC

Broad Investment Grade	$ 450,216	$ (53,824)	$ (396,392)
Core Bond	1,398,658	(1,400,207)	1,549
High Yield	187,188	—	(187,188)
Income Trust	—	27,373,194	(27,373,194)

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Core Bond, Limited Duration and Strategic Bond.

BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc.

     Broad Investment Grade, High Yield, Income Opportunity and Income Trust each have an Administration Agreement with the Advisor. The Investment Management Agreement for Core Bond, Limited Duration and Strategic Bond covers both investment advisory and administration services.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for Broad Investment Grade, 0.60% for Income Opportunity and 0.65% for Income Trust, of each Trust’s average net assets and 0.55% for Core Bond and Limited Duration, 1.05% for High Yield and 0.75% for Strategic Bond, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows: 0.20% for the first 5 years of the Trust’s operations, 0.15% in year 6, 0.10% in year 7 and 0.05% in year 8.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

     Pursuant to the terms of their custody agreements, Core Bond, High Yield, Income Opportunity, Income Trust, Limited Duration and Strategic Bond received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Investments

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the year ended October 31, 2004, aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$ 3,971,247	$ 5,073,258	Income Trust	$ 316,820,219	$ 216,371,268
Core Bond	828,465,744	849,608,350	Limited Duration	2,185,323,272	2,151,695,068
High Yield	95,595,516	94,445,448	Strategic Bond	37,119,022	67,945,935
Income Opportunity	111,315,490	187,879,019

     Purchases and sales of U.S. government securities for the year ended October 31, 2004, aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$ 6,215,742	$ 3,516,882	Income Trust	$540,872,321	$496,292,198
Core Bond	1,710,520,110	1,665,313,586	Limited Duration	86,581,859	131,886,180
High Yield	—	—	Strategic Bond	3,074,336	—
Income Opportunity	1,499,774,699	1,354,745,467

     Each Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., each of which is an affiliate of BlackRock Advisors, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

     At October 31, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Broad Investment Grade	$ 63,726,401	$ 3,401,557	$ 956,652	$ 2,444,905
Core Bond	562,881,902	16,861,803	1,197,360	15,664,443
High Yield	75,644,796	3,044,215	10,274,163	(7,229,948)
Income Opportunity	555,359,120	21,153,280	1,436,628	19,716,652
Income Trust	680,035,277	21,451,696	30,363,077	(8,911,381)
Limited Duration	977,774,375	34,251,308	2,355,943	31,895,365
Strategic Bond	113,309,408	7,108,459	886,642	6,221,817

     For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year end. These amounts may be used to offset future realized capital gains, if any:

	Capital Loss			Capital Loss
Trust	Carryforward Amount	Expires	Trust	Carryforward Amount	Expires

Broad Investment Grade	$2,518,895	2011	Income Trust	$33,107,952	2007
				1,352,206	2008
				13,940,898	2009
High Yield	$3,443,603	2007		21,960,613	2011
	3,270,311	2008		10,279,377	2012
	15,159,280	2009
				$80,641,046
	8,468,860	2010

	4,771,417	2011	Strategic Bond	$432,713	2011
	316,410	2012

	$35,429,881

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts.

Details of open financial futures contracts at October 31, 2004 were as follows:
						Unrealized
	Number of		Expiration	Value at	Value at	Appreciation
	Contracts	Type	Date	Trade Date	October 31, 2004	(Depreciation)

Long Position:
Broad Investment Grade	53	10 Yr. U.S. T-Note	Dec ’04	$ 5,902,127	$ 6,018,813	$ 116,687
	5	30 Yr. U.S. T-Bond	Dec ’04	551,808	569,219	17,411

						134,098

Core Bond	254	10 Yr. U.S. T-Bond	Dec. ’04	28,510,852	28,844,875	334,023
	698	30 Yr. U.S. T-Bond	Dec. ’04	77,219,379	79,462,938	2,243,559
	12	Euro Bond	Dec. ’04	1,696,757	1,714,403	17,646

						2,595,228

Income Opportunity	1,933	10 Yr. U.S. T-Note	Dec. ’04	215,579,060	219,516,313	3,937,253

Income Trust	390	10 Yr. U.S. T-Note	Dec. ’04	43,429,835	44,289,375	859,540

Short Position:
Core Bond	1,456	5 Yr. U.S. T-Note	Dec. ’04	160,295,568	162,162,000	(1,866,432)
	35	Euro Dollar	Dec. ’04	8,546,849	8,546,563	286
	35	Euro Dollar	Mar. ’05	8,528,894	8,528,625	269
	35	Euro Dollar	June ’05	8,512,878	8,513,313	(435)
	41	Euro Dollar	Sept. ’05	9,944,630	9,954,800	(10,170)
	38	Euro Dollar	Dec. ’05	9,197,700	9,206,925	(9,225)
	38	Euro Dollar	Mar. ’06	9,179,244	9,190,300	(11,056)
	38	Euro Dollar	June ’06	9,163,194	9,174,625	(11,431)
	32	Euro Dollar	Sept. ’06	7,712,999	7,714,000	(1,001)
	25	Euro Dollar	Dec. ’06	6,016,298	6,017,500	(1,202)
	25	Euro Dollar	Mar. ’07	6,008,484	6,009,688	(1,204)
	25	Euro Dollar	June ’07	6,000,672	6,001,875	(1,203)
	25	Euro Dollar	Sep. ’07	5,993,422	5,994,375	(953)

						(1,913,757)

Income Opportunity	798	5 Yr. U.S. T-Note	Dec. ’04	88,299,451	88,877,250	(577,799)
	25	30 Yr. U.S. T-Bond	Dec. ’04	2,758,929	2,846,094	(87,165)
	35	Euro Dollar	Mar. ’05	8,528,894	8,528,625	269
	35	Euro Dollar	June ’05	8,512,878	8,513,313	(435)
	35	Euro Dollar	Sept. ’05	8,495,479	8,498,000	(2,521)
	32	Euro Dollar	Dec. ’05	7,752,899	7,753,200	(301)
	32	Euro Dollar	Mar. ’06	7,737,699	7,739,200	(1,501)
	32	Euro Dollar	June ’06	7,724,499	7,726,000	(1,501)
	32	Euro Dollar	Sept. ’06	7,712,999	7,714,000	(1,001)
	25	Euro Dollar	Dec. ’06	6,016,297	6,017,500	(1,203)
	25	Euro Dollar	Mar. ’07	6,008,484	6,009,688	(1,204)
	25	Euro Dollar	June ’07	6,000,672	6,001,875	(1,203)
	25	Euro Dollar	Sep. ’07	5,993,422	5,994,375	(953)
	35	Euro Dollar	Dec. ’04	8,546,849	8,546,563	286

						(676,232)

Income Trust	44	5 Yr. U.S. T-Note	Dec. ’04	4,850,559	4,900,500	(49,941)
	816	30 Yr. U.S. T-Bond	Dec. ’04	90,371,330	92,896,500	(2,525,200)
	54	Euro Dollar	Dec. ’04	13,174,311	13,186,126	(11,815)
	54	Euro Dollar	Mar. ’05	13,144,276	13,158,450	(14,174)
	54	Euro Dollar	June ’05	13,116,599	13,134,826	(18,227)
	54	Euro Dollar	Sept. ’05	13,088,448	13,111,200	(22,752)
	49	Euro Dollar	Dec. ’05	11,851,290	11,872,088	(20,798)
	49	Euro Dollar	Mar. ’06	11,827,265	11,850,650	(23,385)
	39	Euro Dollar	Sept. ’06	9,400,189	9,401,438	(1,249)
	30	Euro Dollar	Dec. ’06	7,219,555	7,221,000	(1,445)
	30	Euro Dollar	Mar. ’07	7,210,180	7,211,625	(1,445)
	69	Euro Dollar	June ’07	16,615,019	16,618,313	(3,294)
	30	Euro Dollar	Sep. ’07	7,192,105	7,193,250	(1,145)

						$ (2,694,870)

Details of open forward currency contracts in Core Bond at October 31, 2004, were as follows:
		Contract to	Value at
	Settlement	Purchase/	Settlement	Value at	Unrealized
Foreign Currency	Date	Receive	Date	October 31, 2004	(Depreciation)

Sold:
Canadian Dollar	1/28/05	$ 5,042,391	$ 4,109,662	$ 4,128,024	$ (18,362)
Euro	1/25/05	16,291,125€	20,531,705	20,719,146	(187,441)
Swedish Krona	1/21/05	30,907,864kr	4,254,773	4,345,065	(90,292)

					$(296,095)

Income Trust held one interest rate floor. Under the agreement, Income Trust pays the excess, if any, of a fixed rate over a floating rate. Income Trust received a transaction fee for the floor. Transaction fees are amortized through the termination of the agreement. Details of the interest rate floor held at October 31, 2004 were as follows:

Notional					Value at
Amount	Variable	Floating	Termination	Amortized	October 31,	Unrealized
(000)	Rate	Rate	Date	Cost	2004	Depreciation

$11,000	4.04875%	1-month LIBOR	1/25/05	$(59,625)	$(68,890)	$(9,265)

Details of open interest rate swaps at October 31, 2004 were as follows:

	Notional				Unrealized
	Amount	Fixed	Floating	Termination	Appreciation
Trust	(000)	Rate	Rate	Date	(Depreciation)

Core Bond	$19,435	3.215%(a)	3-month LIBOR	6/14/06	$ 329,815
	14,300	3.21%(a)	3-month LIBOR	6/17/06	239,246
	25,000	2.635%(a)	3-month LIBOR	8/14/06	(36,715)
	6,500	3.556%(a)	3-month LIBOR	1/21/07	59,859
	50,000	3.00%(b)	3-month LIBOR	4/16/07	47,600
	5,700	3.52%(a)	3-month LIBOR	9/26/08	21,600
	5,400	4.412%(b)	3-month LIBOR	2/17/14	(41,380)
	7,100	4.508%(b)	3-month LIBOR	10/1/14	(48,683)
	41,200	4.51%(b)	3-month LIBOR	10/29/14	(174,414)
	950	5.365%(b)	3-month LIBOR	7/29/19	(68,330)
	1,300	5.155%(a)	3-month LIBOR	8/13/19	50,597
	800	4.78%(a)	3-month LIBOR	10/27/19	(6,601)

					372,594

Income Opportunity	20,735	3.215%(a)	3-month LIBOR	6/14/06	351,877
	15,300	3.21%(a)	3-month LIBOR	6/17/06	255,977
	50,000	2.635%(a)	3-month LIBOR	8/14/06	(73,429)
	7,100	3.556%(a)	3-month LIBOR	1/21/07	65,384
	48,000	3.50%(a)	3-month LIBOR	2/2/07	368,792
	50,000	3.00%(b)	3-month LIBOR	4/16/07	47,600
	8,000	3.52%(a)	3-month LIBOR	9/26/08	30,316
	5,700	4.412%(b)	3-month LIBOR	2/17/14	(43,679)
	7,700	4.508%(b)	3-month LIBOR	10/1/14	(52,796)
	27,500	4.399%(b)	3-month LIBOR	10/25/14	115,005
	13,800	4.51%(b)	3-month LIBOR	10/29/14	(58,420)
	1,050	5.365%(b)	3-month LIBOR	7/29/19	(75,522)
	1,400	5.155%(a)	3-month LIBOR	8/13/19	54,490
	900	4.78%(a)	3-month LIBOR	10/27/19	(7,426)
	7,000	5.23%(b)	3-month LIBOR	11/4/21	(376,506)

					$ 601,663

	Notional				Unrealized
	Amount	Fixed	Floating	Termination	Appreciation
Trust	(000)	Rate	Rate	Date	(Depreciation)

Income Trust	22,295	3.215%(a)	3-month LIBOR	6/14/06	$ 378,351
	16,400	3.21%(a)	3-month LIBOR	6/17/06	274,381
	50,000	2.635%(a)	3-month LIBOR	8/14/06	(73,429)
	24,000	3.55%(a)	3-month LIBOR	10/26/06	304,731
	7,300	3.556%(a)	3-month LIBOR	1/21/07	67,226
	50,000	3.00%(b)	3-month LIBOR	4/16/07	47,600
	11,200	3.52%(a)	3-month LIBOR	9/26/08	42,442
	19,000	4.889%(b)	3-month LIBOR	4/22/14	(743,383)
	17,000	5.307%(b)	3-month LIBOR	6/14/14	(1,515,307)
	7,700	4.508%(b)	3-month LIBOR	10/1/14	(52,797)
	12,500	4.399%(b)	3-month LIBOR	10/25/14	52,275
	2,800	5.94%(a)	3-month LIBOR	12/7/15	240,352
	1,075	5.365%(b)	3-month LIBOR	7/29/19	(77,320)
	1,450	5.155%(a)	3-month LIBOR	8/13/19	56,436
	900	4.78%(a)	3-month LIBOR	10/27/19	(7,427)
	25,000	5.23%(b)	3-month LIBOR	8/15/23	(882,485)

					$(1,888,354)

Details of open total return swaps at October 31, 2004 were as follows:

Core Bond	$7,210	8.50%(a)	1-month LIBOR +0.70%	1/31/05	$71,822

(a)	Trust pays floating interest rate and receives fixed rate.
(b)	Trust pays fixed interest rate and receives floating rate.

Transaction in options written during the year ended October 31, 2004, were as follows:
	Contracts/
	Notional Amount	Premium
Trust	(000)	Received

Core Bond
Options outstanding at October 31, 2003	$105,708	$2,069,401
Options written	412,048	3,748,789
Options expired	(44)	(49,424)
Options terminated in closing purchase transactions	(366,012)	(3,572,323)

Options outstanding at October 31, 2004	$151,700	$2,196,443

Income Opportunity
Options outstanding at October 31, 2003	$123,340	$2,432,578
Options written	136,601	2,978,163
Options expired	(55)	(56,565)
Options terminated in closing purchase transactions	(82,486)	(2,796,556)

Options outstanding at October 31, 2004	$177,400	$2,557,620

Income Trust
Options outstanding at October 31, 2003	$150,485	$3,054,224
Options written	560,202	6,363,817
Options expired	(95)	(97,703)
Options terminated in closing purchase transactions	(527,792)	(6,404,672)

Options outstanding at October 31, 2004	$182,800	$2,915,666

Note 4. Borrowings

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trusts’ Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. Details of open reverse repurchase agreements at October 31, 2004 were as follows (please see Corresponding Underlying Collateral Chart on pages 74-75):

		Trade	Maturity	Net Closing
Trust/Counter Party	Rate	Date	Date	Amount	Par

Broad Investment Grade
Credit Suisse First Boston LLC	1.75%	10/18/04	11/16/04	$19,288,718	$19,262,500

Core Bond
Credit Suisse First Boston LLC	1.76	10/26/04	11/5/04	30,766,653	30,751,619
	1.75	10/26/04	11/5/04	10,460,382	10,455,300
	1.80	10/26/04	11/5/04	7,173,585	7,170,000

					48,376,919

Lehman Brothers	1.75	10/25/04	11/5/04	22,618,463	22,606,375
	1.65	10/27/04	11/5/04	5,939,862	5,937,413
	1.82	10/27/04	11/5/04	2,216,883	2,215,875
	1.80	10/28/04	11/5/04	16,145,536	16,139,080
	1.85	10/29/04	11/8/04	7,202,012	7,198,312

					54,097,055

Income Opportunity
Credit Suisse First Boston LLC	1.75	10/18/04	11/4/04	47,008,321	46,971,788
	1.70	10/18/04	11/4/04	16,330,830	16,318,500

					63,290,288

Lehman Brothers	1.87	10/29/04	11/2/04	4,073,971	4,073,125
	1.55	10/20/04	11/4/04	400,759	400,500
	1.55	10/21/04	11/4/04	601,112	600,750
	1.65	10/26/04	11/4/04	1,104,205	1,103,750
	1.68	10/25/04	11/5/04	2,426,745	2,425,500
	1.75	10/29/04	11/5/04	22,757,741	22,750,000

					31,353,625

Income Trust
Credit Suisse First Boston LLC	1.36	10/28/04	11/1/04	59,136,185	59,127,250
	1.78	10/19/04	11/2/04	43,997,185	43,966,750
	1.72	10/18/04	11/4/04	43,112,182	43,079,250
	1.45	10/29/04	11/8/04	3,264,189	3,262,875

					149,436,125

Lehman Brothers	1.75	10/20/04	11/4/04	6,036,398	6,032,000
	1.72	10/21/04	11/4/04	312,959	312,750
	1.15	10/27/04	11/5/04	20,811,982	20,806,000
	1.85	10/12/04	11/10/04	7,539,219	7,528,000
	1.85	10/14/04	11/10/04	2,692,444	2,688,714
	1.90	10/19/04	11/15/04	36,984,628	36,932,000

					74,299,464

Limited Duration
Credit Suisse First Boston LLC	1.95	10/19/04	11/18/04	23,099,977	23,062,500

Lehman Brothers	1.85	10/29/04	11/2/04	2,150,442	2,150,000
	1.75	10/26/04	11/5/04	32,783,129	32,767,200
	1.70	10/26/04	11/5/04	3,465,167	3,463,531
	1.82	10/26/04	11/5/04	20,197,706	20,187,500
	2.20	10/19/04	11/10/04	4,711,326	4,705,000
	1.85	10/20/04	11/16/04	656,910	656,000
	2.20	10/19/04	11/18/04	72,556,777	72,424,000

					136,353,231

Strategic Bond
Lehman Brothers	1.75	10/26/04	11/16/04	1,489,056	1,487,538
	1.78	10/26/04	11/16/04	1,793,948	1,792,088
	1.70	10/26/04	11/16/04	946,767	945,828
	2.00	10/28/04	11/17/04	2,599,886	2,597,000
	2.00	10/18/04	11/18/04	5,352,603	5,343,400
	2.25	10/29/04	11/18/04	1,023,278	1,022,000

					$13,187,854

	73

Details of underlying collateral for open reverse repurchase agreements at October 31, 2004 were as follows:
			Maturity	Original	Current	Market
Trust / Counter Party	Description	Rate	Date	Face	Face	Value

Broad Investment Grade
Credit Suisse First Boston LLC	U.S. Treasury Bonds Strip	0.00%	11/15/09	$23,000,000	$23,000,000	$19,334,605

Core Bond
Credit Suisse First Boston LLC	U.S. Treasury Bonds	10.375	11/15/12	4,770,000	4,770,000	5,792,941
	U.S. Treasury Bonds	12.00	8/18/13	3,170,000	3,170,000	4,178,440
	U.S. Treasury Bonds	6.00	2/15/26	3,860,000	3,860,000	4,455,135
	U.S. Treasury Bonds	6.75	8/15/26	8,960,000	8,960,000	11,260,901
	U.S. Treasury Bonds	6.125	11/15/27	3,695,000	3,695,000	4,342,770
	U.S. Treasury Notes	2.50	5/31/06	5,770,000	5,770,000	5,775,424
	U.S. Treasury Notes	2.75	6/30/06	4,545,000	4,545,000	4,566,998
	Federal Home Loan Mortgage Corp.	6.88	9/15/10	310,000	310,000	358,695
	Federal National Mortgage Assoc.	1.80	6/15/10	6,000,000	6,000,000	6,998,160

						47,729,464

Lehman Brothers	U.S. Treasury Notes	2.375	8/31/06	22,550,000	22,550,000	22,493,625
	U.S. Treasury Notes	2.50	9/30/06	5,930,000	5,930,000	5,923,513
	Federal Home Loan Mortgage Corp.	7.00	3/15/10	1,900,000	1,900,000	2,191,973
	U.S. Treasury Bonds	10.375	11/15/12	6,458,000	6,458,000	7,842,937
	U.S. Treasury Notes	2.50	5/31/06	7,100,000	7,100,000	7,106,674
	U.S. Treasury Notes	2.00	7/15/14	804,200	804,200	832,098
	Federal Home Loan Mortgage Corp.	4.75	12/8/10	2,795,000	2,795,000	2,835,863
	Federal National Mortgage Assoc.	2.35	4/5/04	3,675,000	3,675,000	3,599,185
	Federal National Mortgage Assoc.	4.75	2/21/13	700,000	700,000	697,613

						53,523,481

Income Opportunity
Credit Suisse First Boston LLC	U.S. Treasury Bonds	8.125	8/15/19	7,110,000	7,110,000	9,891,788
	U.S. Treasury Bonds	6.00	2/15/26	32,000,000	32,000,000	36,933,760
	U.S. Treasury Bonds	4.75	5/15/14	15,180,000	15,180,000	16,052,850

						62,878,398

Lehman Brothers	Federal Home Loan Mortgage Corp.	6.875	9/15/10	3,500,000	3,500,000	4,049,780
	U.S. Treasury Bonds	2.50	9/30/06	400,000	400,000	399,624
	U.S. Treasury Bonds	2.50	9/30/06	600,000	600,000	599,436
	U.S. Treasury Bonds	5.375	2/15/31	1,000,000	1,000,000	1,086,560
	U.S. Treasury Bonds	5.375	2/15/31	2,200,000	2,200,000	2,390,432
	U.S. Treasury Bonds	5.375	2/15/31	20,800,000	20,800,000	22,600,448

						31,126,280

Union Bank of Switzerland	U.S. Treasury Notes	2.50	5/31/06	300,000	300,000	300,282

Income Trust
Credit Suisse First Boston LLC	U.S. Treasury Notes	1.50	3/31/06	59,800,000	59,800,000	59,099,144
	U.S. Treasury Bonds Strip	4.00	5/31/06	123,850,000	123,850,000	44,794,440
	U.S. Treasury Notes	4.00	5/31/06	42,600,000	42,600,000	42,640,044
	U.S. Treasury Notes	1.50	3/31/06	3,300,000	3,300,000	3,261,324

						149,794,952

Lehman Brothers	U.S. Treasury Notes	4.25	11/15/13	5,800,000	5,800,000	5,919,654
	U.S. Treasury Notes	4.25	11/15/13	300,000	300,000	306,189
	U.S. Treasury Notes	4.25	8/15/14	20,200,000	20,200,000	20,553,500
	Federal Home Loan Mortgage Corp.	3.08	5/1/17	500,000	140,836	146,030
	Federal National Mortgage Assoc.	3.00	5/1/31	48,673,696	4,180,545	4,402,616
	Federal National Mortgage Assoc.	3.00	1/1/32	18,452,625	3,001,451	3,185,290
	Resolution Funding Corp.	3.00	4/15/30	10,500,000	10,500,000	2,749,950
	Federal National Mortgage Assoc.	3.11	10/1/31	30,429,402	4,755,168	5,046,422
	Federal National Mortgage Assoc.	3.10	8/1/32	24,000,000	5,690,704	5,905,869
	Federal National Mortgage Assoc.	3.11	10/1/32	11,667,065	4,665,209	4,841,601
	Federal National Mortgage Assoc.	3.11	6/1/33	5,999,400	5,513,501	5,511,860
	Federal National Mortgage Assoc.	3.10	7/1/34	4,600,000	4,498,157	4,487,219

			Maturity	Original	Current	Market
Trust / Counter Party	Description	Rate	Date	Face	Face	Value

Income Trust (cont’d)
Lehman Brothers (cont’d)	Federal National Mortgage Assoc.	3.11%	9/1/17	$30,215,381	$11,876,010	$12,302,834

						75,359,034

Union Bank of Switzerland	U.S. Treasury Notes	4.375	8/15/12	300,000	300,000	311,343

Limited Duration
Credit Suisse First
Boston LLC	Ford Motor Credit Co.	7.375	2/1/11	7,500,000	7,500,000	8,135,963
	General Motors Acceptance Corp.	6.875	8/28/12	7,500,000	7,500,000	7,766,250
	Weyerhaeuser Co.	5.25	12/15/09	7,500,000	7,500,000	7,907,655

						23,809,868

Lehman Brothers	U.S. Treasury Notes	3.375	12/15/08	17,000,000	17,000,000	17,172,720
	U.S. Treasury Notes	3.875	5/15/09	6,000,000	6,000,000	6,167,820
	U.S. Treasury Notes	4.25	11/15/13	8,660,000	8,660,000	8,838,656
	U.S. Treasury Notes	3.375	9/15/09	3,425,000	3,425,000	3,438,906
	Federal National Mortgage Assoc.	7.25	1/15/10	17,000,000	17,000,000	19,807,380
	Allied Waste NA	10.00	8/1/09	5,000,000	5,000,000	5,225,000
	Federal National Mortgage Assoc.	5.50	10/1/33	800,000	663,591	676,452
	AES Corp.	8.75	5/15/13	5,500,000	5,500,000	6,331,874
	Concentra Operating Corp.	9.50	8/15/10	4,500,000	4,500,000	4,983,750
	CSC Holdings, Inc.	7.875	12/15/07	4,800,000	4,800,000	5,160,000
	DaimlerChrysler NA	4.05	6/4/08	7,500,000	7,500,000	7,532,475
	Deutsche Telekom Intl.	8.50	6/15/10	2,200,000	2,200,000	2,647,942
	Dynegy Holdings, Inc.	10.125	7/15/13	4,300,000	4,300,000	5,009,500
	JPMorgan HYDI B	9.00	6/20/08	10,000,000	9,814,815	10,305,556
	JPMorgan HYDI BB	6.40	6/20/08	10,000,000	10,000,000	10,150,000
	National Waterworks, Inc.	10.50	12/1/12	6,250,000	6,250,000	7,000,000
	Peru Republic	9.125	2/21/12	5,000,000	5,000,000	5,600,000
	Qwest Corp.	9.125	3/15/12	6,000,000	6,000,000	6,765,000
	Structured Asset Receivable Trust	1.649	1/21/10	6,500,000	6,474,858	6,464,741
	Tyco Intl. Group	6.125	11/1/08	6,600,000	6,600,000	7,167,930

						146,445,702

Strategic Bond
Lehman Brothers	U.S. Treasury Bonds	5.375	2/15/31	410,000	410,000	445,490
	U.S. Treasury Notes	4.25	8/15/13	1,000,000	1,000,000	1,022,340
	U.S. Treasury Notes	2.50	5/31/06	1,010,000	1,010,000	1,010,949
	U.S. Treasury Notes	4.75	5/15/14	710,000	710,000	750,825
	U.S. Treasury Notes	2.625	11/16/04	933,000	933,000	933,877
	General Electric Capital Corp.	3.45	7/16/07	2,000,000	2,000,000	2,013,680
	HSBC Bank USA Global	3.875	9/15/09	800,000	800,000	803,208
	Autonation, Inc.	9.00	8/1/08	1,000,000	1,000,000	1,152,500
	BankOne Corp.	6.50	2/1/06	1,000,000	1,000,000	1,047,280
	Citigroup, Inc.	5.75	5/10/06	3,000,000	3,000,000	3,133,920
	Progress Energy, Inc.	6.75	3/1/06	400,000	400,000	419,628
	Autonation, Inc.	9.00	8/1/08	1,000,000	1,000,000	1,152,500

						$13,886,197

The average daily balance and weighted average interest rate of reverse repurchase agreements during the year ended October 31, 2004, were as follows:

	Average Daily	Weighted Average
Trust	Balance	Interest Rate

Broad Investment Grade	$22,054,691	1.20%
Core Bond	145,093,933	1.11
Income Opportunity	97,264,139	1.14
Income Trust	158,277,942	1.12
Limited Duration	195,844,775	1.32
Strategic Bond	27,651,966	1.33

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

Loan Payable: High Yield has a $32 million committed credit facility (the “facility”). Under the terms of the facility, the Trust borrows at the London Interbank Offered Rate (“LIBOR”) plus facility and administrative fees. In addition, the Trust pays a liquidity fee on the unused portion of the facility. The Trust may borrow up to 33 1 / 3 % of its total assets up to the committed amount. In accordance with the terms of the facility, the Trust has pledged its portfolio assets as collateral for the borrowing.

     For the year ended October 31, 2004, High Yield borrowed a daily weighted average balance of $19,250,000 at a weighted average interest rate at 1.80% .

Note 5. Commitments

Bridge Debt Commitments: At October 31, 2004, High Yield and Limited Duration had $2,003,993 and $17,813,268, respectively, in commitments outstanding to fund high yield bridge debt. The Trusts are entitled to a fee upon the expiration of the commitment period, generally within six months of the initial commitment date. The bridge debt terms approximate market rates at the time the commitment is entered into.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the year ended October 31, 2004 and the period ended October 31, 2003 were as follows:

		Period ended October 31, 2004

	Ordinary	Non-taxable	Long-term	Total
Distributions Paid From:	Income	Return of Capital	Capital Gains	Distributions

Broad Investment Grade	$ 2,661,384	$ —	$ —	$ 2,661,384
Core Bond	29,412,475	—	556,750	29,969,225
High Yield	5,864,606	187,188	—	6,051,794
Income Opportunity	28,937,742	—	—	28,937,742
Income Trust	38,921,208	—	—	38,921,208
Limited Duration	55,077,640	—	—	55,077,640
Strategic Bond	11,337,469	—	—	11,337,469

		Period ended October 31, 2003

	Ordinary	Non-taxable	Long-term	Total
Distributions Paid From:	Income	Return of Capital	Capital Gains	Distributions

Broad Investment Grade	$ 3,504,653	$ —	$ —	$ 3,504,653
Core Bond	30,289,664	—	1,795,095	32,084,759
High Yield	6,783,092	333,356	—	7,116,448
Income Opportunity	36,267,803	—	—	36,267,803
Income Trust	63,862,381	—	—	63,862,381
Limited Duration	9,176,505	—	—	9,176,505
Strategic Bond	10,466,535	—	—	10,466,535

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-term	Unrealized Net
Trust	Income	Gains	Appreciation

Broad Investment Grade	$ 7,959,288	$ —	$ 2,431,031
Core Bond	2,018,119	5,953,869	16,968,612
High Yield	—	—	—
Income Opportunity	6,870,587	8,926,885	21,347,265
Income Trust	3,627,727	—	—
Limited Duration	5,674,866	1,634,766	31,869,396
Strategic Bond	197,015	—	6,213,545

Note 7. Capital

There are 200 million of $0.01 par value common shares authorized for each of the Broad Investment Grade, Income Opportunity and Income Trusts. There are an unlimited number of $0.001 par value common shares authorized for Core Bond, High Yield, Limited Duration and Strategic Bond. At October 31, 2004, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were:

	Common Shares	Common Shares
Trust	Outstanding	Owned

Broad Investment Grade	2,957,093	—
Core Bond	27,018,774	—
High Yield	6,403,606	—
Income Opportunity	34,449,693	—
Income Trust	63,715,468	—
Limited Duration	36,727,287	6,021
Strategic Bond	7,048,718	—

     During the year ended October 31, 2004, High Yield, Income Trust, Limited Duration and Strategic Bond issued additional shares under their dividend reinvestment plans of 21,958, 325,777, 21,266, and 13,097, respectively. Transactions in common shares of beneficial interest for the year ended October 31, 2003, were as follows:

		Shares from

	Intial Public	Underwriters’ Exercising the	Reinvestment	Net Increase in
Trust	Offering	Over-allotment Option	of Dividends	Shares Outstanding

High Yield	—	—	29,680	29,680
Income Trust	—	—	514,874	514,874
Limited Duration	34,306,021	2,400,000	—	36,706,021
Strategic Bond	—	—	19,467	19,467

     Offering costs incurred in connection with the Limited Duration offering of common shares have been charged to paid-in capital in excess of par of the common shares in the amount of $1,222,110.

Note 8. Dividends

Subsequent to October 31, 2004, the Board of each of the Trusts declared dividends per common share payable November 28, 2004, to shareholders of record on November 14, 2004. The per share common dividends declared were as follows:

Common Dividend
Trust	Per Share

Broad Investment Grade	$0.075000
Core Bond	0.087500
High Yield	0.068333
Income Opportunity	0.070000
Income Trust	0.051042
Limited Duration	0.125000
Strategic Bond	0.130000

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:
      BlackRock Broad Investment Grade 2009 Term Trust, Inc.
      BlackRock Core Bond Trust
      BlackRock High Yield Trust
      BlackRock Income Opportunity Trust
      BlackRock Income Trust, Inc.
      BlackRock Limited Duration Income Trust
      BlackRock Strategic Bond Trust
      (collectively the “Trusts”)

     We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trusts as of October 31, 2004, the results of their operations and cash flows for the year then ended, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 23, 2004

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Independent Trustees

Name, address, age	Andrew F. Brimmer	Richard E. Cavanagh	Kent Dixon	Frank J. Fabozzi
	P.O. Box 4546	P.O. Box 4546	P.O. Box 4546	P.O. Box 4546
	New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546
	Age: 77	Age: 58	Age: 67	Age: 56

Current positions held with	Lead Trustee	Trustee	Trustee	Trustee
the Trusts	Audit Committee Chairman[2]	Audit Committee Member	Audit Committee Member[2]	Audit Committee Member[3]

Term of office and length	3 years5 / since inception	3 years5 / since inception[6]	3 years5 / since inception	3 years5 / since inception
of time served

Principal occupations	President of Brimmer &	President and Chief Executive	Consultant/Investor.	Consultant. Editor of THE
during the past five years	Company, Inc., a Washington,	Officer of The Conference Board,	Former President and Chief	JOURNAL OF PORTFOLIO
	D.C.-based economic and	Inc., a leading global business	Executive Officer of	MANAGEMENT and
	financial consulting firm, also	research organization, from 1995-	Empire Federal Savings	Frederick Frank Adjunct
	Wilmer D. Barrett Professor of	present. Former Executive Dean of	Bank of America and Banc	Professor of Finance at the
	Economics, University of	the John F. Kennedy School of	PLUS Savings Association,	School of Management at Yale
	Massachusetts – Amherst.	Government at Harvard University	former Chairman of the	University. Author and editor
	Formerly member of the Board	from 1988-1995. Acting Director,	Board, President and Chief	of several books on fixed
	of Governors of the Federal	Harvard Center for Business and	Executive Officer of	income portfolio management.
	Reserve System. Former	Government (1991-1993). Formerly	Northeast Savings.	Visiting Professor of Finance
	Chairman, District of Columbia	Partner (principal) of McKinsey &		and Accounting at the Sloan
	Financial Control Board.	Company, Inc. (1980- 1988).		School of Management,
		Former Executive Director of		Massachusetts Institute of
		Federal Cash Management, White		Technology from 1986 to
		House Office of Management and		August 1992.
Budget (1977-1979). Co-author,
THE WINNING PERFORMANCE
(best selling management book pub-
lished in 13 national editions).

Number of portfolios	52	52	52	52
overseen within the fund
complex

Other Directorships held	Director of CarrAmerica Realty	Trustee: Aircraft Finance Trust	Former Director of ISFA	Director, Guardian Mutual
outside of the fund	Corporation and Borg-Warner	(AFT) and Educational Testing	(the owner of INVEST, a	Funds Group (18 portfolios).
complex	Automotive. Formerly Director	Service (ETS). Director, Arch	national securities broker-
	of Airborne Express,	Chemicals, Fremont Group and The	age service designed for
	BankAmerica Corporation	Guardian Life Insurance Company	banks and thrift
	(Bank of America), BellSouth	of America.	institutions).
Corporation, College
Retirement Equities Fund
(Trustee), Commodity
Exchange, Inc. (Public
Governor), Connecticut Mutual
Life Insurance Company, E.I.
du Pont de Nemours &
Company, Equitable Life
Assurance Society of the
United States, Gannett
Company, Mercedes-Benz of
North America, MNC Financial
Corporation (American
Security Bank), NCM Capital
Management, Navistar
International Corporation, PHH
Corp. and UAL Corporation
(United Airlines).

For “Interested Director/
Trustee” relationships,
events or transactions by
reason of which the Trustee
is an interested person as
defined in Section 2(a)(19)
of the 1940 Act

[1]	Interested Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[2]	The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.
[3]	Appointed Audit Committee Member on May 25, 2004.
[4]	Trustee since inception; appointed Chairman of the Board on August 22, 2002.

Independent Trustees (continued)			Interested Trustees[1]

R. Glenn Hubbard	James Clayburn La Force, Jr.	Walter F. Mondale	Ralph L. Schlosstein	Robert S. Kapito
P.O. Box 4546	P.O. Box 4546	P.O. Box 4546	BlackRock, Inc.	BlackRock, Inc.
New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546	40 East 52nd Street	40 East 52nd Street
Age: 46	Age: 75	Age: 76	New York, NY 10022	New York, NY 10022
			Age: 53	Age: 47

Trustee	Trustee	Trustee	Chairman of the Board[4]	President and Trustee

3 years5 / since November 16,	3 years5 / since inception[7]	3 years5 / since inception[8]	3 years5 / since inception	3 years5 / since August 22,
2004				2002

Dean of Columbia Business	Dean Emeritus of the John E.	Senior Counsel, Dorsey &	Director since 1999 and	Vice Chairman of BlackRock,
School since July 1, 2004.	Anderson Graduate School of	Whitney, LLP, a law firm	President of BlackRock, Inc.	Inc. Head of the Portfolio
Columbia faculty member since	Management, University of	(January 2004-present);	since its formation in 1998 and	Management Group. Also a
1988. Co-director of Columbia	California since July 1, 1993.	Partner, Dorsey & Whitney,	of BlackRock, Inc.’s predeces-	member of the Management
Business School’s Entrepreneur-	Acting Dean of the School of	LLP, (December 1996-	sor entities since 1988. Member	Committee, the Investment
ship Program 1994-1997.	Business, Hong Kong	December 2003, September	of the Management Committee	Strategy Group, the Fixed
Visiting professor at Harvard’s	University of Science and	1987-August 1993). Formerly	and Investment Strategy Group	Income and Global Operating
Kennedy School of Government	Technology 1990-1993. From	U.S. Ambassador to Japan	of BlackRock, Inc. Formerly,	Committees and the Equity
and Harvard Business School,	1978 to September 1993, Dean	(1993-1996). Formerly Vice	Managing Director of Lehman	Investment Strategy Group.
as well as the University of	of the John E. Anderson	President of the United States,	Brothers, Inc. and Co-head of	Responsible for the portfolio
Chicago. Visiting scholar at the	Graduate School of	U.S. Senator and Attorney	its Mortgage and Savings	management of the Fixed
American Enterprise Institute in	Management, University of	General of the State of	Institutions Group. Chairman	Income, Domestic Equity and
Washington and member of	California.	Minnesota. 1984 Democratic	and President of the BlackRock	International Equity, Liquidity,
International Advisory Board of		Nominee for President of the	Liquidity Funds and Director of	and Alternative Investment
the MBA Program of Ben-		United States.	several of BlackRock’s alternative	Groups of BlackRock.
Gurion University. Deputy assis-			investment vehicles.
tant secretary of the U.S.
Treasury Department for Tax
Policy 1991–1993. Chairman of
the U.S. Council of Economic
Advisers under the President of
the United States 2001–2003.

52	52	52	62	52

Director of ADP, Dex Media,	Payden & Rygel Investment	Director of United Health	Member of the Visiting Board	Chairman of the Hope and
KKR Financial Corporation,	Trust, Metzler-Payden	Foundation and the Japan	of Overseers of the John F.	Heroes Children’s Cancer
and Ripplewood Holdings.	Investment Trust, Advisors	Society. Member of the Hubert	Kennedy School of Government	Fund. President of the Board
Formerly on the advisory	Series Trust, Arena	H. Humphrey Institute of	at Harvard University, a member	of Directors of the Periwinkle
boards of the Congressional	Pharmaceuticals, Inc. and	Public Affairs Advisory Board,	of the board of the Financial	National Theatre for Young
Budget Office, the Council on	CancerVax Corporation.	The Mike and Maureen	Institutions Center of The	Audiences. Director of
Competitiveness, the American		Mansfield Foundation, Dean’s	Wharton School of the	icruise.com, Corp.
Council on Capital Formation,		Board of Visitors of the	University of Pennsylvania, a
the Tax Foundation and the		Medical School at the	trustee of the American
Center for Addiction and		University of Minnesota, and	Museum of Natural History, a
Substance Abuse. Trustee of		the Mayo Foundation Advisory	trustee of Trinity School in New
Fifth Avenue Presbyterian		Council to the President.	York City, a member of the
Church of New York.			Board of Advisors of Marujupu
LLC, and a trustee of New
Visions for Public Education
and of The Public Theater in
New York City. Formerly, a
director of Pulte Corporation,
the nation’s largest homebuilder,
a Trustee of Denison University
and a member of Fannie Mae’s
Advisory Council.

			Director and President of the	Director and Vice Chairman of
			Advisor	the Advisor.

[5]	The Board is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which he is elected.
[6]	For Broad Investment Grade, Income Opportunity and Income Trust appointed Director on 08/11/94.
[7]	For Income Opportunity and Income Trust appointed Director on 06/19/92.
[8]	Except during the periods 08/12/93 through 04/15/97 and 10/31/02 through 11/11/02.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of Broad Investment Grade, Income Opportunity and Income Trust may elect, while shareholders of Core Bond, High Yield, Limited Duration and Strategic Bond are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After Broad Investment Grade and/or Income Opportunity Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Trust will not issue any new shares under the Plan.

     After Core Bond, High Yield, Income Trust, Limited Duration and/or Strategic Bond declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commisson. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

ADDITIONAL INFORMATION

     On August 25, 2004, BlackRock, Inc., the parent of BlackRock Advisors, Inc., the Trusts’ investment advisor, entered into an agreement with MetLife, Inc.® to acquire SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment advisor to the State Street Research mutual funds. Management believes there will be no impact to the Trusts as a result of this transaction.

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor

TAX INFORMATION

We wish to advise you as to the federal tax status of dividends paid by the Trusts during the fiscal year ended October 31, 2004.

During the fiscal year ended October 31, 2004, the Trusts paid dividends and distributions as follows:

		Non-taxable	Long-term
	Ordinary Income	Return of Capital	Capital Gains
Trust	Per Share	per share	per share	Total

Broad Investment Grade (BCT)	$0.9000	$ —	$ —	$0.9000
Core Bond (BHK)	1.0886	—	0.0206	1.1092
High Yield (BHY)	0.9158	0.0292	—	0.9451
Income Opportunity (BNA)	0.8400	—	—	0.8400
Income Trust (BKT)	0.6109	—	—	0.6109
Limited Duration (BLW)	1.4996	—	—	1.4996
Strategic Bond (BHD)	1.6084	—	—	1.6084

Further, we wish to advise you that your income dividends do not qualify for the dividends received deduction.

     For the purpose of preparing your 2004 annual federal income tax return, you should report the amounts as reflected on the appropriate Form 1099 DIV which will be mailed to you in January 2005.

(This page intentionally left blank)

BlackRock Closed-End Funds

Directors/Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
R. Glenn Hubbard[1]
Robert S. Kapito
James Clayburn La Force, Jr.
Walter F. Mondale

Officers
Robert S. Kapito, President
Henry Gabbay, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Richard M. Shea, Vice President/Tax
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor[2]
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Transfer Agent
EquiServe Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospec-
tus intended for use in the purchase or sale of Trust shares.
Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	Appointed November 16, 2004.
[2]	For Core Bond, Limited Duration and Strategic Bond.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-3

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $20,400 for the fiscal year ended October 31, 2004 and $23,500 for the fiscal year ended October 31, 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $4,900 for the fiscal year ended October 31, 2004 and $4,600 for the fiscal year ended October 31, 2003. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $10,500 for the fiscal year ended October 31, 2004 and $1,400 for the fiscal year ended October 31, 2003. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e) Audit Committee Pre-Approval Policies and Procedures

      (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

      For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

      In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the

Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

     Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority.)

     Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

     (2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant that directly impacted the Trust for each of the last two fiscal years were $15,400 for the fiscal year ended October 31, 2004 and $6,000 for the fiscal year ended October 31, 2003.

     (h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock High Yield Trust

By: /s/ Henry Gabbay
_______________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: January 4, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_______________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: January 4, 2005

By: /s/ Henry Gabbay
_______________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: January 4, 2005